As filed with the U.S. Securities and Exchange Commission on October 10, 2007

File No. 2-73948

File No. 811-3258

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 95	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 96

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Santa Monica CA 90401

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code (310) 395-8005

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

1299 Ocean Avenue, Santa Monica, California 90401

(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [Date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company and the Directors and principal officers of Dimensional Emerging Markets Value Fund Inc. also have executed this registration statement.

Title of Securities Being Registered:

U.S. LARGE COMPANY PORTFOLIO (Class R1 shares and Class R2 shares)

ENHANCED U.S. LARGE COMPANY PORTFOLIO (Class R1 shares and Class R2 shares)

U.S. LARGE CAP VALUE PORTFOLIO (Class R1 shares and Class R2 shares)

U.S. TARGETED VALUE PORTFOLIO (Class R1 shares and Class R2 shares)

U.S. CORE EQUITY 1 PORTFOLIO (Class R1 shares and Class R2 shares)

U.S. CORE EQUITY 2 PORTFOLIO (Class R1 shares and Class R2 shares)

U.S. VECTOR EQUITY PORTFOLIO (Class R1 shares and Class R2 shares)

U.S. SMALL CAP PORTFOLIO (Class R1 shares and Class R2 shares)

DFA REAL ESTATE SECURITIES PORTFOLIO (Class R1 shares and Class R2 shares)

LARGE CAP INTERNATIONAL PORTFOLIO (Class R1 shares and Class R2 shares)

INTERNATIONAL CORE EQUITY PORTFOLIO (Class R1 shares and Class R2 shares)

INTERNATIONAL SMALL COMPANY PORTFOLIO (Class R1 shares and Class R2 shares)

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO (Class R1 shares and Class R2 shares)

EMERGING MARKETS PORTFOLIO (Class R1 shares and Class R2 shares)

EMERGING MARKETS VALUE PORTFOLIO (Class R1 shares and Class R2 shares)

EMERGING MARKETS CORE EQUITY PORTFOLIO (Class R1 shares and Class R2 shares)

DFA ONE-YEAR FIXED INCOME PORTFOLIO (Class R1 shares and Class R2 shares)

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO (Class R1 shares and Class R2 shares)

DFA FIVE-YEAR GOVERNMENT PORTFOLIO (Class R1 shares and Class R2 shares)

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO (Class R1 shares and Class R2 shares)

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO (Class R1 shares and Class R2 shares)

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO (Class R1 shares and Class R2 shares)

This Post-Effective Amendment No. 95/96 to Registration File Nos. 2-73948/811-3258 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.	PART A — Prospectus relating to the Class R1 shares and Class R2 shares of Registrant’s U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, DFA International Real Estate Securities Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Inflation-Protected Securities Portfolio series of shares

4.	PART B — Statement of Additional Information relating to the Class R1 shares and Class R2 shares of the Registrant’s U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, DFA International Real Estate Securities Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Inflation-Protected Securities Portfolio series of shares

5.	PART C — Other Information

6.	SIGNATURES

P R O S P E C T U S

October 10, 2007

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

The two investment companies described in this Prospectus offer a variety of investment portfolios. Each of the investment companies’ Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. DFA International Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are offered by Dimensional Investment Group Inc. The other listed Portfolios are part of DFA Investment Dimensions Group Inc. The Portfolios described in this Prospectus are designed for long-term investors, except as otherwise described in this Prospectus.

PORTFOLIOS FOR INVESTORS SEEKING TO INVEST IN:

DOMESTIC EQUITY SECURITIES

U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio
Enhanced U.S. Large Company Portfolio	U.S. Core Equity 2 Portfolio
U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio
U.S. Targeted Value Portfolio (formerly, U.S. Small XM Value Portfolio)	U.S. Small Cap Portfolio DFA Real Estate Securities Portfolio

INTERNATIONAL EQUITY SECURITIES

Large Cap International Portfolio	DFA International Real Estate Securities Portfolio
DFA International Value Portfolio	Emerging Markets Portfolio
International Core Equity Portfolio	Emerging Markets Value Portfolio
International Small Company Portfolio	Emerging Markets Core Equity Portfolio

FIXED INCOME SECURITIES

DFA One-Year Fixed Income Portfolio	DFA Five-Year Global Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio
DFA Five-Year Government Portfolio	DFA Inflation-Protected Securities Portfolio

ALLOCATION PORTFOLIOS

Global Equity Portfolio	Global 25/75 Portfolio
Global 60/40 Portfolio

CLASS R1 SHARES

CLASS R2 SHARES

The Portfolios offer three classes of shares: Institutional Class shares, Class R1 shares and Class R2 shares. This Prospectus describes the Class R1 shares and Class R2 shares of the Portfolios which:

Are generally available to retirement plans.

Do not charge a sales commission or “load.”

The Class R1 shares and Class R2 shares of the Portfolios described herein are not registered for sale in all states. Potential investors should call Dimensional Fund Advisors at (310) 395-8005 or ask their financial advisors about the availability of the Class R1 shares and Class R2 shares of the Portfolios in their states. The information contained herein is not an offer to sell or a solicitation of any offer to buy the Portfolios mentioned, and no offers or sales will be made, in any jurisdictions in which the offer or sale of these Portfolios are not qualified or otherwise exempt from regulation.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY
About the Portfolios
F The Portfolios are no- load and low cost.

The Portfolios:

•        Offer three classes of shares. The Class R1 shares and Class R2 shares described in this Prospectus are generally offered to retirement plans.

•        Do not charge sales commissions or “loads.”

•        Are designed for long-term investors, except as described in this Prospectus for the DFA One-Year Fixed Income Portfolio.

F   A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

F   Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F   Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F   Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. This may include limiting or fixing the exposure to a particular country or issuer. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

Some Portfolios Have Special Structures: Certain Portfolios, called “Feeder Portfolios,” do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Feeder Portfolio might encounter operational or other complications.

Each of the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (the “Allocation Portfolios”) and the International Small Company Portfolio is a “fund of funds,” which means that each Portfolio uses its assets to purchase other mutual funds (the “Underlying Funds”).

Management

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) (the “Advisor”) is the investment manager for each Non-Feeder Portfolio and all Master Funds and Underlying Funds. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks either (i) using a market capitalization weighted approach, or (ii) so the portfolio is generally diversified within the targeted asset class.

Two Portfolios managed differently than the Advisor’s typical approach are: the U.S. Large Company Portfolio, whose Master Fund is an index fund, for which its only criteria for holding a stock is whether the stock is in the S&P 500® Index, and the Enhanced U.S. Large Company Portfolio, whose Master Fund generally invests in S&P 500® futures contracts and fixed income securities.

The Advisor’s investment guidelines for all Equity Portfolios (except the U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, DFA Real Estate Securities Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio) use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

F   Total market capitalization with respect to the U.S. markets is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“Amex”) or Nasdaq Global Market® (“Nasdaq”).

For example, the Master Fund of the U.S. Large Cap Value Portfolio generally buys stocks whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break.

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Setting a maturity range.

2.      Implementing the Advisor’s quality and eligibility guidelines.

3.      Purchasing securities (i) with a view to balancing the objective of maximizing returns consistent with preservation of capital or (ii) with a view to balancing the objective of maximizing returns consistent with inflation protection for the DFA Inflation-Protected Securities Portfolio.

Asset Allocation Investment Approach:

The Allocation Portfolios provide investors with an option to choose one of three diversified investment portfolios, which combine multiple equity investment strategies with varying levels of fixed income strategies. The Advisor employs different asset allocation strategies for each Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic and international issuers in different proportions for each Portfolio, and shares of Underlying Funds that invest in fixed income securities of domestic and international issuers in different proportions for the Global 60/40 Portfolio and Global 25/75 Portfolio. The target allocation of assets between equity Underlying Funds (the “Equity Underlying Funds,” consisting of the “Domestic Equity Underlying Funds” and the “International Equity Underlying Funds”) and fixed income Underlying Funds (the “Fixed Income Underlying Funds”), and the range of allocations for each Allocation Portfolio, under normal circumstances, are shown in the table below:

	Global Equity Portfolio Allocation		Global 60/40 Portfolio Allocation		Global 25/75 Portfolio Allocation
	Target	Range	Target	Range	Target	Range
Equity Underlying Funds	100%	90%-100%	60%	40%-80%	25%	5%-45%
Fixed Income Underlying Funds	0%	0%	40%	20%-60%	75%	55%-95%

Each Allocation Portfolio’s target allocation generally relates to a different level of equity and fixed income exposure, and hence, a different level of overall risk. The Global Equity Portfolio seeks to provide maximum capital appreciation, resulting in the highest level of equity risk of the three Allocation Portfolios. The Global 25/75 Portfolio seeks to provide investors with a return consistent with relatively low levels of equity risk. The Global 60/40 Portfolio’s equity risk level falls between that of the Global Equity and Global 25/75 Portfolios.

As of the date of this Prospectus, each Allocation Portfolio is expected to invest mainly in the Underlying Funds listed below, except that the Global Equity Portfolio is not expected to invest in the Fixed Income Underlying Funds. While each Allocation Portfolio currently intends to invest in the Underlying Funds identified below, each Portfolio may add or eliminate Underlying Funds as may be determined from time to time by the Advisor without notice to shareholders.

Domestic Equity Underlying Funds—The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, DFA Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio.

International Equity Underlying Funds—Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., The Emerging Markets Small Cap Series, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio.

Fixed Income Underlying Funds—The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio.

The investment objectives and policies of the Underlying Funds are summarized in the section, “ALLOCATION PORTFOLIOS—Investment Objectives, Strategies and Policies of the Underlying Funds.”

Investment Objectives, Strategies and Risks Domestic Equity Portfolios: The U.S. Large Company Portfolios U.S. Large Company Portfolio

F   About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall.

•        Investment Objective: To approximate the total investment return of the S&P 500® Index.

•        Investment Strategy: Buy shares of a Master Fund that invests in S&P 500® Index stocks in approximately the proportions they are represented in the S&P 500® Index.

•        Principal Risk: Market Risk.

Enhanced U.S. Large Company Portfolio

•        Investment Objective: Outperform the S&P 500® Index.

•        Investment Strategy: Buy shares of a Master Fund that generally invests in S&P 500® Index futures and short-term fixed income obligations. The Master Fund’s investment in fixed income obligations may include securities of foreign issuers. The Master Fund hedges foreign currency risk.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

F   “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows and book value.

F   In selecting value stocks, the Advisor primarily considers price relative to book value.

The U.S. Value Portfolios

U.S. Large Cap Value Portfolio

U.S. Targeted Value Portfolio (formerly, U.S. Small XM Value Portfolio)

•        Investment Objective (each Portfolio): Long-term capital appreciation.

•        Investment Strategy (each Portfolio): U.S. Large Cap Value Portfolio buys shares of a Master Fund that purchases value stocks of U.S. companies using a market capitalization weighted approach. The U.S. Targeted Value Portfolio purchases value stocks of U.S. companies using a market capitalization weighted approach.

•        How the Portfolios Differ: The Portfolios, either directly or through investment in a Master Fund, focus on different parts of the value stocks universe:

  —U.S. Large Cap Value Portfolio—Large capitalization stocks.

  —U.S. Targeted Value Portfolio—Small and mid capitalization stocks.

•        Principal Risks: Market Risk (Both Portfolios) and Small Company Risk (U.S. Targeted Value Portfolio).

The U.S. Core Portfolios

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

•        Investment Objective (each Portfolio): Long-term capital appreciation.

•        Investment Strategy (each Portfolio): Purchase a broad portfolio of U.S. operating companies with an increased exposure to small capitalization and value companies.

•        How the Portfolios Differ: U.S. Core Equity 2 Portfolio invests with a greater emphasis on small capitalization and value companies than U.S. Core Equity 1 Portfolio.

•        Principal Risks: Market Risk and Small Company Risk.

U.S. Vector Equity Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase a broad portfolio of U.S. operating companies with an emphasis on small capitalization and value companies by reducing or avoiding investments in large capitalization companies.

•        Principal Risks: Market Risk and Small Company Risk.

U.S. Small Cap Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Buy shares of a Master Fund that purchases small company stocks using a market capitalization weighted approach.

• Principal Risks: Market Risk and Small Company Risk.

DFA Real Estate Securities Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Invest in publicly traded real estate investment trusts (“REITS”) using a market capitalization weighted approach.

•        Principal Risks: Market Risk, Risks of Concentrating in the Real Estate Industry and Real Estate Investment Risk.

F The International Equity Portfolios and Master Funds do not hedge their foreign currency risks.	International Equity Portfolios: Large Cap International Portfolio • Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase stocks of large, non-U.S. companies using a market capitalization weighted approach in each applicable country.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

DFA International Value Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Buy shares of a Master Fund that purchases value stocks of large non-U.S. companies using a market capitalization weighted approach in each applicable country.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

International Core Equity Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase a broad portfolio of non-U.S. companies with an increased exposure to small capitalization and value companies.

•        Principal Risks: Market Risk, Small Company Risk and Foreign Securities and Currencies Risk.

DFA International Real Estate Securities Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Invest in a broad portfolio of securities of non-U.S. companies in the real estate industry, including developed and emerging markets, with a focus on non-U.S. real estate investment trusts (REITs) or companies that the Advisor considers REIT-like entities.

•        Principal Risks: Market Risk, Foreign Securities and Currencies Risk, Small Company Risk, Risks of Concentrating in the Real Estate Industry, Real Estate Investment Risk and Emerging Markets Risk.

International Small Company Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Buy shares of Master Funds that use a market capitalization approach to purchase securities of Canadian, Japanese, United Kingdom, European and Asia Pacific small companies.

• Principal Risks: Market Risk, Small Company Risk and Foreign Securities and Currencies Risk.

F Emerging Markets are countries with less developed economies not yet at the level of the world’s mature economies.

The Emerging Markets Portfolios

Emerging Markets Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

•        Investment Objective (each Portfolio): Long-term capital appreciation.

•        Investment Strategy:

— Emerging Markets Portfolio—Buy shares of a Master Fund that purchases stocks of larger emerging markets companies.

— Emerging Markets Value Portfolio—Buy shares of a Master Fund that purchases value stocks of emerging markets companies.

— Emerging Markets Core Equity Portfolio—Purchase a broad portfolio of emerging markets companies with an increased exposure to small capitalization and value companies.

•        Principal Risks: Market Risk, Foreign Securities and Currencies Risk, Small Company Risk and Emerging Markets Risk.

Fixed Income Portfolios: DFA One-Year Fixed Income Portfolio • Investment Objective: Achieve a stable real return in excess of the rate of inflation with a minimum of risk.

•        Investment Strategy: Buy shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of high quality fixed income securities with an average maturity of one year or less. The Master Fund may, however, take a large position in higher yielding securities maturing within two years. It also intends to concentrate investments in the banking industry under certain conditions.

•        Principal Risks: Market Risk, Interest Rate Risk, Credit Risk, Risks of Banking Concentration and Income Risk.

DFA Two-Year Global Fixed Income Portfolio

•        Investment Objective: Maximize total returns consistent with preservation of capital.

•        Investment Strategy: Buy shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Master Fund also plans to invest significantly in the banking industry if particular conditions occur. The Master Fund hedges foreign currency risks.

•        Principal Risks: Market Risk, Foreign Securities and Currencies Risk, Interest Rate Risk, Credit Risk, Risks of Banking Concentration and Income Risk.

DFA Five-Year Government Portfolio • Investment Objective: Maximize total returns from the universe of debt obligations of the U.S. government and U.S. government agencies.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in five years or less. The Portfolio may also enter into repurchase agreements backed by U.S. government securities.

•        Principal Risks: Market Risk, Interest Rate Risk, Credit Risk and Income Risk.

DFA Five-Year Global Fixed Income Portfolio

•        Investment Objective: Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in five years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Portfolio hedges foreign currency risks.

•        Principal Risks: Market Risk, Foreign Securities and Currencies Risk, Interest Rate Risk, Credit Risk and Income Risk.

DFA Intermediate Government Fixed Income Portfolio

•        Investment Objective: Earn current income consistent with preservation of capital.

•        Investment Strategy: Invest in high quality, low-risk obligations of the U.S. government and its agencies with maturities of between five and fifteen years.

•        Principal Risks: Market Risk, Interest Rate Risk, Credit Risk and Income Risk.

DFA Inflation-Protected Securities Portfolio

•        Investment Objective: Provide inflation protection and earn current income consistent with inflation-protected securities.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of inflation-protected securities that are structured to provide a total return that exceeds the rate of inflation over the long-term. The Portfolio will invest primarily in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities. Inflation-protected securities are securities whose principal and/or interest payments are adjusted for inflation. Generally, the Portfolio will purchase inflation-protected securities with maturities of between five and twenty years but is permitted to purchase securities outside this range.

•        Principal Risks: Market Risk, Interest Rate Risk, Inflation-Protected Securities Interest Rate Risk, Credit Risk, Risks of Investing for Inflation Protection and Income Risk.

Allocation Portfolios:

Global Equity Portfolio (the “Equity Portfolio”)

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Invest the Portfolio’s assets in Equity Underlying Funds. (The Portfolio will have no exposure to Fixed Income Underlying Funds.)

•        Principal Risks: Fund of Funds Risk, Market Risk, Foreign Securities and Currencies Risk, Small Company Risk, Risks of Concentrating in the Real Estate Industry, Real Estate Investment Risk and Emerging Markets Risk.

Global 60/40 Portfolio (the “60/40 Portfolio”)

•        Investment Objective: Total return consisting of capital appreciation and current income.

•        Investment Strategy: Invest the Portfolio’s assets to achieve an allocation of approximately 60% of the Portfolio’s assets to Equity Underlying Funds and approximately 40% of the Portfolio’s assets to Fixed Income Underlying Funds.

•        Principal Risks: Fund of Funds Risk, Market Risk, Foreign Securities and Currencies Risk, Small Company Risk, Risks of Concentrating in the Real Estate Industry, Real Estate Investment Risk, Emerging Markets Risk, Interest Rate Risk, Risks of Banking Concentration and Income Risk.

Global 25/75 Portfolio (the “25/75 Portfolio”)

•        Investment Objective: Total return consistent with current income and preservation of capital with some capital appreciation.

•        Investment Strategy: Invest the Portfolio’s assets to achieve an allocation of approximately 25% of the Portfolio’s assets to Equity Underlying Funds and approximately 75% of its assets to Fixed Income Underlying Funds.

•        Principal Risks: Fund of Funds Risk, Market Risk, Foreign Securities and Currencies Risk, Small Company Risk, Risks of Concentrating in the Real Estate Industry, Real Estate Investment Risk, Emerging Markets Risk, Interest Rate Risk, Risks of Banking Concentration and Income Risk.

Principal Risks

Fund of Funds Risk (Allocation Portfolios): The investment performance of each Allocation Portfolio is affected by the investment performance of the Underlying Funds in which the Allocation Portfolio invests. The ability of an Allocation Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. There can be no assurance that the investment objective of any Allocation Portfolio or Underlying Fund will be achieved. Through their investments in the Underlying Funds, the Portfolios are subject to the risks of the Underlying Funds’ investments. The risks of the Underlying Funds’ investments are described below.

Market Risk (all Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Foreign Securities and Currencies Risk (Enhanced U.S. Large Company Portfolio, International Equity Portfolios, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and Allocation Portfolios): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The DFA Two-Year Global Fixed Income Series, DFA Five-Year Global Fixed Income Portfolio and Enhanced U.S. Large Company Series hedge foreign currency risk; the International Equity Portfolios do not.

Small Company Risk (U.S. Targeted Value Portfolio, U.S. Small Cap Portfolio, International Small Company Portfolio, The Emerging Markets Portfolios, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio and Allocation Portfolios): Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Risks of Concentrating in the Real Estate Industry (DFA Real Estate Securities Portfolio, DFA International Real Estate Securities Portfolio and Allocation Portfolios): The DFA Real Estate Securities Portfolio and DFA International Real Estate Securities Portfolio are concentrated in the real estate industry. The exclusive focus by DFA Real Estate Securities Portfolio and DFA International Real Estate Securities Portfolio on the real estate industry may cause a Portfolio’s risk to approximate the general risks of direct real estate ownership. The performance of DFA Real Estate Securities Portfolio and DFA International Real Estate Securities Portfolio may be materially different from the broad equity market.

Real Estate Investment Risk (DFA Real Estate Securities Portfolio, DFA International Real Estate Securities Portfolio and Allocation Portfolios): The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Emerging Markets Risk (DFA International Real Estate Securities Portfolio, The Emerging Markets Portfolios and Allocation Portfolios): Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.

Interest Rate Risk (Fixed Income Portfolios, 60/40 Portfolio and 25/75 Portfolio): Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk (DFA Inflation-Protected Securities Portfolio): Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk (Fixed Income Portfolios, 60/40 Portfolio and 25/75 Portfolio): Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a Portfolio’s, Master Fund’s, or Underlying Fund’s performance. Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by Standard & Poor’s Rating Group or Ba or below by Moody’s Investors Service, Inc.). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price a Portfolio, Master Fund or Underlying Fund desires. While securities directly issued or guaranteed by the U.S. Treasury and by agencies and instrumentalities that are backed by the full faith and credit of the U.S. government present little credit risk, securities issued or guaranteed by other agencies or instrumentalities may have greater credit risks. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration (DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, 60/40 Portfolio and 25/75 Portfolio): Each of The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. Focus on the banking industry would link the performance of The DFA One-Year Fixed Income Series and/or The DFA Two-Year Global Fixed Income Series (and in turn the DFA One-Year Fixed Income Portfolio and/or the DFA Two-Year Global Fixed Income Portfolio) to changes in the performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause the Portfolios’ values to fluctuate.

Risks of Investing for Inflation Protection (DFA Inflation Protected Securities Portfolio): Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Inflation-Protected Securities Portfolio may be irregular. In a period of sustained deflation, the inflation-protected securities held by the DFA Inflation-Protected Securities Portfolio may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. As a result, the DFA Inflation-Protected Securities Portfolio may suffer a loss during periods of sustained deflation. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the DFA Inflation-Protected Securities Portfolio’s value. If interest rates rise due to reasons other than inflation, the DFA Inflation-Protected Securities Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the DFA Inflation-Protected Securities Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk (Fixed Income Portfolios, 60/40 Portfolio and 25/75 Portfolio): Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline.

Other Risks

Derivatives (All Portfolios, except the U.S. Small Cap Portfolio, International Small Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Inflation-Protected Securities Portfolio and Allocation Portfolios):

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The DFA Two-Year Global Fixed Income Portfolio’s Master Fund, Enhanced U.S. Large Company Portfolio’s Master Fund and DFA Five-Year Global Fixed Income Portfolio use foreign currency contracts to hedge foreign currency risks. In an attempt to achieve its investment objectives, the Enhanced U.S. Large Company Portfolio’s Master Fund uses index swap agreements and stock index futures to hedge against changes in securities prices. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Each Portfolio (or with respect to a Feeder Portfolio, its Master Fund) may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on a Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, the Enhanced U.S. Large Company Portfolio’s Master Fund uses index swap agreements and stock index futures to attempt to achieve its investment objectives. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When a Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

With respect to the Allocation Portfolios, although the Allocation Portfolios do not use derivatives, some of the Underlying Funds in which they invest may use derivatives.

Securities Lending (All Portfolios):

Non-Feeder Portfolios, Master Funds and Underlying Funds may lend their portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Non-Feeder Portfolios, Master Funds or Underlying Funds may lose money and there may be a delay in recovering the loaned securities. A Non-Feeder Portfolio, Master Fund or Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.

Other Information

Commodity Pool Operator Exemption:

Each Portfolio, Master Fund and Underlying Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Class R1 shares and Class R2 shares of each Portfolio (except Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are new classes of shares for which performance information is not available, therefore, the Bar Chart and Table show performance information for the Institutional Class shares of each Portfolio, another class of shares of each Portfolio not offered in this Prospectus. The Class R1 shares of the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are a new class of shares for which performance information is not available.

The Bar Chart for each Portfolio (except Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) shows the changes in performance of the Institutional Class shares of each Portfolio from year to year. The Bar Chart for the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio shows the changes in performance of the Class R2 shares (previously designated Class R shares) of each Portfolio from year to year.

The Table for each Portfolio (except Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) illustrates how annualized one year, five year and ten year (or since inception, if shorter) returns for each Portfolio’s Institutional Class shares compare with those of a broad measure of market performance. The Table for each of the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio illustrates how annualized one year and since inception returns for each Portfolio’s Class R2 shares (previously designated Class R shares) compare with those of a broad measure of market performance.

Except for the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio, the Bar Charts and Tables presented below illustrate the performance of the Institutional Class shares of each Portfolio, which are not offered in this Prospectus but would have substantially similar annual returns as the Class R1 shares and Class R2 shares because the shares are invested in the same portfolio securities. Returns for the Class R1 shares, Class R2 shares, and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R1 shares and Class R2 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R1 shares and Class R2 shares have higher expenses than the Institutional Class shares.

Before March 30, 2002, reimbursement fees were charged to purchasers of shares of certain Portfolios and paid to the Portfolios to offset costs incurred by the Portfolios when investing the proceeds from the sale of their shares. These reimbursement fees are reflected in the historical performance for these Portfolios presented in the Tables.

Performance information is not available for the DFA International Real Estate Securities Portfolio and DFA Inflation-Protected Securities Portfolio because they have less than one calendar year of performance.

U.S. Large Company Portfolio Institutional Class Shares

40%
20%
0
-20%
-40%

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Total Returns (%)	33.09	28.68	20.81	-9.26	-12.10	-22.23	28.49	10.71	4.85	15.71

January 1997-December 2006	
Highest Quarter	Lowest Quarter
21.42 (10/98-12/98)	-17.29 (7/02-9/02)

Year-to-date return (%) as of June 30, 2007: 6.93

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Ten Years
U.S. Large Company Portfolio - Institutional Class Shares			
Return Before Taxes	15.71	6.06	8.28
S&P 500® Index(1)	15.80	6.19	8.42

(1)Copyright © 2007, Standard & Poor's, a division of The McGraw-Hill Companies, Inc. All rights reserved.

Enhanced U.S. Large Company Portfolio Institutional Class Shares

40%
20%
0
-20%
-40%

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Total Returns (%)	32.74	29.55	19.37	-9.66	-11.39	-20.80	28.86	10.04	3.58	15.03

January 1997-December 2006	
Highest Quarter	Lowest Quarter
21.87 (10/98-12/98)	-16.53 (7/02-9/02)

Year-to-date return (%) as of June 30, 2007: 6.62

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Ten Years
Enhanced U.S. Large Company Portfolio - Institutional Class Shares			
Return Before Taxes	15.03	6.00	8.20
S&P 500® Index(1)	15.80	6.19	8.42

(1)Copyright © 2007, Standard & Poor's, a division of The McGraw-Hill Companies, Inc. All rights reserved.

U.S. Large Cap Value Portfolio Institutional Class Shares

40%
30%
20%
10%
0
-10%
-20%

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Total Returns (%)	28.12	11.98	4.79	10.22	3.84	-14.92	34.42	18.24	10.24	20.19

January 1997-December 2006	
Highest Quarter	Lowest Quarter
17.76 (4/03-6/03)	-19.72 (7/02-9/02)

Year-to-date return (%) as of June 30, 2007: 8.90

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Ten Years
U.S. Large Cap Value Portfolio - Institutional Class Shares			
Return Before Taxes	20.19	12.37	11.92
Russell 1000® Value Index	22.24	10.85	11.00

U.S. Targeted Value Portfolio Institutional Class Shares

60%
50%
40%
30%
20%
10%
0
-10%

	2001	2002	2003	2004	2005	2006
Total Returns (%)	17.93	-9.66	54.07	24.45	9.25	19.70

January 2001-December 2006	
Highest Quarter	Lowest Quarter
26.65 (4/03-6/03)	-22.25 (7/02-9/02)

Year-to-date return (%) as of June 30, 2007: 7.52

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Since 2/23/00 Inception
U.S. Targeted Value Portfolio - Institutional Class Shares			
Return Before Taxes	19.70	17.81	19.09
Russell 2000® Value Index	23.48	15.38	16.65

U.S. Core Equity 1 Portfolio Institutional Class Shares

20%
10%
0
-10%
-20%
2006

Total Returns (%)	15.69

January 2006-December 2006	
Highest Quarter	Lowest Quarter
7.44 (10/06-12/06)	-2.29 (4/06-6/06)

Year-to-date return (%) as of June 30, 2007: 7.88

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Since 9/15/05 Inception
U.S. Core Equity 1 Portfolio - Institutional Class Shares		
Return Before Taxes	15.69	13.87
Russell 3000® Index	15.72	13.93

U.S. Core Equity 2 Portfolio Institutional Class Shares

20%
10%
0
-10%
-20%
2006

Total Returns (%)	16.99

January 2006-December 2006	
Highest Quarter	Lowest Quarter
7.91 (10/06-12/06)	-2.27 (4/06-6/06)

Year-to-date return (%) as of June 30, 2007: 7.91

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Since 9/15/05 Inception
U.S. Core Equity 2 Portfolio - Institutional Class Shares		
Return Before Taxes	16.99	15.05
Russell 3000® Index	15.72	13.93

U.S. Vector Equity Portfolio Institutional Class Shares

30%
20%
10%
0
-10%
2006

Total Returns (%)	20.01

January 2006-December 2006	
Highest Quarter	Lowest Quarter
11.96 (1/06-3/06)	-3.14 (4/06-6/06)

Year-to-date return (%) as of June 30, 2007: 7.92

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Since 12/30/05 Inception
U.S. Vector Equity Portfolio - Institutional Class Shares		
Return Before Taxes	20.01	19.95
Russell 2500® Index	16.16	16.12

U.S. Small Cap Portfolio Institutional Class Shares

60%
50%
40%
30%
20%
10%
0
-10%
-20%
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Total Returns (%)	24.24	-5.52	25.43	2.45	12.69	-19.14	51.49	17.87	6.08	16.61

January 1997-December 2006	
Highest Quarter	Lowest Quarter
25.73 (4/03-6/03)	-22.09 (7/98-9/98)

Year-to-date return (%) as of June 30, 2007: 6.66

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Ten Years
U.S. Small Cap Portfolio - Institutional Class Shares			
Return Before Taxes	16.61	12.30	11.75
Russell 2000® Index	18.37	11.39	9.44

DFA Real Estate Securities Portfolio Institutional Class Shares

40%
30%
20%
10%
0
-10%
-20%
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006

Total Returns (%)	19.33	-15.38	-1.98	28.39	13.16	4.18	35.59	32.07	13.15	35.27

January 1997-December 2006	
Highest Quarter	Lowest Quarter
15.50 (10/04-12/04)	-9.79 (7/98-9/98)

Year-to-date return (%) as of June 30, 2007: -6.30

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Ten Years
DFA Real Estate Securities Portfolio - Institutional Class Shares			
Return Before Taxes	35.27	23.35	15.17
S&P 500® Index[(1)]	15.80	6.19	8.42
Dow Jones Wilshire REIT Index	36.14	23.87	15.30

[(1)]Copyright © 2007, Standard & Poor's, a division of The McGraw-Hill Companies, Inc. All rights reserved.

Large Cap International Portfolio Institutional Class Shares

40%
30%
20%
10%
0
-10%
-20%
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006

Total Returns (%)	5.52	18.21	28.50	-13.99	-20.83	-14.62	36.71	18.81	13.47	24.86

January 1997-December 2006	
Highest Quarter	Lowest Quarter
19.56 (10/98-12/98)	-18.81 (7/02-9/02)

Year-to-date return (%) as of June 30, 2007: 11.22

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Ten Years
Large Cap International Portfolio - Institutional Class Shares			
Return Before Taxes	24.86	14.46	7.93
MSCI EAFE® Index (net dividends)	26.34	14.98	7.71

DFA International Value Portfolio Institutional Class Shares

60%
40%
20%
0
-20%
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006

Total Returns (%)	-3.15	14.87	16.30	-0.16	-15.26	-8.53	49.92	28.80	15.27	34.15

January 1997-December 2006	
Highest Quarter	Lowest Quarter
23.18 (4/03-6/03)	-21.00 (7/02-9/02)

Year-to-date return (%) as of June 30, 2007: 13.24

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Ten Years
DFA International Value Portfolio - Institutional Class Shares			
Return Before Taxes	34.15	22.26	11.58
MSCI EAFE® Index (net dividends)	26.34	14.98	7.71

International Core Equity Portfolio Institutional Class Shares

30%
20%
10%
0
-10%
2006

Total Returns (%)	26.95

January 2006-December 2006	
Highest Quarter	Lowest Quarter
10.92 (10/06-12/06)	-0.67 (4/06-6/06)

Year-to-date return (%) as of June 30, 2007: 11.92

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Since 9/15/05 Inception
International Core Equity Portfolio - Institutional Class Shares		
Return Before Taxes	26.95	26.14
MSCI World ex U.S. Index (net dividends)	25.71	24.59

International Small Company Portfolio Institutional Class Shares

60%
40%
20%
0
-20%
-40%
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Total Returns (%)	-23.72	8.19	21.86	-5.41	-10.52	1.91	58.78	30.92	21.96	24.88

January 1997-December 2006	
Highest Quarter	Lowest Quarter
23.53 (4/03-6/03)	-17.65 (10/97-12/97)

Year-to-date return (%) as of June 30, 2007: 13.82

	Periods ending December 31, 2006		
Annualized Returns (%)	One Year	Five Years	Ten Years
International Small Company Portfolio[1] - Institutional Class Shares			
Return Before Taxes	24.88	26.23	10.55
MSCI EAFE® Small Cap Index (price-only)	17.35	21.59	6.81
MSCI EAFE® Small Cap Index (net dividends)[2]	19.31	23.97	—

[1]Performance reflects reimbursement fees previously charged to investors of 0.675% (inception to 3/30/02) of the Portfolio's offering price.

[2]The MSCI EAFE Small Cap Index (net dividends) does not have 10 years of performance data. The Portfolio intends to include the index (price–only) until the index (net dividends) has at least ten years of data to report.

Emerging Markets Portfolio Institutional Class Shares

80%
60%
40%
20%
0
-20%
-40%
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Total Returns (%)	-18.90	-9.43	71.70	-29.15	-6.78	-9.45	60.17	29.93	29.85	29.17

January 1997-December 2006	
Highest Quarter	Lowest Quarter
31.59 (10/98-12/98)	-22.01 (7/98-9/98)

Year-to-date return (%) as of June 30, 2007: 20.37

	Periods ending December 31, 2006		
Annualized Returns (%)	One Year	Five Years	Ten Years
Emerging Markets Portfolio[1] - Institutional Class Shares			
Return Before Taxes	29.17	25.74	10.11
MSCI Emerging Markets Index (gross dividends)	32.59	26.97	9.40
MSCI Emerging Markets Index (net dividends)[2]	32.17	26.59	—

[1]Performance reflects reimbursement fees previously charged to investors of 0.50% (7/01/95 to 3/30/02) of the Portfolio's offering price.

[2]The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance data. The Portfolio intends to include the index (gross dividends) until the index (net dividends) has at least ten years of data to report.

Emerging Markets Value Portfolio Institutional Class Shares

100%
75%
50%
25%
0
-25%
-50%
1999
2000
2001
2002
2003
2004
2005
2006

	1999	2000	2001	2002	2003	2004	2005	2006
Total Returns (%)	84.26	-34.16	-0.99	-1.70	76.21	39.21	30.81	37.93

January 1999-December 2006	
Highest Quarter	Lowest Quarter
40.26 (4/99 - 6/99)	-17.56 (7/01 - 9/01)

Year-to-date return (%) as of June 30, 2007: 28.33

	Periods ending December 31, 2006		
Annualized Returns (%)	One Year	Five Years	Since 4/1/98 Inception
Emerging Markets Value Portfolio[1] - Institutional Class Shares			
Return Before Taxes	37.93	34.12	18.79
MSCI Emerging Markets Index (gross dividends)[2]	32.59	26.97	11.87
MSCI Emerging Markets Index (net dividends)[3]	32.17	26.59	—

[1]Performance reflects reimbursement fees previously charged to investors of 0.50% (inception to 3/30/02) of the Portfolio's offering price.

[2]Since April 30, 1998, the date following the Portfolio's inception for which data is available.

[3]The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance data. The Portfolio intends to include the index (gross dividends) until the index (net dividends) has at least ten years of data to report.

Emerging Markets Core Equity Portfolio Institutional Class Shares

50%
25%
0
-25%
-50%
2006

	2006
Total Returns (%)	30.95

January 2006-December 2006	
Highest Quarter	Lowest Quarter
18.40 (10/06 - 12/06)	-6.65 (4/06 - 6/06)

Year-to-date return (%) as of June 30, 2007: 23.05

	Periods ending December 31, 2006	
Annualized Returns (%)	One Year	Since 4/5/05 Inception
Emerging Markets Core Equity Portfolio - Institutional Class Shares		
Return Before Taxes	30.95	31.49
MSCI Emerging Markets Index (net dividends)	32.17	37.17

DFA One-Year Fixed Income Portfolio Institutional Class Shares

10%
8%
6%
4%
2%
0
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Total Returns (%)	6.00	5.70	4.60	6.73	5.76	3.90	1.61	0.90	2.30	4.78

January 1997-December 2006	
Highest Quarter	Lowest Quarter
2.05 (7/01 - 9/01)	-0.53 (4/04 - 6/04)

Year-to-date return (%) as of June 30, 2007: 2.64

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Ten Years
DFA One-Year Fixed Income Portfolio - Institutional Class Shares			
Return Before Taxes	4.78	2.69	4.21
Merrill Lynch Six-Month U.S. Treasury Bill Index*	4.81	2.52	4.00
Merrill Lynch One-Year U.S. Treasury ote Inde x*	4.32	2.46	4.26

10%
8%
6%
4%
2%
0
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Total Returns (%)	5.86	6.48	4.57	6.47	6.07	5.30	1.92	0.74	1.90	4.46

January 1997-December 2006	
Highest Quarter	Lowest Quarter
2.44 (7/01-9/01)	-1.21 (4/04-6/04)

Year-to-date return (%) as of June 30, 2007: 2.47

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Ten Years
DFA Two-Year Global Fixed Income Portfolio - Institutional Class Shares			
Return Before Taxes	4.46	2.85	4.36
Merrill Lynch 1-3 Year U.S. Government/Corporate Index[1] *	4.25	3.20	4.94
Citigroup World Government Bond Index 1-3 Year Currency Hedged U.S. Dollar[1]	4.34	3.05	4.70

[1] As of the date of this Prospectus, the Portfolio changed its benchmark from the Merrill Lynch 1-3 Year U.S. Government/Corporate Index to the Citigroup World Government Bond Index 1-3 Year Currency Hedged U.S. Dollar. The Citigroup World Government Bond Index 1-3 Year Currency Hedged U.S. Dollar is a more appropriate index because it includes global securities and the former index includes only U.S. securities.

DFA Five-Year Government Portfolio Institutional Class Shares

15%
10%
5%
0
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Total Returns (%)	6.38	5.43	3.78	6.76	7.04	11.79	2.69	2.74	0.77	4.51

January 1997-December 2006	
Highest Quarter	Lowest Quarter
5.50 (7/02-9/02)	-3.22 (4/04-6/04)

Year-to-date return (%) as of June 30, 2007: 2.48

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Ten Years
DFA Five-Year Government Portfolio - Institutional Class Shares			
Return Before Taxes	4.51	4.43	5.15
Lehman Brothers U.S. Government Bond Index Intermediate[1]	3.84	3.92	5.48
Merrill Lynch 1-5 Year Treasuries/Agencies Index[1] *	4.04	3.31	5.07

[1] As of the date of this Prospectus, the Portfolio changed its benchmark from the Lehman Brothers U.S. Government Bond Index Intermediate to the Merrill Lynch 1-5 Year Treasuries/Agencies Index because the Merrill Lynch 1-5 Year Treasuries/Agencies Index includes securities with maturities more imilar to the Portfolio's strategy.

15%
10%
5%
0
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Total Returns (%)	8.31	8.36	3.71	6.66	5.93	10.39	2.98	2.89	1.72	3.89

January 1997-December 2006	
Highest Quarter	Lowest Quarter
5.34 (7/02-9/02)	-3.26 (4/04-6/04)

Year-to-date return (%) as of June 30, 2007: 2.16

Annualized Returns (%)	Periods ending December 31, 2006 One Year	Five Years	Ten Years
DFA Five-Year Global Fixed Income Portfolio - Institutional Class Shares			
Return Before Taxes	3.89	4.33	5.45
Lehman Brothers Aggregate Bond Index[1]	4.33	5.06	6.24
Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar[1]	4.09	3.37	5.06

[1] As of the date of this Prospectus, the Portfolio changed its benchmark from the Lehman Brothers Aggregate Bond Index to the Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar. The Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar is a more appropriate index because it includes global securities and the former index includes only U.S. securities.

*	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

FEES AND EXPENSES

The tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

CLASS R1 SHARES

Annual Fund Operating Expenses* (as a % of average net assets)	Management Fee	Shareholder Services Fees**	Other Expenses	Acquired Fund Fees & Expenses***	Total Annual Operating Expenses	Fee Waiver and/ or Expense or (Recovery) Assumption****	Net Expenses
U.S. Large Company Portfolio(1)(2)	0.12%	0.10%	0.13%	N/A	0.35%	0.00%	0.35%
Enhanced U.S. Large Company Portfolio(1)(3)	0.20%	0.10%	0.15%	N/A	0.45%	0.00%	0.45%
U.S. Large Cap Value Portfolio(1)(3)	0.25%	0.10%	0.13%	N/A	0.48%	0.00%	0.48%
U.S. Targeted Value Portfolio(4)	0.35%	0.10%	0.17%	N/A	0.62%	0.00%	0.62%
U.S. Core Equity 1 Portfolio(5)	0.17%	0.10%	0.14%	N/A	0.41%	0.00%	0.41%
U.S. Core Equity 2 Portfolio(5)	0.20%	0.10%	0.14%	N/A	0.44%	0.00%	0.44%
U.S. Vector Equity Portfolio(6)	0.30%	0.10%	0.16%	N/A	0.56%	0.00%	0.56%
U.S. Small Cap Portfolio(1)(3)	0.35%	0.10%	0.13%	N/A	0.58%	0.00%	0.58%
DFA Real Estate Securities Portfolio(7)	0.30%	0.10%	0.13%	N/A	0.53%	0.00%	0.53%
Large Cap International Portfolio(7)	0.25%	0.10%	0.14%	N/A	0.49%	0.00%	0.49%
DFA International Value Portfolio(1)(3)	0.40%	0.10%	0.14%	N/A	0.64%	0.00%	0.64%
International Core Equity Portfolio(5)	0.35%	0.10%	0.16%	N/A	0.61%	0.00%	0.61%
International Small Company Portfolio(8)	0.40%	0.10%	0.11%	0.14%	0.75%	0.00%	0.75%
DFA International Real Estate Securities Portfolio(6)	0.35%	0.10%	0.29%	N/A	0.74%	0.00%	0.74%
Emerging Markets Portfolio(1)(3)	0.50%	0.10%	0.20%	N/A	0.80%	0.00%	0.80%
Emerging Markets Value Portfolio(1)(3)	0.50%	0.10%	0.21%	N/A	0.81%	0.00%	0.81%
Emerging Markets Core Equity Portfolio(6)	0.55%	0.10%	0.22%	N/A	0.87%	0.00%	0.87%
DFA One-Year Fixed Income Portfolio(1)(3)	0.15%	0.10%	0.13%	N/A	0.38%	0.00%	0.38%

Annual Fund Operating Expenses* (as a % of average net assets)	Management Fee	Shareholder Services Fees**	Other Expenses	Acquired Fund Fees & Expenses***	Total Annual Operating Expenses	Fee Waiver and/ or Expense or (Recovery) Assumption****	Net Expenses
DFA Two-Year Global Fixed Income Portfolio(1)(3)	0.15%	0.10%	0.14%	N/A	0.39%	0.00%	0.39%
DFA Five-Year Government Portfolio(7)	0.20%	0.10%	0.13%	N/A	0.43%	0.00%	0.43%
DFA Five-Year Global Fixed Income Portfolio(7)	0.25%	0.10%	0.14%	N/A	0.49%	0.00%	0.49%
DFA Intermediate Government Fixed Income Portfolio(7)	0.10%	0.10%	0.13%	N/A	0.33%	0.00%	0.33%
DFA Inflation-Protected Securities Portfolio(6)	0.10%	0.10%	0.20%	N/A	0.40%	0.00%	0.40%
Global Equity Portfolio(9)	0.30%	0.10%	0.11%	0.26%	0.77%	0.23%	0.54%
Global 60/40 Portfolio(9)	0.25%	0.10%	0.05%	0.23%	0.63%	0.12%	0.51%
Global 25/75 Portfolio(9)	0.20%	0.10%	0.08%	0.21%	0.59%	0.12%	0.47%

*	The Class R1 shares are a new class of shares of the Portfolios, so the operating expenses shown for this class are based on anticipated fees and expenses for the fiscal year ending November 30, 2007.

**	An amount up to 0.10% of the average net assets of a Portfolio’s Class R1 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in a Portfolio’s Class R1 shares (“Shareholder Services Agent”).

***	Represents the amount of fees and expenses incurred indirectly by a Portfolio as a result of investing in another investment company, other than investments in a Master Fund by a Feeder Portfolio. This amount reflects the fees and expenses of a Portfolios investment in multiple investment companies or a Portfolio’s investment in a money market fund.

****	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Class R1 shares of each Portfolio, the Advisor has agreed in certain instances to waive certain fees and/or, assume certain expenses of the Portfolios, as described in the footnotes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios listed above will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. or the Advisor.

(1)	Feeder Portfolio. The “Management Fee” includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect payment of a Feeder Portfolio’s portion of the expenses of its Master Fund.

(2)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R1 shares of the U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Class R1 shares of the Portfolio to 0.35% of the Class R1 shares’ average net asses on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.35% for the Class R1 shares of the Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R1 shares’ annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(3)	Pursuant to the Expense Assumption Agreement for the Class R1 shares of the Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Portfolio, DFA International Value

Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, the Advisor has agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R1 shares of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.45% for the Enhanced U.S. Large Company Portfolio, 0.48% for the U.S. Large Cap Value Portfolio, 0.58% for the U.S. Small Cap Portfolio, 0.64% for the DFA International Value Portfolio, 0.80% for the Emerging Markets Portfolio, 0.81% for the Emerging Markets Value Portfolio, 0.38% for the DFA One-Year Fixed Income Portfolio and 0.39% for the DFA Two-Year Global Fixed Income Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(4)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R1 shares of the U.S. Targeted Value Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of the Class R1 shares of the Portfolio to 0.62% of the Class R1 shares’ average net asses on an annualized basis (the “Expense Limitation Amount”) At any time that the Class R1 shares’ annualized expenses are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(5)	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Class R1 shares of each of these Portfolios, the Advisor has agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Class R1 shares of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares of the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and International Core Equity Portfolio to 0.41%, 0.44% and 0.61%, respectively, of each Portfolio’s Class R1 shares’ average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of the Class R1 shares of a Portfolio are less than the Expense Limitation Amount described above for the Class R1 shares of that Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R1 shares’ annualized Portfolio Expenses to exceed its Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(6)

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R1 shares of the U.S. Vector Equity Portfolio, DFA International Real Estate Securities Portfolio, Emerging Markets Core Equity Portfolio and DFA Inflation-Protected Securities Portfolio, the Advisor has agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares of each Portfolio to the following rates (each, an “Expense Limitation Amount”) as a percentage of average net assets on an annualized basis: 0.56% for U.S. Vector Equity Portfolio, 0.74% for the DFA International Real Estate Securities Portfolio, 0.87% for the Emerging Markets Core Equity Portfolio and 0.40% for the DFA Inflation-Protected Securities Portfolio. At any time that the annualized Portfolio Expenses of the

Class R1 shares of a Portfolio are less than the Expense Limitation Amount described above for the Class R1 shares of that Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R1 shares’ annualized Portfolio Expenses to exceed its Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(7)	Pursuant to the Expense Assumption Agreement for the Class R1 shares of the DFA Real Estate Securities Portfolio, Large Cap International Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio, the Advisor has agreed to assume certain ordinary operating expenses of a Portfolio (excluding management fees, custodian fees and the expenses the Portfolio incurs indirectly through investment in other investment companies) to the extent necessary to limit the ordinary operating expenses of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) of the Class R1 shares of each Portfolio to the following rates (each, an “Expense Limitation Amount”) as a percentage of average net assets on an annualized basis: 0.53% for the DFA Real Estate Securities Portfolio, 0.49% for the Large Cap International Portfolio, 0.43% for the DFA Five-Year Government Portfolio, 0.49% for the DFA Five-Year Global Fixed Income Portfolio and 0.33% for the DFA Intermediate Government Fixed Income Portfolio. At any time that the annualized Portfolio Expenses of the Class R1 shares of a Portfolio are less than the Expense Limitation Amount described above for the Class R1 shares of that Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R1 shares’ annualized Portfolio Expenses to exceed its Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(8)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the other direct expenses for the Portfolio’s Class R1 shares (not including expenses incurred through the Portfolio’s investment in other investment companies) to the extent necessary to limit the direct expenses (not including expenses incurred through its investment in other investment companies) of the Class R1 shares of the International Small Company Portfolio to 0.61% of the average net assets of the Class R1 shares on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses (not including expenses incurred through the Portfolio’s investment in other investment companies) of the Class R1 shares of the Portfolio are less than 0.61% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R1 shares’ direct expenses (not including expenses incurred through its investment in other investment companies) to exceed 0.61% of its average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(9)	Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor will:

(i)	waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.27% for the Equity Portfolio, to 0.25% for the 60/40 Portfolio and 0.22% for the 25/75 Portfolio; and

(ii)

assume the direct operating expenses of the Class R1 shares of each Portfolio (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R1 shares of each such Portfolio bear as a shareholder of the Underlying Funds and including Shareholder Services Fees, but excluding expenses incurred from investment in unaffiliated investment companies) of the Class R1 shares of each Portfolio to 0.54% for the Equity Portfolio, to 0.51% for the 60/40 Portfolio and to 0.47% for the 25/75 Portfolio.

At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R1 shares’ fees and expenses to exceed the fee or expense limitations listed above. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

CLASS R2 SHARES

Annual Fund Operating Expenses* (as a % of average net assets)	Management Fee	Shareholder Services Fees**	Other Expenses	Acquired Fund Fees & Expenses***	Total Annual Operating Expenses	Fee Waiver and/ or Expense or (Recovery) Assumption****	Net Expenses
U.S. Large Company Portfolio(1)(2)	0.12%	0.25%	0.13%	N/A	0.50%	0.00%	0.50%
Enhanced U.S. Large Company Portfolio(1)(3)	0.20%	0.25%	0.15%	N/A	0.60%	0.00%	0.60%
U.S. Large Cap Value Portfolio(1)(3)	0.25%	0.25%	0.13%	N/A	0.63%	0.00%	0.63%
U.S. Targeted Value Portfolio(4)	0.35%	0.25%	0.17%	N/A	0.77%	0.00%	0.77%
U.S. Core Equity 1 Portfolio(5)	0.17%	0.25%	0.14%	N/A	0.56%	0.00%	0.56%
U.S. Core Equity 2 Portfolio(5)	0.20%	0.25%	0.14%	N/A	0.59%	0.00%	0.59%
U.S. Vector Equity Portfolio(6)	0.30%	0.25%	0.16%	N/A	0.71%	0.00%	0.71%
U.S. Small Cap Portfolio(1)(3)	0.35%	0.25%	0.13%	N/A	0.73%	0.00%	0.73%
DFA Real Estate Securities Portfolio(7)	0.30%	0.25%	0.13%	N/A	0.68%	0.00%	0.68%
Large Cap International Portfolio(7)	0.25%	0.25%	0.14%	N/A	0.64%	0.00%	0.64%
DFA International Value Portfolio(1)(3)	0.40%	0.25%	0.14%	N/A	0.79%	0.00%	0.79%
International Core Equity Portfolio(5)	0.35%	0.25%	0.16%	N/A	0.76%	0.00%	0.76%
International Small Company Portfolio(8)	0.40%	0.25%	0.11%	0.14%	0.90%	0.00%	0.90%
DFA International Real Estate Securities Portfolio(6)	0.35%	0.25%	0.29%	N/A	0.89%	0.00%	0.89%
Emerging Markets Portfolio(1)(3)	0.50%	0.25%	0.20%	N/A	0.95%	0.00%	0.95%
Emerging Markets Value Portfolio(1)(3)	0.50%	0.25%	0.21%	N/A	0.96%	0.00%	0.96%
Emerging Markets Core Equity Portfolio(6)	0.55%	0.25%	0.22%	N/A	1.02%	0.00%	1.02%
DFA One-Year Fixed Income Portfolio(1)(3)	0.15%	0.25%	0.13%	N/A	0.53%	0.00%	0.53%

Annual Fund Operating Expenses* (as a % of average net assets)	Management Fee	Shareholder Services Fees**	Other Expenses	Acquired Fund Fees & Expenses***	Total Annual Operating Expenses	Fee Waiver and/ or Expense or (Recovery) Assumption****	Net Expenses
DFA Two-Year Global Fixed Income Portfolio(1)(3)	0.15%	0.25%	0.14%	N/A	0.54%	0.00%	0.54%
DFA Five-Year Government Portfolio(7)	0.20%	0.25%	0.13%	N/A	0.58%	0.00%	0.58%
DFA Five-Year Global Fixed Income Portfolio(7)	0.25%	0.25%	0.14%	N/A	0.64%	0.00%	0.64%
DFA Intermediate Government Fixed Income Portfolio(7)	0.10%	0.25%	0.13%	N/A	0.48%	0.00%	0.48%
DFA Inflation-Protected Securities Portfolio(6)	0.10%	0.25%	0.20%	N/A	0.55%	0.00%	0.55%
Global Equity Portfolio(9)	0.30%	0.25%	0.04%	0.26%	0.85%	0.23%	0.62%
Global 60/40 Portfolio(9)	0.25%	0.25%	0.04%	0.23%	0.77%	0.12%	0.65%
Global 25/75 Portfolio(9)	0.20%	0.25%	0.08%	0.21%	0.74%	0.12%	0.62%

*	The Class R2 shares are a new class of shares for each Portfolio (except the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio), so the operating expenses shown for Class R2 shares for each Portfolio (except the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are based on anticipated fees and expenses for the fiscal year ending November 30, 2007. The operating expenses shown for the Class R2 shares (formerly designated, Class R shares) of the Global Equity Portfolio, Global 60/40 Portfolio and Global 27/75 Portfolio are the actual expenses incurred during the fiscal year ended November 30, 2006.

**	An amount up to 0.25% of the average net assets of a Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in a Portfolio’s Class R2 shares (“Shareholder Services Agent”).

***	Represents the amount of fees and expenses incurred indirectly by a Portfolio as a result of investing in another investment company, other than investments in a Master Fund by a Feeder Portfolio. This amount reflects the fees and expenses of a Portfolios investment in multiple investment companies or a Portfolio’s investment in a money market fund.

****	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Class R2 shares of each Portfolio, the Advisor has agreed in certain instances, to waive certain fees and/or assume certain expenses of the Portfolios, as described in the footnotes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios listed above will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. or the Advisor.

(1)	Feeder Portfolio. The “Management Fee” includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect payment of a Feeder Portfolio’s portion of the expenses of its Master Fund.

(2)

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 shares of the U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.50% of the Class R2 shares’ average net asses on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.50% for the Class R2 shares of the Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R2 shares’ annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(3)	Pursuant to the Expense Assumption Agreement for the Class R2 shares of the Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, the Advisor has agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.60% for the Enhanced U.S. Large Company Portfolio, 0.63% for the U.S. Large Cap Value Portfolio, 0.73% for the U.S. Small Cap Portfolio, 0.79% for the DFA International Value Portfolio, 0.95% for the Emerging Markets Portfolio, 0.96% for the Emerging Markets Value Portfolio, 0.53% for the DFA One-Year Fixed Income Portfolio and 0.54% for the DFA Two-Year Global Fixed Income Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(4)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 shares of the U.S. Targeted Value Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of the Class R2 shares of the Portfolio to 0.77% of the Class R2 shares’ average net asses on an annualized basis (the “Expense Limitation Amount”) At any time that the Class R2 shares’ annualized expenses are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(5)	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Class R2 shares of each of these Portfolios, the Advisor has agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Class R2 shares of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R2 shares of the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and International Core Equity Portfolio to 0.56%, 0.59% and 0.76%, respectively, of each Portfolio’s Class R2 shares’ average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of the Class R2 shares of a Portfolio are less than the Expense Limitation Amount described above for the Class R2 shares of that Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R2 shares’ annualized Portfolio Expenses to exceed its Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(6)

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 shares of the U.S. Vector Equity Portfolio, DFA International Real Estate Securities Portfolio, Emerging Markets Core Equity Portfolio and DFA Inflation-Protected Securities Portfolio, the Advisor has agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R2 shares of each Portfolio to the following rates (each, an “Expense Limitation Amount”) as a percentage of average net assets on an annualized basis: 0.71% for U.S. Vector Equity Portfolio, 0.89% for the DFA International Real Estate Securities Portfolio, 1.02% for the Emerging Markets Core Equity Portfolio and 0.55% for the DFA Inflation-Protected Securities Portfolio. At any time that the annualized Portfolio Expenses of the Class R2 shares of a Portfolio are less than the Expense Limitation Amount described above for the Class R2 shares of that Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R2 shares’ annualized Portfolio Expenses to exceed its Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(7)	Pursuant to the Expense Assumption Agreement for the Class R2 shares of the DFA Real Estate Securities Portfolio, Large Cap International Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio, the Advisor has agreed to assume certain ordinary operating expenses of a Portfolio (excluding management fees, custodian fees and the expenses the Portfolio incurs indirectly through investment in other investment companies) to the extent necessary to limit the ordinary operating expenses of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) of the Class R2 shares of each Portfolio to the following rates (each, an “Expense Limitation Amount”) as a percentage of average net assets on an annualized basis: 0.68% for the DFA Real Estate Securities Portfolio, 0.64% for the Large Cap International Portfolio, 0.58% for the DFA Five-Year Government Portfolio, 0.64% for the DFA Five-Year Global Fixed Income Portfolio and 0.48% for the DFA Intermediate Government Fixed Income Portfolio. At any time that the annualized Portfolio Expenses of the Class R2 shares of a Portfolio are less than the Expense Limitation Amount described above for the Class R2 shares of that Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R2 shares’ annualized Portfolio Expenses to exceed its Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(8)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the other direct expenses of Portfolio’s Class R2 shares (not including expenses incurred through the Portfolio’s investment in other investment companies) to the extent necessary to limit the direct expenses (not including expenses incurred through the Portfolio’s investment in other investment companies) of the Class R2 shares of the International Small Company Portfolio to 0.76% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses (not including expenses incurred through the Portfolio’s investment in other investment companies) of the Class R2 shares of the Portfolio are less than 0.76% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R2 shares’ direct expenses (not including expenses incurred through its investment in other investment companies) to exceed 0.76% of its average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(9)	Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor will:

(i)	waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.27% for the Equity Portfolio, to 0.25% for the 60/40 Portfolio and 0.22% for the 25/75 Portfolio; and

(ii)	assume the direct operating expenses of the Class R2 shares of each Portfolio (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios

(including the expenses that the Class R2 shares of each such Portfolio bear as a shareholder of the Underlying Funds and including Shareholder Services Fees, but excluding expenses incurred from investment in unaffiliated investment companies) of the Class R2 shares of each Portfolio to 0.69% for the Equity Portfolio, to 0.66% for the 60/40 Portfolio and to 0.62% for the 25/75 Portfolio.

At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R2 shares’ fees and expenses to exceed the fee or expense limitations listed above. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS R1 SHARES(1)

	1 Year	3 Years	5 Years	10 Years
U.S. Large Company	$36	$113	$197	$443
Enhanced U.S. Large Company	$46	$144	$252	$567
U.S. Large Cap Value	$49	$154	$269	$604
U.S. Targeted Value	$63	$199	$346	$774
U.S. Core Equity 1	$42	$132	$230	$518
U.S. Core Equity 2	$45	$141	$246	$555
U.S. Vector Equity	$57	$179	$313	$701
U.S. Small Cap	$59	$186	$324	$726
DFA Real Estate Securities	$54	$170	$296	$665
Large Cap International	$50	$157	$274	$616
DFA International Value	$65	$205	$357	$798
International Core Equity	$62	$195	$340	$762
International Small Company	$77	$240	$417	$930
DFA International Real Estate Securities(2)	$76	$237	N/A	N/A
Emerging Markets	$82	$255	$444	$990
Emerging Markets Value	$83	$259	$450	$1,002
Emerging Markets Core Equity	$89	$278	$482	$1,073
DFA One-Year Fixed Income	$39	$122	$213	$480
DFA Two-Year Global Fixed Income	$40	$125	$219	$493
DFA Five-Year Government	$44	$138	$241	$542
DFA Five-Year Global Fixed Income	$50	$157	$274	$616
DFA Intermediate Government Fixed Income	$34	$106	$185	$418
DFA Inflation-Protected Securities(2)	$41	$128	N/A	N/A
Global Equity Portfolio	$55	$223	$405	$933
Global 60/40 Portfolio	$52	$190	$339	$775
Global 25/75 Portfolio	$48	$177	$317	$726

CLASS R2 SHARES(3)

	1 Year	3 Years	5 Years	10 Years
U.S. Large Company	$51	$160	$280	$628
Enhanced U.S. Large Company	$61	$192	$335	$750
U.S. Large Cap Value	$64	$202	$351	$786
U.S. Targeted Value	$79	$246	$428	$954
U.S. Core Equity 1	$57	$179	$313	$701
U.S. Core Equity 2	$60	$189	$329	$738
U.S. Vector Equity	$73	$227	$395	$883
U.S. Small Cap	$75	$233	$406	$906
DFA Real Estate Securities	$69	$218	$379	$847
Large Cap International	$65	$205	$357	$798
DFA International Value	$81	$252	$439	$978
International Core Equity	$78	$243	$422	$942
International Small Company	$92	$287	$498	$1,108
DFA International Real Estate Securities(2)	$91	$284	N/A	N/A
Emerging Markets	$97	$303	$525	$1,166
Emerging Markets Value	$98	$306	$531	$1,178
Emerging Markets Core Equity	$104	$325	$563	$1,248
DFA One-Year Fixed Income	$54	$170	$296	$665
DFA Two-Year Global Fixed Income	$55	$173	$302	$677
DFA Five-Year Government	$59	$186	$324	$726
DFA Five-Year Global Fixed Income	$65	$205	$357	$798
DFA Intermediate Government Fixed Income	$49	$154	$269	$604
DFA Inflation-Protected Securities(2)	$56	$176	N/A	N/A
Global Equity Portfolio	$63	$248	$449	$1,028
Global 60/40 Portfolio	$66	$234	$416	$943
Global 25/75 Portfolio	$63	$224	$400	$907

(1)	The costs for the Class R1 shares of each Portfolio reflect the “Net Expenses” of the Class R1 shares of such Portfolio that result from the contractual expense waiver and assumption in the first year only.

(2)	Because the DFA International Real Estate Securities Portfolio and DFA Inflation-Protected Securities Portfolio are new, each Example does not extend over five- and ten-year periods.

(3)	The costs for the Class R2 shares of each Portfolio reflect the “Net Expenses” of the Class R2 shares of such Portfolio that result from the contractual expense waiver and assumption in the first year only.

With respect to the Feeder Portfolios, the tables summarize the aggregate annual operating expenses of both the Portfolios and the corresponding Master Funds in which the Portfolios invest.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2006, the following Portfolios and Master Funds received the following net revenues from a securities lending program (see “SECURITIES LOANS”), which constituted a percentage of the average daily net assets of the Portfolio or Master Fund:

Portfolio/Master Fund	Net Revenue	Percentage of Net Assets
U.S. Large Company Portfolio*	$548,000	0.02%
U.S. Large Cap Value Series**	$2,231,000	0.03%
U.S. Targeted Value Series***	$139,000	0.07%
U.S. Small Cap Series**	$7,248,000	0.22%
U.S. Core Equity 1 Portfolio	$163,000	0.04%
U.S. Core Equity 2 Portfolio	$303,000	0.05%
U.S. Vector Equity Portfolio	$163,000	0.07%
DFA Real Estate Securities Portfolio	$293,000	0.01%
Large Cap International Portfolio	$1,733,000	0.12%
DFA International Value Series**	$8,035,000	0.14%
International Small Company Portfolio*	$12,978,000	0.35%
Emerging Markets Portfolio*	$280,000	0.01%
Dimensional Emerging Markets Value Fund Inc.**	$822,000	0.02%
Emerging Markets Core Equity Portfolio	$92,000	0.02%

*	A Portfolio with corresponding Master Fund(s) taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund(s) that was received by the Portfolio.

**	A Master Fund taxed as a corporation in which a Feeder Portfolio invests. “Net Revenue” reflects the total securities lending revenue generated by the Feeder Portfolio’s Master Fund.

***	Prior to March 30, 2007, the U.S. Targeted Value Portfolio operated as a Feeder Portfolio in a master/feeder structure and invested all of its assets into The U.S. Targeted Value Series. The “Net Revenue” reflects the total securities lending revenue generated by The U.S. Targeted Value Series.

HIGHLIGHTS

Management and Administrative Services

The Advisor serves as investment advisor to each Master Fund and Underlying Fund and each of the Portfolios, except the Feeder Portfolios. The Advisor provides each Feeder Portfolio, U.S. Targeted Value Portfolio, International Small Company Portfolio and each Allocation Portfolio with certain administrative services. See “MANAGEMENT OF THE FUNDS.” The Funds contract with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the shareholders of the Class R1 shares and Class R2 shares. See “MANAGEMENT OF THE FUNDS—Shareholder Services.”

Purchase, Valuation and Redemption of Shares

Shares of each class of each Portfolio are sold at net asset value. The redemption price of the shares of each class of each Portfolio is also equal to its net asset value.

The value of the shares issued by each Feeder Portfolio, each Allocation Portfolio and the International Small Company Portfolio will fluctuate in relation to the investment experience of the Master Fund(s) or Underlying Funds in which such Portfolios invest. The value of the shares issued by all other Portfolios will fluctuate in relation to their own investment experience. Unlike shares of money market funds, the shares of DFA One-Year Fixed Income Portfolio (like the other Fixed Income Portfolios) will tend to reflect fluctuations in interest rates because the corresponding Master Fund in which the Portfolio invests does not seek to stabilize the price of its shares by use of the “amortized cost” method of securities valuation. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

U.S. LARGE COMPANY PORTFOLIO

Investment Objective and Policies

U.S. Large Company Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The Portfolio invests all of its assets in The U.S. Large Company Series (the “U.S. Large Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. For this Series, the Advisor considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Series’ assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Series will invest at least 80% of its net assets in securities of large U.S. companies. If the U.S. Large Company Series changes this investment policy, U.S. Large Company Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. The U.S. Large Company Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the U.S. Large Company Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Large Company Series may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the U.S. Large Company Series may invest in affiliated and unaffiliated unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Series’ shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the U.S. Large Company Series may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Portfolio and the U.S. Large Company Series, see “STANDARD & POOR’S—INFORMATION AND DISCLAIMERS.”

ENHANCED U.S. LARGE COMPANY PORTFOLIO

Investment Objective and Policies

Enhanced U.S. Large Company Portfolio seeks, as its investment objective, to achieve a total return which exceeds the total return performance of the S&P 500® Index. The Portfolio invests all of its assets in The Enhanced U.S. Large Company Series of the Trust (the “Enhanced U.S. Large Company Series”). The Enhanced U.S. Large Company Series will have the same investment objective and policies as the Portfolio. The Enhanced U.S. Large Company Series may invest in all of the stocks represented in the S&P 500® Index, options on stock indices, stock index futures, options on stock index futures, swap agreements on stock indices and shares of investment companies that invest in stock indices. The Series generally invests in S&P 500® futures contracts and fixed income obligations. The Enhanced U.S. Large Company Series may, from time to time, also invest in options on stock indices, stock index futures, options on stock index futures and swap agreements based on indices other than, but similar to, the S&P 500® Index (such instruments whether or not based on the S&P 500® Index hereinafter collectively referred to as “Index Derivatives”). The S&P 500® Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. The Advisor considers stocks that comprise the S&P 500® Index to be those of large companies. As a non-fundamental policy, under normal circumstances, the Enhanced U.S. Large Company Series will invest at least 80% of its net assets in short-term fixed income obligations that are overlaid by futures, swaps and other derivatives of the S&P 500® Index to create exposure to the performance of large U.S. companies. Alternatively, the Series may invest at least 80% of its net assets directly in securities of large companies. If the Enhanced U.S. Large Company Series changes this investment policy, Enhanced U.S. Large Company Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The Enhanced U.S. Large Company Series may invest all of its assets in Index Derivatives. Certain of these Index Derivatives are speculative and may subject the Portfolio to additional risks. Assets of the Enhanced U.S. Large Company Series not invested in S&P 500® Index or Index Derivatives may be invested in short-term fixed income obligations including: U.S. government obligations, U.S. government agency obligations, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, foreign government and agency obligations, supranational organization obligations, foreign issuer obligations and eurodollar obligations. For a description of these fixed income investments and credit quality requirements, see “INVESTMENT OBJECTIVES AND POLICIES—FIXED INCOME PORTFOLIOS—Description of Investments.”

The Enhanced U.S. Large Company Series may also invest in shares of affiliated and unaffiliated registered and unregistered money market funds. In addition, the Enhanced U.S. Large Company Series may invest in Exchange Traded Funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. Investments by the Series in shares of investment companies are limited by the federal securities laws and regulations governing mutual funds. The Series’ investments in the securities of other investment companies, including ETFs and money market funds, may involve the duplication of certain fees and expenses.

The percentage of assets of the Enhanced U.S. Large Company Series that will be invested in S&P 500® Index stocks, Index Derivatives and fixed income investments may vary from time to time, within the discretion of the Advisor and according to restraints imposed by the federal securities laws and regulations governing mutual funds. The Enhanced U.S. Large Company Series will maintain a segregated account consisting of liquid assets (or, as permitted by applicable interpretations of the Securities and Exchange Commission (the “SEC”), enter into offsetting positions) to cover its open positions in Index Derivatives to avoid leveraging by the Series.

The Enhanced U.S. Large Company Series will enter into positions in futures and options on futures only to the extent such positions are permissible with respect to applicable rules of the Commodity Futures Trading Commission without registering the Series or the Trust as a commodity pool operator. In addition, the Enhanced U.S. Large Company Series may not be able to utilize Index Derivatives to the extent otherwise permissible or desirable because of constraints imposed by the Internal Revenue Code of 1986, as amended (the “Code”), or by unanticipated illiquidity in the marketplace for such instruments.

It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Enhanced U.S. Large Company Series will invest in such options only to the extent consistent with its 15% limit on investment in illiquid securities.

STANDARD & POOR’S—INFORMATION AND DISCLAIMERS

Neither the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio (the “Large Company Portfolios”), nor the U.S. Large Company Series or the Enhanced U.S. Large Company Series (the “Large Company Master Funds”) are sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Large Company Portfolios or the Large Company Master Funds or any member of the public regarding the advisability of investing in securities generally or in the Large Company Portfolios or the Large Company Master Funds particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the Large Company Portfolios or the Large Company Master Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the Large Company Portfolios or the Large Company Master Funds. S&P has no obligation to take the needs of the Large Company Portfolios, the Large Company Master Funds or their respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Large Company Portfolios or the Large Company Master Funds or the issuance or sale of the Large Company Portfolios or the Large Company Master Funds or in the determination or calculation of the equation by which the Large Company Portfolios or the Large Company Master Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Large Company Portfolios or the Large Company Master Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

U.S. VALUE PORTFOLIOS

Investment Objectives and Policies

The investment objective of each of these Portfolios is to achieve long-term capital appreciation. U.S. Large Cap Value Portfolio will pursue its investment objective by investing all of its assets in The U.S. Large Cap Value Series (the “Large Cap Value Series”) of the Trust. The Large Cap Value Series has the same investment objective and policies as the U.S. Large Cap Value Portfolio. The U.S. Targeted Value Portfolio will pursue its investment objective by investing directly in securities of U.S. companies. Ordinarily, each of the Large Cap Value Series and the U.S. Targeted Value Portfolio will invest its assets in a broad and diverse group of readily marketable common stocks of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Large Cap Value Series generally will purchase a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, for the purposes of the Large Cap Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, Amex or Nasdaq. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2006, the market capitalization of a large cap company was defined by the 90% market capitalization guideline to be $2,092 million, or above. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, The Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If The Large Cap Value Series changes this investment policy, U.S. Large Cap Value Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The U.S. Targeted Value Portfolio generally will purchase a broad and diverse group of common stocks of small and mid cap companies traded on a principal U.S. exchange or on the over-the-counter market that the

Advisor determines to be value stocks. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalization are generally smaller than the 500th largest U.S. company. As of December 31, 2006, companies smaller than the 500th largest U.S. company fall in the lowest 18% of total U.S. market capitalization. As of December 31, 2006, the market capitalization of a company smaller than the 500th largest U.S. company was approximately $4,900 million or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. If The U.S. Targeted Value Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The Large Cap Value Series and U.S. Targeted Value Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Large Cap Value Series and U.S. Targeted Value Portfolio may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. The U.S. Targeted Value Portfolio also may invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

In addition to money market instruments and other short-term investments, the Large Cap Value Series may invest in affiliated and unaffiliated unregistered money market funds and the U.S. Targeted Value Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Portfolio Construction

The Large Cap Value Series and U.S. Targeted Value Portfolio will purchase securities that are listed on the principal U.S. national securities exchanges or traded on the over-the-counter market. Each of the Large Cap Value Series and U.S. Targeted Value Portfolio uses a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

On not less than a semi-annual basis, for the Large Cap Value Series and U.S. Targeted Value Portfolio, the Advisor will calculate the book to market ratio and review total market capitalization to determine those companies whose stock may be eligible for investment.

Portfolio Transactions

The Large Cap Value Series and U.S. Targeted Value Portfolio do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described above under “Portfolio Construction,” generally it is the intention of the Large Cap Value Series and U.S. Targeted Value Portfolio to invest in the securities of eligible companies using a market capitalization weighted approach.

The Large Cap Value Series may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by that Series. The U.S. Targeted Value Portfolio may sell portfolio securities when the issuer’s market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization that is then eligible for investment by that Portfolio.

In addition, the Large Cap Value Series may sell portfolio securities when their book to market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by that Series. The U.S. Targeted Value Portfolio may also sell portfolio securities in the same circumstances, however, this Portfolio anticipates generally to retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuers’ book to market ratios.

The total market capitalization ranges, and the value criteria used by the Advisor for the Large Cap Value Series and U.S. Targeted Value Portfolio, as described above, generally apply at the time of purchase by the

Large Cap Value Series and U.S. Targeted Value Portfolio. The Large Cap Value Series and U.S. Targeted Value Portfolio are not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “PORTFOLIO TRANSACTIONS—All Portfolios” in this Prospectus.

U.S. CORE PORTFOLIOS

Investment Objectives and Policies

The investment objective of the U.S. Core Equity 1 Portfolio and the U.S. Core Equity 2 Portfolio is to achieve long-term capital appreciation.

Each Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of common stocks of U.S. companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. The Advisor defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, Amex and Nasdaq (U.S. Universe). The increased exposure to small and value companies may be achieved by decreasing the allocation of a Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization. In assessing growth and value, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry.

While both Portfolios seek increased exposure to small capitalization and value companies, U.S. Core Equity 2 Portfolio’s emphasis on small capitalization and value companies is greater than that of U.S. Core Equity 1 Portfolio.

The percentage allocation of the assets of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage allocation of the assets of the U.S. Core Equity 2 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the U.S. Universe. For example, as of December 31, 2006, securities of the largest U.S. growth companies comprised 26% of the U.S. Universe and the Advisor allocated approximately 16% of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies and approximately 7% of the U.S. Core Equity 2 Portfolio to securities of the largest U.S. growth companies. The percentage by which each Portfolio’s allocation to securities of the largest U.S. growth companies is reduced will fluctuate with market movements. Additionally, the range by which each Portfolio’s percentage allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S. Universe will change from time to time.

As a non-fundamental policy, under normal circumstances, each Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. If a Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

Each Portfolio may invest in Exchange Traded Funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. Each Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolios may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. In addition to money market instruments and other short-term investments, each Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Portfolio Construction

The Portfolios will purchase securities that are listed on the NYSE, Amex and Nasdaq. Each Portfolio seeks broad diversification within the U.S. stock market with a decreased allocation to the largest U.S. growth companies relative to their weight in the U.S. Universe.

U.S. VECTOR EQUITY PORTFOLIO

Investment Objectives and Policies

The investment objective of the U.S. Vector Equity Portfolio is to achieve long-term capital appreciation.

The U.S. Vector Equity Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of common stocks of U.S. operating companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. The increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe or by avoiding purchases in that segment of the market, either of which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization. In assessing growth and value, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry.

The percentage allocation of the assets of the U.S. Vector Equity Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 50% of their percentage weight in the U.S. Universe. For example, as of December 31, 2006, securities of the largest U.S. growth companies comprised 26% of the U.S. Universe and the Advisor allocated approximately 1% of the U.S. Vector Equity Portfolio to securities of the largest U.S. growth companies. The percentage by which the Portfolio’s allocation to securities of the largest U.S. growth companies is reduced will fluctuate with market movements. Additionally, the range by which the Portfolio’s percentage allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S. Universe will change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Vector Equity Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. If the Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The Portfolio may invest in Exchange Traded Funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolio may enter into futures contracts and options on futures contracts for U.S. equity securities and indices.

In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Portfolio Construction

The Portfolio will purchase securities that are listed on the NYSE, Amex and Nasdaq. The Portfolio seeks broad diversification within the U.S. stock market with a decreased allocation to the largest U.S. growth companies relative to their weight in the U.S. Universe. The Advisor will not utilize “fundamental” research techniques in identifying securities for purchase.

U.S. SMALL CAP PORTFOLIO

Investment Objectives and Policies

The investment objective of the U.S. Small Cap Portfolio is to achieve long-term capital appreciation. U.S. Small Cap Portfolio invests all of its assets in The U.S. Small Cap Series of the Trust (the “Small Cap Series”), which has the same investment objective and policies as the Portfolio. The Small Cap Series generally will purchase a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or the over-the-counter market. As of the date of this Prospectus, for purposes of this Series, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2006, the market capitalization of a small cap company was defined by the 10% market capitalization guideline to be $2,092 million, or below. This dollar amount will change due to market conditions. When implementing its strategy, the Small Cap Series will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 8% of total market capitalization but may also purchase securities of companies above this range that are considered small cap companies under the Advisor’s market capitalization guidelines. As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the U.S. Small Cap Series changes this investment policy, U.S. Small Cap Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. The Small Cap Series may purchase securities of foreign issuers that are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Series. Generally, it is the intention of the Small Cap Series to purchase common stock of eligible companies using a market capitalization weighted approach. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” In addition, the Small Cap Series is authorized to purchase private placements of interest-bearing debentures that are convertible into common stock (“privately placed convertible debentures”). Such investments are considered illiquid and the value thereof, together with the value of all other illiquid investments, may not exceed 15% of the value of the Small Cap Series’ net assets at the time of purchase. In addition to money market instruments and other short-term investments, the Small Cap Series may invest in affiliated and unaffiliated unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

DFA REAL ESTATE SECURITIES PORTFOLIO

Investment Objective and Policies

The investment objective of the DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation. The Portfolio will concentrate investments in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property.

The Portfolio will purchase shares of real estate investment trusts (“REITS”). REITS pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITS can generally be classified as Equity REITS, Mortgage REITS and Hybrid REITS. Equity REITS invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITS can also realize capital gains by selling properties that have appreciated in value. Mortgage REITS invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITS combine the characteristics of both Equity REITS and Mortgage REITS. At the present time, the Portfolio intends to invest only in Hybrid REITS and Equity REITS.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in securities of companies in the real estate industry. If the Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. The Portfolio will make equity investments only in securities traded in the U.S. securities markets, principally on the NYSE, Amex and over-the-counter market. In addition, the Portfolio is authorized to use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolio may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Portfolio Construction

The Advisor has prepared and will maintain a schedule of eligible investments consisting of equity securities of all companies in the sectors of the real estate industry described above as being presently eligible for investment. It is the intention of the Portfolio to invest in the securities of eligible companies using a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

While a company’s stock may meet the applicable criteria described above, the stock may not be purchased by the Portfolio if, at the time of purchase, in the judgment of the Advisor, the issuer is in extreme financial difficulty or is involved in a merger or consolidation or is the subject of an acquisition that could result in the company no longer being considered principally engaged in the real estate business or if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate given other conditions.

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Portfolio, as additional cash becomes available to it. However, the Portfolio has retained the right to borrow to make redemption payments and is also authorized to redeem its shares in kind. See “REDEMPTION OF SHARES.” Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that strict adherence to market capitalization weighting might require.

Investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the Portfolio’s schedule of eligible investments to include equity securities of companies in sectors of the real estate industry in addition to those described above as eligible for investment as of the date of this Prospectus.

INTERNATIONAL PORTFOLIOS—COUNTRIES

As of the date of this Prospectus, the International Master Funds and Portfolios invest in or are authorized to invest in the countries listed in the tables below. The Advisor will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in a Portfolio and characteristics of each country’s markets. The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the countries listed below. Also, a Portfolio or International Master Fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past.

DEVELOPED MARKETS

Countries	Large Cap International Portfolio	DFA International Value Series	International Core Equity Portfolio	Canadian Small Company Series	Japanese Small Company Series	Asia Pacific Small Company Series	U.K. Small Company Series	Continental Small Company Series	DFA International Real Estate Securities Portfolio
Australia	Invests	Invests	Invests	NA	NA	Invests	NA	NA	Invests
Austria	Invests	Invests	Invests	NA	NA	NA	NA	Invests	NA
Belgium	Invests	Invests	Invests	NA	NA	NA	NA	Invests	Invests
Canada	Invests	Invests	Invests	Invests	NA	NA	NA	NA	Invests
Denmark	Invests	Invests	Invests	NA	NA	NA	NA	Invests	NA
Finland	Invests	Invests	Invests	NA	NA	NA	NA	Invests	NA
France	Invests	Invests	Invests	NA	NA	NA	NA	Invests	Invests
Germany	Invests	Invests	Invests	NA	NA	NA	NA	Invests	Authorized
Greece	Invests	Invests	Invests	NA	NA	NA	NA	Invests	NA
Hong Kong	Invests	Invests	Invests	NA	NA	Invests	NA	NA	Invests
Ireland	Invests	Invests	Invests	NA	NA	NA	NA	Invests	NA
Italy	Invests	Invests	Invests	NA	NA	NA	NA	Invests	NA
Japan	Invests	Invests	Invests	NA	Invests	NA	NA	NA	Invests
Netherlands	Invests	Invests	Invests	NA	NA	NA	NA	Invests	Invests
New Zealand	Invests	Invests	Invests	NA	NA	Invests	NA	NA	Invests
Norway	Invests	Invests	Invests	NA	NA	NA	NA	Invests	NA
Portugal	Invests	Invests	Invests	NA	NA	NA	NA	Invests	NA
Singapore	Invests	Invests	Invests	NA	NA	Invests	NA	NA	Invests
Spain	Invests	Invests	Invests	NA	NA	NA	NA	Invests	NA
Sweden	Invests	Invests	Invests	NA	NA	NA	NA	Invests	NA
Switzerland	Invests	Invests	Invests	NA	NA	NA	NA	Invests	NA
United Kingdom	Invests	Invests	Invests	NA	NA	NA	Invests	NA	Invests

EMERGING MARKETS

Countries	DFA International Real Estate Securities Portfolio	Emerging Markets Series	Emerging Markets Value Fund	Emerging Markets Core Equity Portfolio
Argentina	NA	***	***	***
Brazil	NA	Invests	Invests	Invests
Chile	NA	Invests	Invests	Invests
China	NA	Invests	Invests	Invests
Czech Republic	NA	Invests	Invests	Invests
Hungary	NA	Invests	Invests	Invests
India	NA	Invests	Invests	Invests
Indonesia	NA	Invests	Invests	Invests
Israel	NA	Invests	Invests	Invests
Malaysia	NA	Invests	Invests	Invests
Mexico	NA	Invests	Invests	Invests
Philippines	NA	Invests	Invests	Invests
Poland	NA	Invests	Invests	Invests
South Africa	Invests	Invests	Invests	Invests
South Korea	NA	Invests	Invests	Invests
Taiwan	Authorized	Invests	Invests	Invests
Thailand	NA	Invests	Invests	Invests
Turkey	Authorized	Invests	Invests	Invests

***	Not currently authorized for new purchases.

LARGE CAP INTERNATIONAL PORTFOLIO

Investment Objective and Policies

The investment objective of the Large Cap International Portfolio is to achieve long-term capital appreciation by investing in the stocks of non-U.S. large companies. Under normal market conditions, the Portfolio intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. The Portfolio invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The Portfolio intends to purchase stocks of large companies in Europe, Australia, Canada and the Far East. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2006, on an aggregate basis for the Large Cap International Portfolio, the Advisor considered large companies to be those companies with a market capitalization of at least $752 million. This threshold will vary by country or region. For example, as of December 31, 2006, the Advisor considered a large company in the European Monetary Union (the “EMU”) to have a market capitalization of at least $2,684 million, a large company in Australia to have a market capitalization of at least $1,400 million, and a large company in Hong Kong to have a market capitalization of at least $1,517 million. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, Large Cap International Portfolio will invest at least 80% of its net assets in securities of large cap companies in the particular markets in which the Portfolio invests. If the Large Cap International Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The Portfolio intends to purchase securities in each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its best judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” As a result, the weightings of certain countries in the Portfolio may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The Large Cap International Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Large Cap International Portfolio may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Large Cap International Portfolio may invest in affiliated and unaffiliated unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

DFA INTERNATIONAL VALUE PORTFOLIO

Investment Objective and Policies

The investment objective of the DFA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio invests all of its assets in The DFA International Value Series of the Trust (the

“International Value Series”), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by purchasing the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

Under normal market conditions, the International Value Series intends to invest its assets in companies organized, having a majority of their assets in, or deriving a majority of their operating income in, at least three non-U.S. countries, and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The International Value Series intends to purchase stocks of large companies in countries with developed markets. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of December 31, 2006, on an aggregate basis for the International Value Series, the Advisor considered large companies to be those companies with a market capitalization of at least $752 million. This threshold will vary by country or region. For example, as of December 31, 2006, the Advisor considered a large company in the EMU to have a market capitalization of at least $2,684 million, a large company in Australia to have a market capitalization of at least $1,400 million, and a large company in Hong Kong to have a market capitalization of at least $1,517 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalization of eligible large companies within each country. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” As a result, the weightings of certain countries in the International Value Series may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The International Value Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the International Value Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The International Value Series may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the International Value Series may invest in affiliated and unaffiliated unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

INTERNATIONAL CORE EQUITY PORTFOLIO

Investment Objectives and Policies

The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation.

The International Core Equity Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of stocks of non-U.S. companies with an increased exposure to small capitalization and value companies relative to the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets (See “INTERNATIONAL PORTFOLIOS—COUNTRIES”) which have been authorized for investment by the Advisor’s Investment Committee (International Universe). The increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization. In assessing growth and value, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry.

The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Core Equity Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. For example, as of December 31, 2006, securities of the largest growth companies in the International Universe comprised 16% of the International Universe and the Advisor allocated 4% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe.

The International Core Equity Portfolio invests in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts and that are defined in this Prospectus as Approved Market securities in the section of this Prospectus describing the Emerging Markets Portfolios.

As a non-fundamental policy, under normal circumstances, the International Core Equity Portfolio will invest at least 80% of its net assets in equity securities. If the International Core Equity Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The International Core Equity Portfolio may invest in Exchange Traded Funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. The International Core Equity Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The International Core Equity Portfolio may enter into futures contracts and options on futures contracts for equity securities and indices.

In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

INTERNATIONAL SMALL COMPANY PORTFOLIO

Investment Objectives and Policies

The International Small Company Portfolio has an investment objective to achieve long-term capital appreciation. The International Small Company Portfolio is designed for investors who wish to achieve their investment objective of capital appreciation by participating in the investment performance of a broad range of equity securities of Canadian, Japanese, United Kingdom, European and Asia Pacific small companies. The International Small Company Portfolio seeks to achieve its investment objective by investing virtually all of its assets in up to five of the following investment companies managed the Advisor in such relative proportions as determined by the Advisor from time to time: The Canadian Small Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (referred to hereinafter as the “International Small Company Master Funds”). Company size will be determined for purposes of these Portfolios and

Master Funds on the basis of a company’s market capitalization, which will be calculated by multiplying the number of outstanding shares of the company by the price per share of the company’s stock. A complete description of the investment objectives and policies, portfolio structure and transactions for each International Small Company Master Fund is provided below.

As of the date of this Prospectus, the International Small Company Portfolio invests in the shares of the International Small Company Master Funds within the following percentage ranges:

International Small Company Master Funds	Investment Range
Canadian Small Company	0-15%
Japanese Small Company	15-40%
Asia Pacific Small Company	5-25%
United Kingdom Small Company	15-35%
Continental Small Company	25-50%

The allocation of the assets of International Small Company Portfolio to be invested in the International Small Company Master Funds will be determined by the Advisor on at least a semi-annual basis. In setting the target allocation, the Advisor will first consider the market capitalizations of all eligible companies in each of the International Small Company Master Funds. The Advisor will calculate the market capitalizations for each International Small Company Master Fund in the manner described below for each International Small Company Master Fund. The Advisor expects to change the relative weights ascribed to each International Small Company Master Fund, based on its updated market capitalization calculations, when it determines that fundamental changes in the relative values ascribed by market forces to each relevant geographic area have occurred. To maintain target weights during the period, adjustments may be made by applying future purchases by International Small Company Portfolio in proportion necessary to rebalance the investment portfolio of the Portfolio. As a non-fundamental policy, under normal circumstances, the International Small Company Portfolio, through its investments in the International Small Company Master Funds, will invest at least 80% of its net assets in securities of small companies. If the International Small Company Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. The Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Canadian Small Company Series. The Canadian Small Company Series of the Trust (the “Canadian Series”) has an investment objective to achieve long-term capital appreciation. The Canadian Series generally will purchase a broad and diverse group of readily marketable stocks of Canadian small companies. The Canadian Series also may invest in securities of Canadian companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Advisor measures company size based primarily on market capitalization. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Canada. As of December 31, 2006, the Advisor considered Canadian small companies to be those companies with a market capitalization of $1,277 million or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Canadian Series will invest at least 80% of its net assets in securities of Canadian small companies. If the Canadian Series changes this investment policy, the Canadian Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The Canadian Series will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5 million. The Canadian Series intends to invest in stock of eligible companies using a market capitalization weighted approach. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” The Canadian Series may invest in ETFs and similarly structured pooled investments that provide exposure to the Canadian equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The Canadian Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Canadian Series may enter into futures contracts and options on futures contracts for Canadian equity securities and indices or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the Canadian Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Japanese Small Company Series. The Japanese Small Company Series of the Trust (the “Japanese Series”) has an investment objective to achieve long-term capital appreciation. The Japanese Series generally will purchase a broad and diverse group of readily marketable stocks of Japanese small companies. The Japanese Series also may invest in securities of Japanese companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Advisor measures company size based primarily on market capitalization. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Japan. As of December 31, 2006, the Advisor considered Japanese small companies to be those companies with a market capitalization below $1,160 million. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Japanese Series will invest at least 80% of its net assets in securities of Japanese small companies. If the Japanese Series changes this investment policy, the Japanese Series will notify shareholders at least 60 days before the change, and will change the name of the Series.

The Japanese Series does not intend to purchase shares of any company whose market capitalization is less than $5 million. The Japanese Series intends to invest in the stock of eligible companies using a market capitalization weighted approach. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” The Japanese Series may invest in ETFs and similarly structured pooled investments that provide exposure to the Japanese equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The Japanese Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Japanese Series may enter into futures contracts and options on futures contracts for Japanese equity securities and indices or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the Japanese Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Asia Pacific Small Company Series. The Asia Pacific Small Company Series of the Trust (the “Asia Pacific Series”) has an investment objective to achieve long-term capital appreciation. The Asia Pacific Series generally will purchase stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries. The Asia Pacific Series also may invest in securities of eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Advisor measures company size on a country specific basis and based primarily on market capitalization. In the countries authorized for investment, the Advisor first ranks eligible companies based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Asia Pacific Series with respect to each country authorized for investment. This threshold will vary by country. As of December 31, 2006, the Advisor considered Asia Pacific small companies to be those companies with a market capitalization below $1,400 million in Australia, $1,517 million in Hong Kong, $752 million in New Zealand and $1,119 million in Singapore. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Asia Pacific Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries. If the Asia Pacific Series changes this investment policy, the Asia Pacific Series will notify shareholders at least 60 days before the change, and will change the name of the Series.

The Asia Pacific Series does not intend to purchase shares of any company whose market capitalization is less than $5 million. The Asia Pacific Series intends to invest in eligible companies using a market capitalization weighted approach. The Advisor may, in its discretion, either limit further investments in a particular country or divest the Asia Pacific Series of holdings in a particular country. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” The Asia Pacific Series may invest in ETFs and similarly structured pooled investments that provide exposure to Asia Pacific equity markets or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The Asia Pacific Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Asia Pacific Series may enter into futures contracts and options on futures contracts for Asia Pacific equity securities and indices or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the Asia Pacific Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The United Kingdom Small Company Series. The United Kingdom Small Company Series of the Trust (the “United Kingdom Series”) has an investment objective to achieve long-term capital appreciation. The United Kingdom Series generally will purchase a broad and diverse group of readily marketable stocks of United Kingdom small companies. The United Kingdom Series also may invest in securities of United Kingdom companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Advisor measures company size based primarily on the market capitalization of companies in the United Kingdom. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in the United Kingdom. As of December 31, 2006, the Advisor considered United Kingdom small companies to be those companies with a market capitalization below $2,378 million. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the United Kingdom Series will invest at least 80% of its net assets in securities of United Kingdom small companies. If the United Kingdom Series changes this investment policy, the United Kingdom Series will notify shareholders at least 60 days before the change, and will change the name of the Series.

The United Kingdom Series will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5 million. The United Kingdom Series intends to invest in stock of eligible companies using a market capitalization weighted approach. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” The United Kingdom Series may invest in ETFs and similarly structured pooled investments that provide exposure to the United Kingdom equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The United Kingdom Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The United Kingdom Series may enter into futures contracts and options on futures contracts for United Kingdom equity securities and indices or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the United Kingdom Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Continental Small Company Series. The Continental Small Company Series of the Trust (the “Continental Series”) has an investment objective to achieve long-term capital appreciation. The Continental Series generally will purchase readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries (see the list of countries under “INTERNATIONAL PORTFOLIOS—COUNTRIES” above). The Continental Series also may invest in eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Continental Series with respect to each country or region. As of December 31, 2006, on an aggregate basis for the Continental Series, the Advisor considered small companies to be those companies with a market capitalization below $4,214 million. This threshold will vary by country or region. For example, as of December 31, 2006, the Advisor considered a small company in the EMU to have a market capitalization below $2,684 million, a small company in Denmark to have a market capitalization below $1,948 million, and a small company in Sweden to have a market capitalization below $2,044 million. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Continental Series will invest at least 80% of its net assets in securities of small companies located in continental Europe. If the Continental Series changes this investment policy, Continental Series will notify shareholders at least 60 days before the change, and will change the name of the Series.

The Continental Series does not intend, however, to purchase shares of any company whose market capitalization is less than the equivalent of $5 million. The Continental Series intends to invest in the stock of eligible companies using a market capitalization weighted approach. The Advisor may in its discretion either limit further investments in a particular country or divest the Continental Series of holdings in a particular country. See “SMALL COMPANY MASTER FUNDS—Portfolio Construction.” The Continental Series may invest in ETFs and similarly structured pooled investments that provide exposure to the continental European equity markets or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. The Continental Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Continental Series may enter into futures contracts and options on futures contracts for continental European equity securities and indices or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the Continental Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

SMALL COMPANY MASTER FUNDS

Portfolio Construction

The Small Cap Series and each International Small Company Master Fund (collectively the “Small Company Master Funds”) intends to invest in the securities of eligible companies using a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” The following discussion applies to the investment policies of the Small Company Master Funds.

The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country or region. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Advisor’s judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition, (iii) a significant portion of the issuer’s securities are closely held, or (iv) the Advisor determines, in its judgment, that the purchase of such stock is inappropriate given other conditions. Further, securities of REITs will not be acquired (except as part of a merger, consolidation or acquisition of assets).

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

Generally, current income is not sought as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

Investment Objective and Policies

The investment objective of the DFA International Real Estate Securities Portfolio is to achieve long-term capital appreciation. The Portfolio will concentrate its investments in a broad and diverse set of securities of non-U.S. companies principally engaged in the real estate industry with a particular focus on non-U.S. REITs and companies the Advisor considers to be REIT-like entities. The Portfolio considers a company to be principally engaged in the real estate industry if the company’s principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The Portfolio may invest in the securities of companies in developed and emerging markets. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in securities of companies in the real estate industry. If the Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. The Portfolio may purchase non-U.S. real estate securities listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Portfolio also may invest in stapled securities, where one or more of the underlying securities represents interests in a company or subsidiary in the real estate industry. In addition, the Portfolio is authorized to use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolio may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, and such investments may or may not provide exposure to the real estate industry. The Portfolio may also invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments that provide exposure to equity markets, including the United States, both within and outside the real estate industry, and for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Portfolio Construction

The Advisor has prepared and will maintain a schedule of eligible investments consisting of equity securities of non-U.S. companies in the real estate industry as described above. It is the intention of the Portfolio to invest in the securities of eligible companies generally using a market capitalization weighted approach to determine individual security weights and country weights. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” The use of a market capitalization weighted approach may result in the Portfolio having more than 25% of its assets in companies located in a single country.

While a company’s stock may meet the applicable criteria described above, the stock may not be purchased by the Portfolio if, in the judgment of the Advisor, the issuer is in extreme financial difficulty or is involved in a merger or consolidation or is the subject of an acquisition that could result in the company no longer being considered principally engaged in the real estate business or if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate given other conditions.

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Portfolio, as additional cash becomes available to the Portfolio. However, the Portfolio has retained the right to borrow to make redemption payments and also is authorized to redeem its shares in kind. See “REDEMPTION OF SHARES.” Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that would otherwise be purchased using strict market capitalization weighting.

Investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the Portfolio’s schedule of eligible investments to include equity securities of eligible companies and countries to respond to market events, new listings and/or new legal structures in non-U.S. markets, among others.

EMERGING MARKETS PORTFOLIO,

EMERGING MARKETS VALUE PORTFOLIO AND

EMERGING MARKETS CORE EQUITY PORTFOLIO

Investment Objectives and Policies

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation. The Emerging Markets Portfolio invests all of its assets in The Emerging Markets Series of the Trust (the “Emerging Markets Series”), which has the same investment objective and policies as the Portfolio. The Emerging Markets Value Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the “Emerging Markets Value Fund”), which has the same investment objective and policies as the Portfolio. The investment objective of the Emerging Markets Value Fund is to seek long-term capital growth through investment primarily in emerging market equity securities. The Emerging Markets Series and the Emerging Markets Value Fund are referred to collectively as the “Emerging Markets Master Funds.” The investment objective of the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation. Each of the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio seeks to achieve its investment objective by investing in companies associated with emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). See the list of current countries authorized under “INTERNATIONAL PORTFOLIOS—COUNTRIES” above. Each Emerging Markets Master Fund and the Emerging Markets Core Equity Portfolio invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depository Receipts, American Depository Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The Emerging Markets Series of the Trust will seek to purchase a broad market coverage of larger companies within each Approved Market. The Advisor’s definition of large varies across countries and is based primarily on market capitalization. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the minimum market capitalization for a large company in that country. As of December 31, 2006, Brazil had the highest size threshold, $3,522 million, and the lowest size threshold, $588 million, was in Thailand. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in this Prospectus as Approved Market securities. If the Emerging Markets Series changes this investment policy, Emerging Markets Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The Emerging Markets Value Fund seeks to achieve its objective by purchasing emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in this Prospectus as Approved Market securities. If the Emerging Markets Value Fund changes this investment policy, the Emerging Markets Value Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The Emerging Markets Value Fund’s policy is to seek to achieve its investment objective by purchasing emerging market equity securities across all market capitalizations, and specifically those which are deemed by the Advisor to be value stocks at the time of purchase, as described in the paragraph above.

Each Emerging Markets Master Fund may not invest in all such companies or Approved Markets described above or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets, restrictions on purchases by foreigners, and each Emerging Markets Master Fund’s policy not to invest more than 25% of its assets in any one industry.

The Emerging Markets Core Equity Portfolio will seek to purchase a broad and diverse group of securities, with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the Advisor may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Core Equity Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in this Prospectus as Approved Market securities. If the Emerging Markets Core Equity Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The Emerging Markets Core Equity Portfolio may not invest in all such companies or Approved Markets described below, for reasons which include constraints imposed within Approved Markets (e.g., restrictions on purchases by foreigners), and the Portfolio’s policy not to invest more than 25% of its assets in any one industry.

Approved Market securities are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Markets equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Markets securities; or (h) securities included in the Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities.

In determining what countries are eligible markets for the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio, the Advisor may consider various factors, including without limitation, the data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series, the Emerging Markets Value Fund and the Emerging Markets Core Equity Portfolio.

Pending the investment of new capital in Approved Markets securities, the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, each Emerging Markets Master Fund and the Emerging Markets Core Equity Portfolio, may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although each Emerging Markets Master Fund does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances and the Emerging Markets Core Equity Portfolio does not expect the aggregate of all such amounts to exceed 20% of its net assets under normal circumstances. Each Emerging Markets Master Fund and the Emerging Markets Core Equity Portfolio may also invest in ETFs and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity.

The Emerging Markets Master Funds and Emerging Markets Core Equity Portfolio also may invest up to 10% of their total assets in shares of other investment companies that invest in one or more Approved Markets, although they intend to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for an Emerging Markets Master Fund or the Emerging Markets Core Equity Portfolio to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

The Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Portfolio Construction

The Emerging Markets Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

The Emerging Markets Core Equity Portfolio seeks broad market diversification with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. The Advisor will not utilize “fundamental” securities research techniques in identifying securities selections for the Emerging Markets Core Equity Portfolio.

Even though a company’s stock may meet the applicable market capitalization criterion for a Series or the Emerging Markets Value Fund’s or Emerging Markets Core Equity Portfolio’s criterion for investment, it may not be included for one or more of a number of reasons. For example, in the Advisor’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Code). To this extent, there will be the exercise of discretion and consideration by the Advisor in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Emerging Markets Value Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the Advisor will prepare lists of eligible value stocks that are eligible for investment. Such list will be revised no less than semi-annually.

The Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio do not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in an Emerging Markets Master Fund or the Emerging Markets Core Equity Portfolio do pay dividends. It is anticipated, therefore, that the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio will receive dividend income.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio

The investment objective of the DFA One-Year Fixed Income Portfolio is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The DFA One-Year Fixed Income Portfolio invests all of its assets in The DFA One-Year Fixed Income Series of the Trust (the “One-Year Fixed Income Series”), which has the same investment objective and policies as the Portfolio. The One-Year Fixed Income Series will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the Series will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. As a non-fundamental policy, under normal circumstances, the One-Year Fixed Income Series will invest at least 80% of its net assets in fixed income securities and maintain a weighted average portfolio maturity that will not exceed one year. If the One-Year Fixed Income Series changes this investment policy, DFA One-Year Fixed Income Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. The Series principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The Series may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see “Investments in the Banking Industry”).

DFA Two-Year Global Fixed Income Portfolio

The investment objective of the DFA Two-Year Global Fixed Income Portfolio is to maximize total returns consistent with preservation of capital. The DFA Two-Year Global Fixed Income Portfolio invests all of its assets in The DFA Two-Year Global Fixed Income Series of the Trust (the “Two-Year Global Fixed Income Series”). The Two-Year Global Fixed Income Series will have the same investment objective and policies as the Portfolio. The Two-Year Global Fixed Income Series will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in “Description of Investments,” securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and

European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Series intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States.

As a non-fundamental policy, under normal circumstances, the Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If the Two-Year Global Fixed Income Series changes this investment policy, DFA Two-Year Global Fixed Income Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. It is the policy of the Portfolio that the weighted average length of maturity of investments will not exceed two years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to less than two years from the date of settlement). Because many of the Series’ investments will be denominated in foreign currencies, the Series will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. The Series may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see “Investment in the Banking Industry”).

DFA Five-Year Government Portfolio

The investment objective of the DFA Five-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies. Ordinarily, the Portfolio will invest its assets in U.S. government obligations and U.S. government agency obligations. As a non-fundamental policy, under normal circumstances, the DFA Five-Year Government Portfolio will invest at least 80% of its net assets in government securities that mature within five years from the date of settlement. If the DFA Five-Year Government Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. It is the policy of the Portfolio that the weighted average length of maturity of investments will not exceed five years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to less than five years from the date of settlement). The Portfolio will also acquire repurchase agreements. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

DFA Five-Year Global Fixed Income Portfolio

The investment objective of the DFA Five-Year Global Fixed Income Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper rated as set forth in “Description of Investments” and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the DFA Five-Year Global Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement. If the DFA Five-Year Global Fixed Income Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. It is the policy of the Portfolio that the weighted average length of maturity of investments will not exceed five years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to less than five years from the date of settlement). The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

DFA Intermediate Government Fixed Income Portfolio

The investment objective of the DFA Intermediate Government Fixed Income Portfolio is to earn current income consistent with preservation of capital. Ordinarily, the Portfolio will invest its assets in non-callable obligations issued or guaranteed by the U.S. government and U.S. government agencies, AAA-rated, dollar-denominated obligations of foreign governments, obligations of supranational organizations, and futures contracts on U.S. Treasury securities. Since government guaranteed mortgage-backed securities are considered callable, such securities will not be included in the Portfolio.

Generally, the Portfolio will purchase securities with maturities of between five and fifteen years. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have an average weighted maturity, based upon market values, of between three to ten years. In any event, as a non-fundamental policy, under normal circumstances, the DFA Intermediate Government Fixed Income Portfolio will invest at least 80% of its net assets in fixed income government securities and maintain a weighted average portfolio maturity of between three and ten years. If the DFA Intermediate Government Fixed Income Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. It is expected that one of the benefits of the Portfolio will be that in a period of steeply falling interest rates, the Portfolio should perform well because of its average weighted maturity and the high quality and non-callable nature of its investments.

The Portfolio may invest more than 5% of its assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality. The Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Portfolio also may invest in futures contracts on U.S. Treasury securities or options on such contracts for the purposes of remaining fully invested and maintaining liquidity to pay redemptions. However, the Portfolio will not purchase futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

DFA Inflation-Protected Securities Portfolio

The investment objective of the DFA Inflation-Protected Securities Portfolio is to provide inflation protection and earn current income consistent with preservation of capital. Ordinarily, the Portfolio will invest its assets in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. If the DFA Inflation-Protected Securities Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Portfolio will purchase inflation-protected securities with maturities of between five and twenty years, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three to twelve years.

The Portfolio is authorized to invest in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

Description of Investments of the Fixed Income Portfolios and Series

The following is a description of the categories of investments that may be acquired by the Fixed Income Portfolios and by the One-Year Fixed Income and Two-Year Global Fixed Income Series:

Permissible Categories:
DFA One-Year Fixed Income Series	1-8,11
DFA Two-Year Global Fixed Income Series	1-11
DFA Five-Year Government Portfolio	1,2,6,11
DFA Five-Year Global Fixed Income Portfolio	1-11
DFA Intermediate Government Fixed Income Portfolio	1,2,6,7,8,11
DFA Inflation-Protected Securities Portfolio	1,2,6,11

1.    U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2.    U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3.    Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s Investors Service, Inc. (“Moody’s”) or A1 by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4.    Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5.    Commercial Paper—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P.

6.    Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio’s total assets would be so invested. The Portfolios also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.    Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8.    Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9.    Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s.

10.    Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11.    Money Market Funds—The Portfolios may invest in affiliated and unaffiliated unregistered money market funds. The DFA Inflation-Protected Securities Portfolio may also invest in affiliated and unaffiliated registered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

The categories of investments that may be acquired by each of the Fixed Income Portfolios (other than DFA Intermediate Government Fixed Income Portfolio) and the One-Year Fixed Income and Two-Year Global Fixed Income Series may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

The One-Year Fixed Income Series and Two-Year Global Fixed Income Series will invest more than 25% of their total respective assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. The Feeder Portfolios that invest in the above Master Funds, the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, each have the same policy. This policy can only be changed by a vote of shareholders. Investments in the Master Funds will not be considered investments in the banking industry so that a Feeder Portfolio may invest all or substantially all of its assets in its respective Master Fund. When investment in such obligations exceeds 25% of the total net assets of any of these Master Funds, such Master Fund will be considered to be concentrating its investments in the banking industry. Once a Master Fund concentrates its investments in the banking industry, a Master Fund may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Master Fund’s investment strategy result in less than 25% of the Master Fund’s total assets consisting of banking industry securities. As of the date of this Prospectus, the One-Year Fixed Income Series is and the Two-Year Global Fixed Income Series is not concentrating its investments in this industry.

The types of bank and bank holding company obligations in which the One-Year Fixed Income Series and DFA Two-Year Global Fixed Income Series may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet each Series’ established credit rating criteria as stated under “Description of Investments.” In addition, both Series are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Portfolio Strategy

The One-Year Fixed Income Series and Two-Year Global Fixed Income Series will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Series will be chosen with a view to maximizing anticipated returns, net of trading costs.

The One-Year Fixed Income Series, Two-Year Global Fixed Income Series, DFA Five-Year Government Portfolio and DFA Five-Year Global Fixed Income Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of a Portfolio, the One-Year Fixed Income Series or the Two-Year Global Fixed Income Series will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets.

The DFA Five-Year Global Fixed Income Portfolio will be managed with a view to capturing maturity risk premiums. Ordinarily, the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor’s judgement, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

ALLOCATION PORTFOLIOS

The Advisor seeks to construct a diversified portfolio for each of the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic and international issuers. The 60/40 Portfolio and 25/75 Portfolio will also purchase shares of Underlying Funds that invest in fixed income securities of domestic and international issuers.

Investment Objectives and Strategies of the Allocation Portfolios

Investments in Underlying Funds

As of the date of this Prospectus, each Allocation Portfolio is expected to invest in each of the Underlying Funds listed below, except that the Global Equity Portfolio is not expected to invest in Fixed Income Underlying Funds.

Domestic Equity Underlying Funds—The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, DFA Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio.

International Equity Underlying Funds—Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., The Emerging Markets Small Cap Series, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio.

Fixed Income Underlying Funds—The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio.

The Underlying Funds in which each Allocation Portfolio may invest, each Allocation Portfolio’s allocation with respect to each Underlying Fund, the target asset allocation and allocation range between Equity Underlying Funds and Fixed Income Underlying Funds, and the investment policies of the Underlying Funds, may be changed at any time by the Advisor without shareholder approval.

Global Equity Portfolio. The investment objective of the Equity Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Equity Portfolio generally allocates its assets to a combination of Equity Underlying Funds. The Equity Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the Equity Portfolio intends to invest in the Domestic Equity Underlying Funds and International Equity Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks. The Equity Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

Periodically, the Advisor will review the allocations for the Equity Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the Equity Portfolio without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Equity Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the Equity Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to other short-term investments, the Equity Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in Underlying Funds or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

By investing all of its assets in Equity Underlying Funds, the Equity Portfolio is expected to provide the most aggressive equity exposure of the three Portfolios, and hence, corresponding level of overall risk.

As a non-fundamental investment policy, under normal circumstances, the Equity Portfolio will generally invest at least 80% of its net assets in equity securities (in the form of shares of the Equity Underlying Funds). If the Equity Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change its name.

Global 60/40 Portfolio. The investment objective of the 60/40 Portfolio is to seek total return consisting of capital appreciation and current income. To achieve its investment objective, the 60/40 Portfolio, under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Portfolio’s assets to Equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to Fixed Income Underlying Funds. With respect to investments in Equity Underlying Funds, the 60/40 Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the 60/40 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as small capitalization stocks, emerging markets stocks and global bonds. The 60/40 Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

Periodically, the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the 60/40 Portfolio without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to other short-term investments, the 60/40 Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in Underlying Funds or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

By investing its assets in Underlying Funds that invest in a variety of equity and fixed income securities, the 60/40 Portfolio is expected to fall in between the other two Portfolios with regard to expected equity exposure. As a result, the 60/40 Portfolio’s risk is also expected to fall between the risks of the Equity Portfolio and 25/75 Portfolio.

Global 25/75 Portfolio. The investment objective of the 25/75 Portfolio is to seek total return consistent with current income and preservation of capital with some capital appreciation. To achieve its investment objective, the 25/75 Portfolio, under normal market circumstances, allocates the majority of its assets to Fixed Income Underlying Funds, but the Portfolio also invests a small portion of its assets to Equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to Equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to Fixed Income Underlying Funds. As of the date of this Prospectus, the 25/75 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as small capitalization stocks, emerging markets stocks and global bonds. The 25/75 Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

Periodically, the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the 25/75 Portfolio without notice to shareholders. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing and selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Fund.

In addition to other short-term investments, the 25/75 Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in Underlying Funds or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

By investing the majority of its assets in Fixed Income Underlying Funds, the 25/75 Portfolio is expected to provide lower equity exposure than the other two Portfolios, and hence, lower levels of overall risk.

Investment Objectives, Strategies and Policies of the Underlying Funds

The following is a summary of the investment strategies, objectives and policies of the Underlying Funds in which the Allocation Portfolios invest as of the date of this Prospectus. Additional information concerning the investment policies of the Underlying Funds may be found in the Portfolios’ Statement of Additional Information.

Descriptions of the “Equity Investment Approach” and “Fixed Income Investment Approach” used by the Advisor to manage the Underlying Funds are provided in the “Management” section of the “Risk/Return Summary” on page 1 of the Prospectus.

The U.S. Large Company Series. The U.S. Large Company Series seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportions that they are represented in the S&P 500® Index.

S&P is not responsible for and has not participated in the determination of the prices and amount of The U.S. Large Company Series or in the issuance or sale of shares of The U.S. Large Company Series or in the determination or calculation of the equation by which The U.S. Large Company Series shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of The U.S. Large Company Series.

For additional information about The U.S. Large Company Series, see the “U.S. LARGE COMPANY PORTFOLIO” section of the Prospectus.

The U.S. Large Cap Value Series. The investment objective of The U.S. Large Cap Value Series is to achieve long-term capital appreciation. The U.S. Large Cap Value Series generally will purchase a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks at the time of purchase. For additional information about The U.S. Large Cap Value Series, see the “U.S. VALUE PORTFOLIOS” section of the Prospectus.

The U.S. Small Cap Series. The U.S. Small Cap Series has an investment objective to achieve long-term capital appreciation. The U.S. Small Cap Series generally will purchase a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. For additional information about The U.S. Small Cap Series, see the “U.S. SMALL CAP PORTFOLIO” section of the Prospectus.

DFA Real Estate Securities Portfolio. The investment objective of the DFA Real Estate Securities Portfolio (the “Real Estate Portfolio”) is to achieve long-term capital appreciation. The Real Estate Portfolio will concentrate its investments in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. For additional information about the Real Estate Portfolio, see the “DFA REAL ESTATE SECURITIES PORTFOLIO” section of the Prospectus.

U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio. The investment objective of each of the U.S. Core Equity 1 Portfolio and the U.S. Core Equity 2 Portfolio is to achieve long-term capital appreciation. Each Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of common stocks of U.S. operating companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. While both Portfolios seek increased exposure to small capitalization and value companies, U.S. Core Equity 2 Portfolio’s emphasis on small capitalization and value companies is greater than that of U.S. Core Equity 1 Portfolio. For additional information about the U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio, see the “U.S. CORE PORTFOLIOS” section of the Prospectus.

Large Cap International Portfolio. The investment objective of Large Cap International Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Large Cap International Portfolio intends to purchase the stocks of large companies in Europe, Australia, Canada and the Far East. For additional information about the Large Cap International Portfolio, see the “LARGE CAP INTERNATIONAL PORTFOLIO” section of the Prospectus.

The Japanese Small Company Series. The Japanese Small Company Series’ investment objective is to achieve long-term capital appreciation. The Japanese Small Company Series generally will purchase a broad and diverse group of readily marketable stocks of Japanese small companies. For additional information about The Japanese Small Company Series, see the “INTERNATIONAL SMALL COMPANY PORTFOLIO—The Japanese Small Company Series” section of the Prospectus.

The Asia Pacific Small Company Series. The Asia Pacific Small Company Series’ investment objective is to achieve long-term capital appreciation. The Asia Pacific Small Company Series generally will purchase stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries. For additional information about The Asia Pacific Small Company Series, see the “INTERNATIONAL SMALL COMPANY PORTFOLIO—The Asia Pacific Small Company Series” section of the Prospectus.

The United Kingdom Small Company Series. The United Kingdom Small Company Series’ investment objective is to achieve long-term capital appreciation. The United Kingdom Small Company Series generally will purchase a broad and diverse group of readily marketable stocks of United Kingdom small companies. For additional information about The United Kingdom Small Company Series, see the “INTERNATIONAL SMALL COMPANY PORTFOLIO—The United Kingdom Small Company Series” section of the Prospectus.

The Continental Small Company Series. The Continental Small Company Series’ investment objective is to achieve long-term capital appreciation. The Continental Small Company Series generally will purchase readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries. For additional information about The Continental Small Company Series, see the “INTERNATIONAL SMALL COMPANY PORTFOLIO—The Continental Small Company Series” section of the Prospectus.

The DFA International Value Series. The investment objective of The DFA International Value Series is to achieve long-term capital appreciation. The DFA International Value Series purchases the stocks of large non-U.S. companies that the Advisor believes to be value stocks at the time of purchase. For additional information about The DFA International Value Series, see the “DFA INTERNATIONAL VALUE PORTFOLIO” section of the Prospectus.

International Core Equity Portfolio. The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of stocks of non-U.S. companies with an increased exposure to small capitalization and value companies relative to the International Universe. For additional information about the International Core Equity Portfolio, see the “INTERNATIONAL CORE EQUITY PORTFOLIO” section of the Prospectus.

The Emerging Markets Series, The Emerging Markets Small Cap Series, Dimensional Emerging Markets Value Fund Inc. and Emerging Markets Core Equity Portfolio. The investment objective of each of The Emerging Markets Series, The Emerging Markets Small Cap Series and Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation. The investment objective of Dimensional Emerging Markets Value Fund Inc. (the “Emerging Markets Value Fund”) is to seek long-term capital growth through purchasing primarily emerging markets equity securities. Each of The Emerging Markets Series, The Emerging Markets Small Cap Series, the Emerging Markets Value Fund and Emerging Markets Core Equity Portfolio (together, the “Emerging Markets Underlying Funds”) seeks to achieve its investment objective by investing in emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). Each Emerging Markets Underlying Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on OTC markets.

The Emerging Markets Series will seek to purchase a broad market coverage of larger companies within each Approved Market, and The Emerging Markets Small Cap Series will seek to purchase a broad market coverage of smaller companies within each Approved Market. The Emerging Markets Value Fund will seek to purchase emerging market equity securities, which are deemed by the Advisor to be value stocks at the time of purchase. The Emerging Market Core Equity Portfolio will seek to purchase a broad and diverse group of securities with an increased exposure to securities of small cap issuers and securities that it considers to be “value” securities. In assessing value, the Advisor may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios.

In determining what countries are eligible markets for the Emerging Markets Underlying Funds, the Advisor may consider various factors, including without limitation, the data, analysis and classification of countries published and disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all such emerging markets. For additional information about The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc. and Emerging Markets Core Equity Portfolio, see the “EMERGING MARKETS PORTFOLIO, EMERGING MARKETS VALUE PORTFOLIO AND EMERGING MARKETS CORE EQUITY PORTFOLIO” section of the Prospectus.

The DFA Two-Year Global Fixed Income Series. The investment objective of The DFA Two-Year Global Fixed Income Series is to maximize total returns consistent with preservation of capital. The DFA Two-Year Global Fixed Income Series will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. Under normal market conditions, the Series intends to invest in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, The DFA Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. For additional information about The DFA Two-Year Global Fixed Income Series, see the “FIXED INCOME PORTFOLIOS—DFA Two-Year Global Fixed Income Portfolio” section of the Prospectus.

DFA Five-Year Global Fixed Income Portfolio. The investment objective of the DFA Five-Year Global Fixed Income Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The DFA Five-Year Global Fixed Income Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper, and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. Under normal market conditions, the Portfolio intends to invest in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. It is the policy of the Portfolio that the weighted average length of maturity of investments will not exceed five years. For additional information about DFA Five-Year Global Fixed Income Portfolio, see the “FIXED INCOME PORTFOLIOS—DFA Five-Year Global Fixed Income Portfolio” section of the Prospectus.

PORTFOLIO TURNOVER

The Enhanced U.S. Large Company and DFA Two-Year Global Fixed Income Portfolios engage in frequent trading of portfolio securities. The DFA One-Year Fixed Income Portfolio, DFA Five-Year Government Portfolio and DFA Five-Year Global Fixed Income Portfolio may engage in frequent trading of portfolio securities. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

PORTFOLIO TRANSACTIONS—ALL EQUITY PORTFOLIOS

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio, Master Fund and Underlying Fund.

SECURITIES LOANS

All of the Portfolios, Master Funds and Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Feeder Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While a Portfolio, Master Fund or Underlying Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio, Master Fund or Underlying Fund. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the total assets of a Portfolio, Master Fund or Underlying Fund, which includes the value of collateral received. To the extent a Portfolio, Master Fund or Underlying Fund loans a portion of its securities, a Portfolio, Master Fund or Underlying Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios, Master Funds and Underlying Funds may invest the collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios, Master Funds and Underlying Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. A Portfolio, Master Fund or Underlying Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio, Master Fund or Underlying Fund knows a material event will occur. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc. (each a “Fund” and collectively the “Funds”), Emerging Markets Value Fund or the Trust could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of each Small Company Master Fund, the Large Cap International Portfolio, the DFA Real Estate Securities Portfolio, the Large Cap Value Series, the U.S. Targeted Value Portfolio, the International Value Series and the DFA International Real Estate Securities Portfolio involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Portfolio or Master Fund to a particular issuer to a maximum proportion of the assets of the Portfolio or Master Fund. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio or Master Fund may be acquired in exchange for the issuance of shares. See “PURCHASE OF SHARES—In Kind Purchases.” While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Portfolio or Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio or Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

MANAGEMENT OF THE FUNDS

The Advisor serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to each Master Fund and Underlying Fund. As such, the Advisor is responsible for the management of their respective assets. Each of the portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for all Non-Feeder Portfolios and all Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day to day management of the category of portfolios indicated.

Domestic equity portfolios and Allocation Portfolios	Robert T. Deere
International equity portfolios	Karen E. Umland
Fixed income portfolios	David A. Plecha

Mr. Deere is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a BS and a BA from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity portfolios since 1994 and the Allocation Portfolios since their inception.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity portfolios since 1998.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

The Funds’ Statement of Additional Information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Portfolios (except the Feeder Portfolios and International Small Company Portfolio) and the Master Funds, International Master Funds and Underlying Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 1299 Ocean Avenue, Santa Monica, CA 90401. For advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2006, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Boards of Trustees/Directors approving the investment management agreements with respect to the Portfolios and Master Funds, except DFA Inflation-Protected Securities Portfolio and DFA International Real Estate Securities Portfolio, is available in the semi-annual reports for the Portfolios and Master Funds for the six-month period ending May 31, 2007. A discussion regarding the basis for the Board of Directors approving the investment management agreement with respect to the DFA Inflation-Protected Securities Portfolio is available in the annual report for the Portfolio for the fiscal year ending November 30, 2006. The DFA International Real Estate Securities Portfolio is new and has not yet filed an annual or semi-annual report that includes the discussion of the annual approval of the investment management agreement.

The Funds and the Master Funds bear all of their own costs and expenses, including: services of their independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Fee Waiver and Expense Assumption Agreements for certain classes of the Portfolios. Expenses allocable to a particular Portfolio or Master Fund or class of a Portfolio are so allocated. The expenses of a Fund which are not allocable to a particular Portfolio or class of a Portfolio are to be borne by each Portfolio or class of a Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Series are to be borne by each Master Fund on the basis of its relative net assets.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. As of the date of this Prospectus, assets under management total approximately $150 billion. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”).

Investment Services—International Core Equity Portfolio and the DFA International Real Estate Securities Portfolio

Pursuant to Sub Advisory Agreements with the Advisor, DFA Australia, Level 29 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the International Core Equity Portfolio and DFA International Real Estate Securities Portfolio. DFA Australia’s duties include the maintenance of a trading desk for each Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the International Core Equity Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolios and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Asia Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio.

Investment Services—International Core Equity Portfolio and the DFA International Real Estate Securities Portfolio

Pursuant to Sub-Advisory Agreements with the Advisor, DFAL, 7 Down Street, London, W1J7AJ, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the International Core Equity Portfolio and DFA International Real Estate Securities Portfolio. DFAL’s duties include the maintenance of a trading desk for the Portfolios and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the International Core Equity Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolios and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Series and the Portfolio. DFAL is a member of the Financial Services Authority (“FSA”), a self-regulatory organization for investment managers operating under the laws of England.

Consulting Services—Large Cap International Portfolio, The DFA International Value Series, The Emerging Markets Series, Emerging Markets Core Equity Portfolio and Dimensional Emerging Markets Value Fund

The Advisor has entered into a Consulting Services Agreement with DFAL and DFA Australia, respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the Large Cap International Portfolio, The DFA International Value Series, The Emerging Markets Series, Emerging Markets Core Equity Portfolio and Dimensional Emerging Markets Value Fund.

Shareholder Services

On behalf of the Portfolios, the Funds enter into agreements with Shareholder Services Agents to provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders of the Class R1 shares and Class R2 shares. For the array of services provided to Class R1 shareholders, the Funds pay such Shareholder Services Agents an amount up to 0.10% of the average net assets of the Class R1 shares for such services. For the array of services provided to Class R2 shareholders, the Funds pay such Shareholder Services Agents an amount up to 0.25% of the average net assets of the Class R2 shares for such services.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio has qualified, or intends to qualify, as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of Domestic and International Equity Portfolios and the Allocation Portfolios are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. The U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio and DFA Five-Year Global Fixed Income Portfolio may also make an additional dividend distribution from net investment income in November of each year. Net investment income, which is accrued daily, will be distributed monthly (except for January) by the DFA One-Year Fixed Income Portfolio, and quarterly by the DFA Intermediate Government Fixed Income, DFA Two-Year Global Fixed Income, DFA Five-Year Global Fixed Income Portfolios, DFA Five-Year Government Portfolio and DFA Inflation-Protected Securities Portfolio. Any net realized capital gains of the Fixed Income Portfolios will be distributed annually after the end of the fiscal year. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.

Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, the shareholder selects one of the options listed below:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Net Investment Income Distribution
Portfolio/Master Fund	Quarterly	Monthly
Domestic Equity
U.S. Large Company	X
Enhanced U.S. Large Company	X
U.S. Large Cap Value	X
U.S. Targeted Value	X
U.S. Core Equity 1	X
U.S. Core Equity 2	X
U.S. Vector Equity	X
U.S. Small Cap	X
DFA Real Estate Securities	X

International Equity
Large Cap International	X
DFA International Value	X
International Core Equity	X
International Small Company	X
DFA International Real Estate Securities	X
Emerging Markets	X
Emerging Markets Value	X
Emerging Markets Core Equity	X

Fixed Income
DFA One-Year Fixed Income*		X
DFA Two-Year Global Fixed Income	X
DFA Five-Year Government	X
DFA Five-Year Global Fixed Income	X
DFA Intermediate Government Fixed Income	X
DFA Inflation-Protected Securities	X

Allocation Portfolios
Global Equity Portfolio	X
Global 60/40 Portfolio	X
Global 25/75 Portfolio	X

*	Net investment income will be distributed each month, except January.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information. Dividends and distributions paid to a qualified, tax-deferred retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of a Portfolio’s shares will not be subject to federal income taxes. In general, if you are a taxable investor, Portfolio distributions (other than exempt-interest dividends) are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates provided certain holding period requirements are met.

Certain Portfolios may be subject to foreign withholding taxes on income from foreign securities. If more than 50% in value of the total assets of a Portfolio (or, in the case of a Feeder Portfolio whose corresponding Master Fund is classified as a partnership, more than 50% in value of the total assets of the Master Fund) is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio (or Master Fund). If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio, and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code. The other Portfolios that invest their assets in Master Funds organized as corporations will not be permitted to pass through a credit or deduction for their pro rata share of foreign withholding taxes paid by the Master Funds.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

Receipt of Excess Inclusion Income by a Portfolio. Income received by a Portfolio (or, in the case of a Feeder Portfolio, by the corresponding Master Fund) from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” A Portfolio (or Master Fund) may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. In general, this income is required to be reported to Portfolio shareholders that are not disqualified organizations (as defined below) in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified organization, and (iii) is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S. person. A Portfolio (or Master Fund) must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Portfolio shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, a Portfolio must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of a Portfolio’s excess inclusion income allocable to them on behalf of the disqualified organizations.

Special Tax Considerations for Non-U.S. Investors that invest in the DFA Real Estate Securities Portfolio. The DFA Real Estate Securities Portfolio will invest in equity securities of companies that may invest in U.S real property, including U.S. REITs. The sale of a U.S. real property interest by a Portfolio or portfolio companies (including U.S. REITs) may trigger special tax consequences to a Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company, such as a Portfolio, that is classified as a qualified investment entity. A Portfolio will be classified as a “qualified investment entity” if, in general, more than 50% of its assets consists of interests in U.S. real estate investment trusts ( U.S. REITs) and U.S. real property holding corporations. A U.S. real property holding corporation is a U.S. corporation more than 50% of the assets of which are interests in U.S. real estate. If a Portfolio is classified as a “qualified investment entity,” distribution from short- or long-term capital gains that are attributable to gain from a sale or disposition of a U.S. real property interest by a Portfolio or a portfolio company, may be subject to U.S. withholding tax at a rate of 35% and you may be required to file a nonresident U.S. income tax return. This treatment applies only if you own more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution. Even if you do not own more than 5% of a class of Portfolio shares, Portfolio distributions to you that are attributable to gain from a sale or disposition of a U.S. real property interest will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at a 30% or lower treaty rate, if a Portfolio is a qualified investment entity. A Portfolio is not treated as a qualified investment entity after December 31, 2007, unless such rules are extended or made permanent, except that after such date, Portfolio distributions from a portfolio company that is a U.S. REIT attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided a Portfolio would otherwise be classified as a qualified investment entity.

For a more detailed discussion on investment in U.S. real property, including the circumstances under which a sale or redemption of Portfolio shares may result in FIRPTA gain to you, see the section, “Taxation of the Portfolios—Non-U.S. investors—Investment in U.S. real property” in the Statement of Additional Information.

Non-U.S. Investors. Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty rate on dividends paid by a Portfolio, subject to limited exemptions for dividends designated as capital gain dividends, short-term capital gain dividends, interest-related dividends, and exempt-interest dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2007 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify they are not a U.S. person. Non-U.S. investors should also see the discussion above under the subheadings, “Special Tax Considerations for Non-U.S. Investors that invest in the DFA Real Estate Securities Portfolio” and “Receipt of Excess Inclusion Income by a Portfolio.” Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Prospective investors should consult the statement of additional information. Because everyone’s tax situation is unique, you should also consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio.

PURCHASE OF SHARES

Cash Purchases

Class R1 shares and Class R2 shares of the Portfolios are generally sold only to defined contribution plans and other similar group benefit plans that are exempt from taxation under the Internal Revenue Code and employer sponsored non-qualified deferred compensation plans (“Retirement Plans”). Class R1 shares and Class R2 shares of the Portfolios are available to a Retirement Plan, if the Shareholder Services Agent for the Retirement Plan has entered into an agreement with the Funds to provide shareholder services to the Retirement

Plan and Retirement Plan Participants in connection with their investments in the Class R1 shares or Class R2 shares of the Portfolios. Provided that the Portfolios are available under an employer’s Retirement Plan, shares may be purchased by following the procedures adopted by the respective employer or Shareholder Services Agent and approved by the Funds’ management for making investments. Investors who are considering an investment in the Portfolios should contact their employer or the Shareholder Services Agent for the Retirement Plan for details about the purchase procedures and the classes of shares and Portfolios that are available for purchase. The Funds do not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolios should determine whether their employer’s Retirement Plan or Shareholder Services Agent imposes a minimum transaction requirement. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio or class of any Portfolio.

In-Kind Purchases

If accepted by the Funds, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios (or their corresponding Master Funds) or otherwise represented in their portfolios as described in this Prospectus or in exchange for local currencies in which such securities of the International Equity Portfolios, the International Value Series, Enhanced U.S. Large Company Series, DFA Two- Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are denominated. Securities and local currencies accepted by the Funds for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio, DFA Two-Year Global Fixed Income Portfolio or DFA Five-Year Global Fixed Income Portfolio with local currencies should first contact the Advisor for wire instructions.

The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its corresponding Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the respective Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio or Master Fund, may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction, however, this last limitation does not apply to DFA Five-Year Global Fixed Income Portfolio or the International Small Company Portfolio. The Funds will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors (except as described below) and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, certain Portfolios and Master Funds may be more susceptible to the risks of short-term trading than other Portfolios and Master Funds. The nature of the holdings of the International Portfolios and

International Master Funds may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Portfolio’s or Master Fund’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because an International Portfolio or its Master Fund, if applicable, has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio and/or the Master Fund calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Portfolio calculates its net asset value. The U.S. Small Cap Portfolio and its Master Fund also may be subject to arbitrage market timing because the Master Fund has significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Master Fund calculates its net asset value due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Boards of Directors of the Funds (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Funds: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Funds, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Funds reserve the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Funds believe are made on behalf of market timers. The Funds, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Funds or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Funds’ general ability to restrict potentially disruptive trading activity as described above, the Funds also have adopted purchase blocking procedures. Under the Funds’ purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Funds and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Funds, Dimensional, or their agents. The Funds and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Funds’ purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S. investment companies that operate as fund of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529

Plans. Notwithstanding the Funds’ purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Funds and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

Commencing in October 2007, the Funds, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Funds, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Funds and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Funds. The Funds, Dimensional or their designees, when they detect trading patterns in shares of the Funds that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Funds and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Funds and Dimensional to prevent excessive short-term trading, there is no assurance that the Funds, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Funds, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchase blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Funds and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Funds and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Funds and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Funds and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries is severely limited due to systems limitations of both the Funds’ service providers and the Intermediaries. The Funds expect that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented on or after compliance with Rule 22c-2 under the 1940 Act is required of Intermediaries.

DFA One-Year Fixed Income Portfolio (the “One-Year Portfolio”) is managed for both long-term investors and investors who may invest in the One-Year Portfolio on a short-term basis. Dimensional and DFA Investment Dimensions Group Inc. do not apply the purchase blocking procedures and may allow more frequent purchases and sales of shares by an investor in the One-Year Portfolio than in the shares of other Portfolios, in circumstances where the investor’s trading activity is not excessive and overly disruptive to the Portfolio and portfolio management strategies, or undertaken for prohibited purposes (including market timing). In monitoring this activity, Dimensional, in its discretion, may determine that an investor’s frequent purchases and sales of shares of the One-Year Portfolio are excessive and overly disruptive, or undertaken for prohibited purposes (including market timing), and therefore, inconsistent with the interests of the Portfolio’s other shareholders. In those instances, Dimensional may refuse to process additional purchases or exchanges of shares of the One-Year Portfolio by the investor. Permitting investors to purchase shares of the One-Year Portfolio for short-term purposes may increase the costs of the Portfolio and negatively impact the performance of the Portfolio.

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios and Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each class of each Portfolio and the net asset value per share of each Master Fund and Underlying Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the investments and other assets of the Portfolio, Master Fund or Underlying Fund less any liabilities, by the total outstanding shares of the stock of the respective class of the Portfolio, Master Fund or Underlying Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios, International Small Company Portfolio and Allocation Portfolios will fluctuate in relation to the investment experience of the Master Funds or Underlying Fund in which such Portfolios invest. Securities held by the Portfolios, Master Funds and Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Portfolios, Master Funds and Underlying Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios, Master Funds and Underlying Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolios, Master Funds and Underlying Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds and Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the Non-Feeder Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios and the Series do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Portfolios, Master Funds and Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios, Master Funds and Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

To the extent that a Portfolio, Master Fund or Underlying Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Directors or Trustees, than would a fund that holds a smaller number of securities. The Small Cap Series is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

As of the date of this Prospectus, the Portfolios, Master Funds and Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours before the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Foreign Equity Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Foreign Equity Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio, Master Fund or Underlying Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Foreign Equity Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio, Master Fund or Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio, Master Fund or Underlying Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio, Master Fund or Underlying Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the International Equity Portfolios (in respect to those Portfolios that are Feeder Portfolios and International Small Company Portfolio, the Master Funds), the International Equity Underlying Funds, Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are expressed in U.S. dollars by translating the net assets of each Portfolio, Master Fund or Underlying Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Equity Portfolios and Master Funds and the International Equity Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios, Master Funds and Underlying Funds do not price their shares, the net asset values of the International Equity Portfolios and such Master Funds and Underlying Funds may change on days when shareholders will not be able to purchase or redeem shares.

Most Portfolios, Master Funds, and Underlying Funds generally calculate their net asset values per share and accept purchase and redemption orders on days that the NYSE is open for trading. The Japanese Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series are each closed on days that the foreign securities exchange(s) on which their portfolio securities are principally traded are closed. Purchase and redemption orders for shares of such series will not be accepted on those days.

Certain of the securities holdings of the Emerging Markets Series, Emerging Markets Small Cap Series, the Emerging Markets Value Fund and Emerging Markets Core Equity Portfolio in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, such funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Master Funds, The Emerging Markets Small Cap Series and the Emerging Markets Core Equity Portfolio may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require a Master Fund or Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio, Master Fund or Underlying Fund is determined each day as of such close.

Public Offering Price

Provided that the Shareholder Services Agent designated by a Retirement Plan has received the investor’s investment instructions in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. The transfer agent or the Funds may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases.

EXCHANGE OF SHARES

Investors may exchange Class R1 shares or Class R2 shares of one Portfolio described in this Prospectus for the same class of shares of another Portfolio described in this Prospectus.

Retirement Plan participants may exchange shares by completing the necessary documentation required by the Shareholder Services Agent designated under the employer’s Retirement Plan. Please contact your employer or the Shareholder Services Agent.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any Portfolio or otherwise adversely affect the Funds, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

For Retirement Plan participants exchanging shares, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. The Funds reserve the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure for Retirement Plan Participants

A participant in a Retirement Plan or a client of an institution who desires to redeem shares of a Portfolio must furnish a redemption request to the Shareholder Services Agent designated under the Retirement Plan or by the institution in the form required by such Shareholder Services Agent. The Shareholder Services Agent will adopt procedures approved by management of the Funds for transmitting redemption orders.

Redemption Procedure for Retirement Plans

A Retirement Plan that desires to redeem shares of a Portfolio must furnish a redemption request to the Funds. Each Portfolio will redeem shares at the net asset value of such class of shares next determined after receipt of a request for redemption in good order by the Portfolio’s transfer agent. A Retirement Plan that has authorized redemption payment by wire on an authorization form filed with the Funds may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to an account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the bank account. The Funds reserve the right at any time to suspend or terminate the redemption by wire procedure after notification to the Retirement Plan. No charge is made by the Funds for redemptions.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until a Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Funds reserve the right to redeem a shareholder’s account if the value of the shares in a specific Portfolio is $500 or less because of redemptions by the shareholder. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Funds’ transfer agent and does not apply to retirement plan participant accounts whose shares are held within a larger account established by a retirement plan with the Funds’ transfer agent.

In-Kind Redemptions

When in the best interests of a Feeder Portfolio, the Feeder Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Feeder Portfolio receives from the Master Fund in lieu of cash. A Portfolio that is not a Feeder Portfolio may also make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash, when in the best interests of the Portfolio. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity, DFA Two-Year Global Fixed Income and DFA Five-Year Global Fixed Income Portfolios reserve the right to redeem their shares in the currencies in which their investments (and, in respect of the Feeder Portfolios, International Small Company Portfolio, the currencies in which the corresponding Master Funds’ or Underlying Funds investments) are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company and the Dimensional Emerging Markets Value Fund Inc. at 1299 Ocean Avenue, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund. By investing in shares of the International Master Funds, International Small Company Portfolio will indirectly bear its pro rata share of the operating expenses, management expenses and brokerage costs of such Master Funds, as well as the expense of operating the Portfolio.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days before the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund corresponding to the U.S. Small Cap, Enhanced U.S. Large Company, DFA One-Year Fixed Income, DFA Two-Year Global Fixed Income, U.S. Large Cap Value, DFA International Value and Emerging Markets Value Portfolios may constitute a taxable exchange for federal income tax purposes, resulting in gain or loss to such Portfolios. Any net capital gains so realized will be distributed to such a Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio Master Fund and Underlying Fund generally will disclose up to its 25 largest portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, Master Fund or Underlying Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within 20 days after the end of each month. Each Portfolio, Master Fund and Underlying Fund also generally will disclose its complete portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios, Master Funds and Underlying Funds.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information for the six-month period ended May 31, 2007 has not been audited. This information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements (other than the DFA International Real Estate Securities Portfolio), is included in the annual reports. Further information about the Portfolios’ performance is contained in the annual reports, which are available upon request. Class R1 shares of the Portfolios and Class R2 shares of the Portfolios (except the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) have not commenced operations as of the date of this Prospectus and financial highlights are not yet available.

Financial highlights for the Institutional Class shares of each Portfolio (except the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are shown to provide investors with financial information about the Portfolio. The returns would have been substantially similar because Institutional Class shares, Class R1 shares and Class R2 shares are invested in the same investment portfolio. However, Class R1 shares and Class R2 shares pay shareholder servicing fees and Institutional Class shares do not. Had the Class R1 shares and Class R2 shares been operational during the periods shown, dividend distributions (if any) and investment performance would have been lower than the Institutional Class shares.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$41.24		$36.79	$34.59	$31.16	$27.56	$33.51

Income From Investment Operations
Net Investment Income (Loss)	0.40	#	0.71 #	0.60	0.61	0.47	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	3.79		4.41	2.28	3.31	3.57	(5.95)

Total From Investment Operations	4.19		5.12	2.88	3.92	4.04	(5.53)

Less Distributions
Net Investment Income	(0.38)		(0.67)	(0.68)	(0.49)	(0.44)	(0.42)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.38)		(0.67)	(0.68)	(0.49)	(0.44)	(0.42)

Net Asset Value, End of Period	$45.05		$41.24	$36.79	$34.59	$31.16	$27.56

Total Return	10.23	%†	14.12%	8.41%	12.68%	14.90%	(16.64)%

Net Assets, End of Period (thousands)	$3,347,731		$2,868,811	$2,088,128	$1,440,869	$1,017,265	$775,769
Ratio of Expenses to Average Net Assets*	0.15	%^	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.15	%^	0.19%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.90	%^	1.85%	1.78%	1.92%	1.66%	1.43%

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$10.95		$9.82	$9.35	$8.42	$7.41	$8.91

Income From Investment Operations
Net Investment Income (Loss)	0.03	#	0.12 #	0.29	0.09	0.10	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.02		1.19	0.37	0.94	1.02	(1.52)

Total From Investment Operations	1.05		1.31	0.66	1.03	1.12	(1.36)

Less Distributions
Net Investment Income	(0.10)		(0.18)	(0.19)	(0.10)	(0.11)	(0.14)
Net Realized Gains	(0.43)		—	—	—	—	—

Total Distributions	(0.53)		(0.18)	(0.19)	(0.10)	(0.11)	(0.14)

Net Asset Value, End of Period	$11.47		$10.95	$9.82	$9.35	$8.42	$7.41

Total Return	9.97	%†	13.52%	7.08%	12.28%	15.39%	(15.40)%

Net Assets, End of Period (thousands)	$395,448		$347,216	$313,543	$221,744	$141,489	$101,329
Ratio of Expenses to Average Net Assets*	0.25	%^	0.26%	0.34%	0.37%	0.36%	0.37%
Ratio of Net Investment Income to Average Net Assets	0.64	%^	1.19%	3.11%	0.95%	1.32%	2.00%

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$25.40		$21.93	$19.37	$16.14	$13.63	$16.97

Income From Investment Operations
Net Investment Income (Loss)	0.06	#	0.38 #	0.30	0.16	0.20	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	3.14		3.50	2.49	3.28	2.50	(1.51)

Total From Investment Operations	3.20		3.88	2.79	3.44	2.70	(1.32)

Less Distributions
Net Investment Income	(0.16)		(0.35)	(0.23)	(0.21)	(0.19)	(0.21)
Net Realized Gains	(0.54)		(0.06)	—	—	—	(1.81)

Total Distributions	(0.70)		(0.41)	(0.23)	(0.21)	(0.19)	(2.02)

Net Asset Value, End of Period	$27.90		$25.40	$21.93	$19.37	$16.14	$13.63

Total Return	12.93	%†	17.97%	14.49%	21.48%	20.10%	(8.77)%

Net Assets, End of Period (thousands)	$8,109,902		$6,410,086	$4,046,083	$2,630,361	$1,709,428	$1,176,711
Ratio of Expenses to Average Net Assets*	0.27	%^	0.28%	0.30%	0.32%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.50	%^	1.64%	1.48%	0.89%	1.46%	1.25%

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio (formerly, U.S. Small XM Value Portfolio) Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$18.69		$17.33	$17.09	$15.14	$12.41	$13.03

Income From Investment Operations
Net Investment Income (Loss)	0.09	#	0.21 #	0.32	0.86	0.05	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	1.56		2.84	1.59	2.88	4.12	0.18

Total From Investment Operations	1.65		3.05	1.91	3.74	4.17	0.25

Less Distributions
Net Investment Income	(0.08)		(0.25)	(0.23)	(0.90)	(0.09)	(0.12)
Net Realized Gains	(1.48)		(1.44)	(1.44)	(0.89)	(1.35)	(0.75)

Total Distributions	(1.56)		(1.69)	(1.67)	(1.79)	(1.44)	(0.87)

Net Asset Value, End of Period	$18.78		$18.69	$17.33	$17.09	$15.14	$12.41

Total Return	9.62	%†	19.48%	12.17%	27.36%	38.43%	1.77%

Net Assets, End of Period (thousands)	$358,185		$215,338	$172,595	$159,325	$96,924	$66,954
Ratio of Expenses to Average Net Assets*	0.43	%^(A)	0.46%	0.47%	0.50%	0.47%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.43	%^(A)	0.46%	0.47%	0.48%	0.48%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.05	%^	1.19%	1.91%	0.27%	0.41%	0.73%
Portfolio Turnover Rate	2	%(B)†	N/A	N/A	N/A	N/A	N/A

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

†	Non-Annualized.

^	Annualized.

(A)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the period December 1, 2006 through March 29, 2007.

(B)	For the period March 30, 2007 through May 31, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through a Master Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 1 Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005** to Nov. 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.50		$10.22	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.09	#	0.17 #	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.17		1.28	0.19

Total From Investment Operations	1.26		1.45	0.22

Less Distributions
Net Investment Income	(0.05)		(0.17)	—
Net Realized Gains	(0.03)		—	—

Total Distributions	(0.08)		(0.17)	—

Net Asset Value, End of Period	$12.68		$11.50	$10.22

Total Return	10.99	%†	14.35%	2.20	%†

Net Assets, End of Period (thousands)	$1,022,104		$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%^	0.23%	0.23	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%^	0.23%	0.37	%^@
Ratio of Net Investment Income to Average Net Assets	1.55	%^	1.52%	1.85	%^@
Portfolio Turnover Rate	6	%†	6%	0	%†

#	Computed using average shares outstanding.

^	Annualized.

†	Non-Annualized.

**	Commencement of Operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005** to Nov. 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.65		$10.24	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.10	#	0.17 #	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.20		1.40	0.21

Total From Investment Operations	1.30		1.57	0.24

Less Distributions
Net Investment Income	(0.05)		(0.16)	—
Net Realized Gains	(0.03)		—	—

Total Distributions	(0.08)		(0.16)	—

Net Asset Value, End of Period	$12.87		$11.65	$10.24

Total Return	11.17	%†	15.50%	2.40	%†

Net Assets, End of Period (thousands)	$2,445,199		$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.23	%^	0.26%	0.26	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%^	0.26%	0.38	%^@
Ratio of Net Investment Income to Average Net Assets	1.58	%^	1.55%	1.92	%^@
Portfolio Turnover Rate	2	%†	5%	0	%†

#	Computed using average shares outstanding.

^	Annualized.

†	Non-Annualized.

**	Commencement of Operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

	U.S. Vector Equity Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		For the Period Dec. 30, 2005** to Nov. 30, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$11.79		$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.08	#	0.13	#
Net Gains (Losses) on Securities (Realized and Unrealized)	1.18		1.73

Total From Investment Operations	1.26		1.86

Less Distributions
Net Investment Income	(0.07)		(0.07)
Net Realized Gains	(0.18)		—

Total Distributions	(0.25)		(0.07)

Net Asset Value, End of Period	$12.80		$11.79

Total Return	10.84	%†	18.65	%†

Net Assets, End of Period (thousands)	$794,193		$403,312
Ratio of Expenses to Average Net Assets	0.36	%^	0.36	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.33	%^	0.39	%^@
Ratio of Net Investment Income to Average Net Assets	1.25	%^	1.24	%^@
Portfolio Turnover Rate	2	%†	24	%†

#	Computed using average shares outstanding.

^	Annualized.

†	Non-annualized.

**	Commencement of operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$22.46		$20.75	$19.13	$16.52	$11.97	$14.43

Income From Investment Operations
Net Investment Income (Loss)	0.02	#	0.17 #	0.15	0.05	0.06	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	1.81		2.84	1.75	2.67	4.65	(1.16)

Total From Investment Operations	1.83		3.01	1.90	2.72	4.71	(1.09)

Less Distributions
Net Investment Income	(0.08)		(0.13)	(0.13)	(0.10)	(0.07)	(0.08)
Net Realized Gains	(1.16)		(1.17)	(0.15)	—	(0.09)	(1.29)
Tax Return of Capital	—		—	—	(0.01)	—	—

Total Distributions	(1.24)		(1.30)	(0.28)	(0.11)	(0.16)	(1.37)

Net Asset Value, End of Period	$23.05		$22.46	$20.75	$19.13	$16.52	$11.97

Total Return	8.61	%†	15.49%	10.04%	16.59%	39.89%	(8.73)%

Net Assets, End of Period (thousands)	$3,752,179		$3,297,199	$2,641,670	$2,137,970	$1,134,027	$646,872
Ratio of Expenses to Average Net Assets*	0.38	%^	0.38	0.40%	0.41%	0.42%	0.41%
Ratio of Net Investment Income to Average Net Assets	0.20	%^	0.82	0.78%	0.22%	0.52%	0.47%

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Real Estate Securities Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$33.80		$25.75	$23.02	$18.80	$14.91	$15.02

Income From Investment Operations
Net Investment Income (Loss)	0.35	#	0.64 #	0.82	0.62	0.64	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02		8.84	3.33	4.47	4.08	0.18

Total From Investment Operations	0.37		9.48	4.15	5.09	4.72	0.72

Less Distributions
Net Investment Income	(0.36)		(1.02)	(0.86)	(0.71)	(0.75)	(0.75)
Net Realized Gains	(0.88)		(0.41)	(0.56)	(0.16)	(0.08)	(0.08)

Total Distributions	(1.24)		(1.43)	(1.42)	(0.87)	(0.83)	(0.83)

Net Asset Value, End of Period	$32.93		$33.80	$25.75	$23.02	$18.80	$14.91

Total Return	1.19	%†	38.23%	18.81%	29.44%	33.48%	5.36%

Net Assets, End of Period (thousands)	$3,041,594		$2,837,026	$1,836,650	$1,308,898	$783,405	$413,264
Ratio of Expenses to Average Net Assets	0.32	%^	0.33%	0.37%	0.39%	0.41%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.10	%^	2.25%	3.11%	3.61%	4.19%	4.71%
Portfolio Turnover Rate	10	%†	10%	3%	6%	2%	2%

#	Computed using average shares outstanding.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.60		$19.00	$17.31	$14.65	$12.10	$13.90

Income From Investment Operations
Net Investment Income (Loss)	0.40	#	0.55 #	0.44	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98		4.68	1.72	2.86	2.51	(1.79)

Total From Investment Operations	3.38		5.23	2.16	3.17	2.76	(1.57)

Less Distributions
Net Investment Income	(0.08)		(0.63)	(0.47)	(0.51)	(0.21)	(0.23)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.08)		(0.63)	(0.47)	(0.51)	(0.21)	(0.23)

Net Asset Value, End of Period	$26.90		$23.60	$19.00	$17.31	$14.65	$12.10

Total Return	14.36	%†	28.00%	12.73%	22.09%	23.32%	(11.50)%

Net Assets, End of Period (thousands)	$2,021,153		$1,673,239	$1,125,455	$844,883	$504,123	$337,367
Ratio of Expenses to Average Net Assets	0.29	%^	0.29%	0.37%	0.41%	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets	3.18	%^	2.56%	2.41%	2.07%	2.10%	1.74%
Portfolio Turnover Rate	1	%†	4%	4%	1%	1%	9%

#	Computed using average shares outstanding.

†	Non-Annualized.

^	Annualized.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$22.71		$17.67	$15.73	$12.20	$9.19	$10.30

Income From Investment Operations
Net Investment Income (Loss)	0.05	#	0.66 #	0.48	0.26	0.22	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	4.09		5.37	1.89	3.58	3.02	(0.78)

Total from Investment Operations	4.14		6.03	2.37	3.84	3.24	(0.55)

Less Distributions
Net Investment Income	(0.10)		(0.65)	(0.42)	(0.31)	(0.23)	(0.21)
Net Realized Gains	(0.38)		(0.34)	(0.01)	—	—	(0.35)

Total Distributions	(0.48)		(0.99)	(0.43)	(0.31)	(0.23)	(0.56)

Net Asset Value, End of Period	$26.37		$22.71	$17.67	$15.73	$12.20	$9.19

Total Return	18.52	%†	35.39%	15.40%	31.86%	35.92%	(5.72)%

Net Assets, End of Period (thousands)	$5,932,964		$4,456,059	$2,518,457	$1,431,989	$748,319	$464,313
Ratio of Expenses to Average Net Assets*	0.44	%^	0.44%	0.48%	0.51%	0.52%	0.53%
Ratio of Net Investment Income to Average Net Assets	0.40	%^	3.25%	2.86%	1.87%	2.26%	2.35%

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Core Equity Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005** to Nov. 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$12.82		$10.07	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.23	#	0.28 #	0.04	#
Net Gains (Losses) on Securities (Realized and Unrealized)	1.83		2.71	0.03

Total From Investment Operations	2.06		2.99	0.07

Less Distributions
Net Investment Income	(0.04)		(0.24)	—
Net Realized Gains	(0.04)		—	—

Total Distributions	(0.08)		(0.24)	—

Net Asset Value, End of Period	$14.80		$12.82	$10.07

Total Return	16.08	%†	30.06%	0.70	%†

Net Assets, End of Period (thousands)	$1,572,511		$851,077	$121,249
Ratio of Expenses to Average Net Assets	0.41	%^	0.48%	0.49	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41	%^	0.46%	0.90	%^@
Ratio of Net Investment Income to Average Net Assets	3.38	%^	2.35%	1.89	%^@
Portfolio Turnover Rate	1	%†	2%	0	%†

#	Computed using average shares outstanding.

^	Annualized.

†	Non-Annualized.

**	Commencement of Operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Small Company Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$19.43		$16.19	$14.12	$11.00	$7.41	$7.67

Income From Investment Operations
Net Investment Income (Loss)	0.24	#	0.36 #	0.31 #	0.22	0.16	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	3.16		4.02	2.38	3.24	3.57	(0.25)

Total From Investment Operations	3.40		4.38	2.69	3.46	3.73	(0.11)

Less Distributions
Net Investment Income	(0.17)		(0.36)	(0.29)	(0.34)	(0.14)	(0.15)
Net Realized Gains	(0.67)		(0.78)	(0.33)	—	—	—

Total Distributions	(0.84)		(1.14)	(0.62)	(0.34)	(0.14)	(0.15)

Net Asset Value, End of Period	$21.99		$19.43	$16.19	$14.12	$11.00	$7.41

Total Return	18.16	%†	28.51%	19.74%	32.10%	51.28%	(1.39)%

Net Assets, End of Period (thousands)	$5,573,648		$4,546,071	$2,725,231	$1,658,184	$909,887	$464,578
Ratio of Expenses to Average Net Assets*	0.55	%^	0.56%	0.64%	0.69%	0.71%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.55	%^	0.56%	0.64%	0.69%	0.71%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.35	%^	2.04%	2.05%	1.82%	1.97%	1.83%

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio
	For the Period March 1, 2007** to May 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.08	#
Net Gains (Losses) on Securities (Realized and Unrealized)	0.70

Total From Investment Operations	0.78

Less Distributions
Net Investment Income	—
Net Realized Gains	—

Total Distributions	—

Net Asset Value, End of Period	$10.78

Total Return	7.80	%†

Net Assets, End of Period (thousands)	$122,801
Ratio of Expenses to Average Net Assets*	0.50	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.50	%^@
Ratio of Net Investment Income to Average Net Assets	3.75	%^@
Portfolio Turnover Rate	0	%†

#	Computed using average shares outstanding.

^	Annualized.

†	Non-Annualized.

**	Commencement of operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$25.40		$19.89	$15.61	$11.87	$8.65	$8.62

Income From Investment Operations
Net Investment Income (Loss)	0.30	#	0.48 #	0.58 #	0.27	0.16	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	5.54		5.61	4.13	3.80	3.18	0.05

Total From Investment Operations	5.84		6.09	4.71	4.07	3.34	0.15

Less Distributions
Net Investment Income	(0.13)		(0.58)	(0.43)	(0.33)	(0.12)	(0.12)
Net Realized Gains	(0.16)		—	—	—	—	—

Total Distributions	(0.29)		(0.58)	(0.43)	(0.33)	(0.12)	(0.12)

Net Asset Value, End of Period	$30.95		$25.40	$19.89	$15.61	$11.87	$8.65

Total Return	23.22	%†	31.31%	30.65%	34.95%	39.13%	1.71%

Net Assets, End of Period (thousands)	$2,960,022		$2,344,990	$1,805,186	$1,131,778	$594,076	$333,866
Ratio of Expenses to Average Net Assets*	0.60	%^	0.61%	0.69%	0.74%	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	2.20	%^	2.13%	3.28%	2.20%	1.79%	1.20%

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.26		$22.86	$17.93	$12.53	$8.42	$8.43

Income From Investment Operations
Net Investment Income (Loss)	0.12	#	0.60 #	0.50	0.21	0.19	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	8.85		8.65	4.96	5.54	4.13	0.49

Total from Investment Operations	8.97		9.25	5.46	5.75	4.32	0.67

Less Distributions
Net Investment Income	(0.19)		(0.60)	(0.44)	(0.35)	(0.14)	(0.23)
Net Realized Gains	(0.38)		(0.25)	(0.09)	—	(0.07)	(0.45)

Total Distributions	(0.57)		(0.85)	(0.53)	(0.35)	(0.21)	(0.68)

Net Asset Value, End of Period	$39.66		$31.26	$22.86	$17.93	$12.53	$8.42

Total Return	29.17	%†	41.55%	31.06%	46.76%	52.59%	8.29%

Net Assets, End of Period (thousands)	$6,180,157		$4,283,696	$2,077,480	$895,313	$403,035	$118,516
Ratio of Expenses to Average Net Assets*	0.60	%^	0.63%	0.70%	0.77%	0.86%	0.85%
Ratio of Net Investment Income to Average Net Assets	0.67	%^	2.22%	2.45%	1.37%	2.41%	2.10%

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	For the Period April 5, 2005** to Nov. 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$15.13		$11.54	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.16	#	0.27 #	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	3.59		3.54	1.51

Total From Investment Operations	3.75		3.81	1.61

Less Distributions
Net Investment Income	(0.08)		(0.22)	(0.07)
Net Realized Gains	(0.06)		—	—

Total Distributions	(0.14)		(0.22)	(0.07)

Net Asset Value, End of Period	$18.74		$15.13	$11.54

Total Return	24.94	%†	33.39%	16.12	%†

Net Assets, End of Period (thousands)	$1,318,822		$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.66	%^	0.74%	1.00	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.66	%^	0.72%	1.09	%^@
Ratio of Net Investment Income to Average Net Assets	1.98	%^	2.02%	1.79	%^@
Portfolio Turnover Rate	1	%†	6%	2	%†

#	Computed using average shares outstanding.

^	Annualized

†	Non-annualized

**	Commencement of operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$10.20		$10.14	$10.20	$10.30	$10.39	$10.31

Income From Investment Operations
Net Investment Income (Loss)	0.25	#	0.40 #	0.28	0.25	0.16	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02		0.06	(0.05)	(0.10)	0.03	0.08

Total From Investment Operations	0.27		0.46	0.23	0.15	0.19	0.35

Less Distributions
Net Investment Income	(0.25)		(0.40)	(0.29)	(0.25)	(0.16)	(0.27)
Net Realized Gains	—		—	—	—	(0.12)	—

Total Distributions	(0.25)		(0.40)	(0.29)	(0.25)	(0.28)	(0.27)

Net Asset Value, End of Period	$10.22		$10.20	$10.14	$10.20	$10.30	$10.39

Total Return	2.67	%†	4.58%	2.24%	1.08%	1.85%	3.43%

Net Assets, End of Period (thousands)	$3,102,185		$2,418,551	$1,953,884	$1,738,574	$1,454,736	$992,307
Ratio of Expenses to Average Net Assets*	0.18	%^	0.18%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.79	%^	3.89%	2.78%	1.40%	1.45%	2.56%

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year)

	DFA Two-Year Global Fixed Income Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$10.17		$9.88	$9.92	$10.08	$10.19	$9.95

Income From Investment Operations
Net Investment Income (Loss)	0.03	#	0.07 #	0.31	0.25	0.22	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21		0.36	(0.14)	(0.14)	0.01	0.20

Total From Investment Operations	0.24		0.43	0.17	0.11	0.23	0.45

Less Distributions
Net Investment Income	(0.07)		(0.14)	(0.21)	(0.27)	(0.34)	(0.21)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.07)		(0.14)	(0.21)	(0.27)	(0.34)	(0.21)

Net Asset Value, End of Period	$10.34		$10.17	$9.88	$9.92	$10.08	$10.19

Total Return	2.41	%†	4.41%	1.77%	1.08%	2.26%	4.54%

Net Assets, End of Period (thousands)	$2,773,727		$2,423,622	$1,992,869	$1,674,972	$1,195,072	$799,214
Ratio of Expenses to Average Net Assets*	0.18	%^	0.19%	0.21%	0.23%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	0.67	%^	0.72%	3.25%	1.35%	1.68%	2.58%

#	Computed using average shares outstanding.

*	Represents the combined ratio for the respective portfolio and its respective pro-rata share of its Master Fund Series.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Five-Year Government Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$10.43		$10.41	$10.64	$11.11	$11.05	$10.56

Income From Investment Operations
Net Investment Income (Loss)	0.26	#	0.46 #	0.35	0.33	0.34	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	—		(0.02)	(0.24)	(0.01)	0.10	0.51

Total From Investment Operations	0.26		0.44	0.11	0.32	0.44	0.92

Less Distributions
Net Investment Income	(0.24)		(0.42)	(0.34)	(0.41)	(0.38)	(0.43)
Net Realized Gains	—		—	—	(0.38)	—	—

Total Distributions	(0.24)		(0.42)	(0.34)	(0.79)	(0.38)	(0.43)

Net Asset Value, End of Period	$10.45		$10.43	$10.41	$10.64	$11.11	$11.05

Total Return	2.56	%†	4.36%	1.02%	3.02%	4.02%	9.06%

Net Assets, End of Period (thousands)	$1,070,470		$932,121	$748,847	$542,634	$402,992	$315,290
Ratio of Expenses to Average Net Assets	0.23	%^	0.23%	0.25%	0.27%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	4.93	%^	4.45%	3.47%	3.21%	3.20%	4.09%
Portfolio Turnover Rate	0	%†	86%	36%	45%	149%	19%

#	Computed using average shares outstanding.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Five-Year Global Fixed Income Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$10.53		$10.48	$10.50	$10.92	$10.93	$10.50

Income From Investment Operations
Net Investment Income (Loss)	0.15	#	0.28 #	0.34 #	0.26	0.33	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08		0.12	(0.11)	0.06	0.15	0.44

Total From Investment Operations	0.23		0.40	0.23	0.32	0.48	0.77

Less Distributions
Net Investment Income	(0.03)		(0.33)	(0.25)	(0.32)	(0.39)	(0.33)
Net Realized Gains	—		—	—	(0.42)	(0.10)	(0.01)
Tax Return of Capital	—		(0.02)	—	—	—	—

Total Distributions	(0.03)		(0.35)	(0.25)	(0.74)	(0.49)	(0.34)

Net Asset Value, End of Period	$10.73		$10.53	$10.48	$10.50	$10.92	$10.93

Total Return	2.16	%†	3.89%	2.15%	3.04%	4.45%	7.55%

Net Assets, End of Period (thousands)	$2,888,095		$2,387,784	$1,699,793	$1,205,578	$969,439	$761,717
Ratio of Expenses to Average Net Assets	0.28	%^	0.29%	0.33%	0.34%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.90	%^	2.72%	3.22%	3.12%	3.23%	4.09%
Portfolio Turnover Rate	17	%†	92%	69%	90%	103%	79%

#	Computed using average shares outstanding.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$11.48		$11.45	$11.79	$12.14	$12.39	$11.90

Income From Investment Operations
Net Investment Income (Loss)	0.28	#	0.53 #	0.52	0.55	0.62	0.65
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.27)		0.05	(0.29)	(0.05)	(0.02)	0.48

Total From Investment Operations	0.01		0.58	0.23	0.50	0.60	1.13

Less Distributions
Net Investment Income	(0.25)		(0.49)	(0.53)	(0.56)	(0.65)	(0.64)
Net Realized Gains	—		(0.06)	(0.04)	(0.29)	(0.20)	—

Total Distributions	(0.25)		(0.55)	(0.57)	(0.85)	(0.85)	(0.64)

Net Asset Value, End of Period	$11.24		$11.48	$11.45	$11.79	$12.14	$12.39

Total Return	0.13	%†	5.31%	1.87%	4.21%	4.86%	9.95%

Net Assets, End of Period (thousands)	$1,088,677		$871,392	$463,538	$373,108	$316,234	$300,059
Ratio of Expenses to Average Net Assets	0.13	%^	0.14%	0.15%	0.17%	0.17%	0.16%
Ratio of Net Investment Income to Average Net Assets	4.73	%^	4.72%	4.61%	4.72%	4.91%	5.37%
Portfolio Turnover Rate	0	%†	3%	16%	6%	23%	14%

#	Computed using average shares outstanding.

†	Non-Annualized.

^	Annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

	DFA Inflation-Protected Securities Portfolio Institutional Class shares
	Six Months Ended May 31, 2007		For the period Sept. 18, 2006** to Nov. 30, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$10.19		$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.28	#	0.02	#
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.34)		0.17

Total From Investment Operations	(0.06)		0.19

Less Distributions
Net Investment Income	(0.02)		—

Total Distributions	(0.02)		—

Net Asset Value, End of Period	$10.11		$10.19

Total Return	(0.57	)%†	1.90	%†

Net Assets, End of Period (thousands)	$65,191		$34,299
Ratio of Expenses to Average Net Assets	0.20	%^	0.20	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%^	0.60	%^@
Ratio of Net Investment Income to Average Net Assets	5.49	%^	0.94	%^@
Portfolio Turnover Rate	0	%†	0	%†

#	Computed using average shares outstanding.

^	Annualized.

†	Non-annualized.

**	Commencement of operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Class R2 shares

(formerly Class R shares)

	Global Equity Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to Nov. 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$14.76		$12.90	$11.54	$10.00

Income From Investment Operations
Net Investment Income	0.03	#	0.19 #	0.19 #	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	1.81		2.29	1.33	1.54

Total from Investment Operations	1.84		2.48	1.52	1.61

Less Distributions
Net Investment Income	(0.08)		(0.18)	(0.14)	(0.07)
Net Realized Gains	(0.17)		(0.44)	(0.02)	—

Total Distributions	(0.25)		(0.62)	(0.16)	(0.07)

Net Asset Value, End of Period	$16.35		$14.76	$12.90	$11.54

Total Return	12.62	%†	20.04%	13.25%	16.18	%†
Net Assets, End of Period (thousands)	$37,941		$32,717	$16,092	$14,684
Ratio of Expenses to Average Net Assets*	0.58	%^	0.62%	0.71%	0.90	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.83	%^	0.85%	0.80%	0.94	%^@
Ratio of Net Investment Income to Average Net Assets	0.46	%^	1.38%	1.32%	0.82	%^@

^	Annualized

†	Non-annualized

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

**	Commencement of operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

#	Computed using average shares outstanding.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Class R2 shares

(formerly Class R shares)

	Global 60/40 Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to Nov. 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$12.65		$11.58	$10.83	$10.00

Income From Investment Operations
Net Investment Income	0.03	#	0.11 #	0.19 #	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	1.01		1.40	0.73	0.84

Total from Investment Operations	1.04		1.51	0.92	0.92

Less Distributions
Net Investment Income	(0.08)		(0.18)	(0.16)	(0.09)
Net Realized Gains	(0.09)		(0.26)	(0.01)	—

Total Distributions	(0.17)		(0.44)	(0.17)	(0.09)

Net Asset Value, End of Period	$13.52		$12.65	$11.58	$10.83

Total Return	8.30	%†	13.49%	8.57%	9.29	%†
Net Assets, End of Period (thousands)	$8,569		$7,379	$1,857	$1,912
Ratio of Expenses to Average Net Assets*	0.57	%^	0.65%	0.70%	0.95	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.76	%^	0.77%	0.80%	1.28	%^@
Ratio of Net Investment Income to Average Net Assets	0.40	%^	0.89%	1.73%	0.94	%^@

^	Annualized

†	Non-annualized

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

**	Commencement of operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

#	Computed using average shares outstanding.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Class R2 shares

(formerly Class R shares)

	Global 25/75 Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to Nov. 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$11.11		$10.62	$10.33	$10.00

Income From Investment Operations
Net Investment Income	0.02	#	0.03 #	0.20 #	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.49		0.77	0.25	0.37

Total from Investment Operations	0.51		0.80	0.45	0.44

Less Distributions
Net Investment Income	(0.06)		(0.20)	(0.16)	(0.11)
Net Realized Gains	(0.09)		(0.11)	—	—

Total Distributions	(0.15)		(0.31)	(0.16)	(0.11)

Net Asset Value, End of Period	$11.47		$11.11	$10.62	$10.33

Total Return	4.64	%†	7.75%	4.47%	4.44	%†
Net Assets, End of Period (thousands)	$2,432		$2,701	$46	$65
Ratio of Expenses to Average Net Assets*	0.62	%^	0.62%	0.79%	0.95	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.71	%^	0.74%	0.95%	6.00	%^@
Ratio of Net Investment Income to Average Net Assets	0.32	%^	0.28%	2.00%	1.03	%^@

^	Annualized

†	Non-annualized

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

**	Commencement of operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

#	Computed using average shares outstanding.

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 1299 Ocean Avenue Santa Monica, CA 90401 Tel. No. (310) 395-8005	Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809
Sub-Advisors DIMENSIONAL FUND ADVISORS LTD. 7 Down Street London W1J7AJ United Kingdom Tel. No. (20) 7016-4500	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809
DFA AUSTRALIA LIMITED Level 29 Gateway 1 MacQuarie Place Sydney, New South Wales 2000 Australia Tel. No. (612) 8 336-7100	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

Other Available Information

You can find more information about the Funds and their Portfolios in the Funds’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

Request free copies from:

•	Your Shareholder Services Agent — if you are a participant in a Retirement Plan offering the Portfolios.

•	The Funds — if you represent a Retirement Plan sponsor. Call collect at (310) 395-8005.

•	Access them on our web site at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc. (DFA International Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio)—Registration No. 811-6067

DFA Investment Dimensions Group Inc. (all other Portfolios)—Registration No. 811-3258

RRD101007-016

CLASS R1 SHARES

CLASS R2 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

1299 Ocean Avenue, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

October 10, 2007

DFA Investment Dimensions Group Inc. (“DFAIDG”) is an open-end management investment company that offers forty-nine series of shares. Dimensional Investment Group Inc. (“DIG”) is an open-end management investment company that offers sixteen series of shares. DFAIDG and DIG are collectively referred to as the “Funds” in this Statement of Additional Information (“SAI”). This SAI relates to Class R1 shares and Class R2 shares of twenty-two series of DFAIDG and four series of DIG (individually, a “Portfolio” and collectively, the “Portfolios”):

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Company Portfolio (Feeder)	U.S. Core Equity 1 Portfolio
Enhanced U.S. Large Company Portfolio (Feeder)	U.S. Core Equity 2 Portfolio
U.S. Large Cap Value Portfolio (Feeder)	U.S. Vector Equity Portfolio
U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio (Feeder)
(formerly, U.S. Small XM Value Portfolio)	DFA Real Estate Securities Portfolio

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio	DFA International Real Estate Securities Portfolio
DFA International Value Portfolio (Feeder)	Emerging Markets Portfolio (Feeder)
International Core Equity Portfolio	Emerging Markets Value Portfolio (Feeder)
International Small Company Portfolio	Emerging Markets Core Equity Portfolio

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio (Feeder)	DFA Five-Year Global Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio (Feeder)	DFA Intermediate Government Fixed Income Portfolio
DFA Five-Year Government Portfolio	DFA Inflation-Protected Securities Portfolio

ALLOCATION PORTFOLIOS

Global Equity Portfolio	Global 25/75 Portfolio
Global 60/40 Portfolio

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated October 10, 2007, as amended from time to time. The Class R1 shares of each Portfolio and the Class R2 shares of each Portfolio (except the Allocation Portfolios) are new classes of shares. The audited financial statements and financial highlights of the Institutional Class shares of the Portfolios (except the Allocation Portfolios) and the Class R2 shares (formerly, Class R shares) of the Allocation Portfolios are incorporated by reference from the Funds’ annual reports to shareholders, and the unaudited financial information for the period ended May 31, 2007 is incorporated by reference from the Funds’ semi-annual reports to shareholders. The prospectus, annual reports and semi-annual reports can be obtained by writing to the above address or by calling the above telephone number. Because the DFA International Real Estate Securities Portfolio had not commenced operations as of November 30, 2006, the annual reports for the Funds for the fiscal year ended November 30, 2006 do not contain any data regarding the DFA International Real Estate Securities Portfolio.

PORTFOLIO CHARACTERISTICS AND POLICIES

Each of the Portfolios identified as a “Feeder” (a “Feeder Portfolio”) on the cover page of this SAI seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of The DFA Investment Trust Company (the “Trust”) or in the case of the Emerging Markets Value Portfolio, in the Dimensional Emerging Markets Value Fund Inc. (“DEM”). The series of the Trust and DEM are referred to as the “Master Funds.” The International Small Company Portfolio seeks to achieve its investment objective by investing in up to five Master Funds (the “International Master Funds”). Each Allocation Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds managed by Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”), which include, DEM; The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The DFA Two-Year Global Fixed Income Series, each a series of the Trust; and U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio and DFA Five-Year Global Fixed Income Portfolio, each a series of DFAIDG. DEM, the series of Trust and the portfolios of DFAIDG in which the Allocation Portfolios invest may be referred to as the “Underlying Funds.” Each Portfolio currently offers three classes of shares: Institutional Class shares, Class R1 shares and Class R2 shares. This SAI describes the Class R1 shares and Class R2 shares of the Portfolios.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and each Master Fund, and provides administrative services to the Feeder Portfolios, U.S. Targeted Value Portfolio, International Small Company Portfolio and the Allocation Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios, Master Funds and Underlying Funds, including the Feeder Portfolios, through their investment in the Master Funds, and the Allocation Portfolios through their investment in the Underlying Funds.

Each of the Portfolios, Master Funds and Underlying Funds is diversified under the federal securities laws and regulations.

Because the structure of the Domestic Equity and International Equity Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in a Portfolio and the anticipated amount of a Portfolio’s assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the designated Portfolios and Master Funds. For each Feeder Portfolio, the amounts include commissions paid by the corresponding Master Fund.

1

BROKERAGE COMMISSIONS

FISCAL YEARS ENDED NOVEMBER 30, 2006, 2005 and 2004

Master Fund/Portfolio	2006	2005	2004
The U.S. Large Company Series	$61,034	$95,999	$44,268
The Enhanced U.S. Large Company Series	$49,839	$44,492	$28,630
The U.S. Large Cap Value Series	$2,648,808	$1,721,122	$1,320,039
The U.S. Targeted Value Series[1]	$215,083	$238,206	$360,844
U.S. Core Equity 1 Portfolio	$266,017	$55,557	$0
U.S. Core Equity 2 Portfolio	$558,605	$102,098	$0
U.S. Vector Equity Portfolio	$233,163	$0	$0
The U.S. Small Cap Series	$1,743,204	$2,245,396	$2,082,149
DFA Real Estate Securities Portfolio	$320,657	$653,643	$678,386
Large Cap International Portfolio	$179,646	$148,371	$159,333
DFA International Value Series	$1,247,749	$1,088,052	$892,643
The International Core Equity Portfolio	$390,065	$62,553	$0
The Emerging Markets Series	$966,487	$1,778,688	$1,214,171
Emerging Markets Value Portfolio (Dimensional Emerging Markets Value Fund Inc.)	$4,533,467	$3,587,409	$1,389,358
Emerging Markets Core Equity Portfolio	$1,113,348	$619,779	$0

1	Represents the brokerage commissions for the master fund into which the DFA U.S. Targeted Value Fund invested prior to March 30, 2007.

The substantial increases or decreases in the amount of brokerage commissions paid by certain Portfolios from year to year indicated in the foregoing table resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by those Portfolios. Because the DFA International Real Estate Securities Portfolio had not commenced operations prior to the November 30, 2006 fiscal year end, the Portfolio had not incurred any brokerage commissions that are required to be reported.

Please note that while the following discussion relates to the policies of the Portfolios with respect to brokerage commissions, it should be understood that, with respect to a Feeder Portfolio, the International Small Company Portfolio, and an Allocation Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets, the International Master Funds in which the International Small Company Portfolio invests and the Underlying Funds in which an Allocation Portfolio invests.

The Fixed Income Portfolios acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for The United Kingdom Small Company Series, The Continental Small Company Series, the International Core Equity Portfolio and the DFA International Real Estate Securities Portfolio and DFA Australia Limited performs these services for The Japanese Small Company Series, The Asia Pacific Small Company Series, the International Core Equity Portfolio and the DFA International Real Estate Securities Portfolio.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services

2

provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Boards of Trustees/Directors of DFAIDG, DIG, DEM and the Trust, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The over-the-counter market (the “OTC”) companies eligible for purchase by The U.S. Small Cap Series, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio and the DFA Real Estate Securities Portfolio may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Portfolios or Master Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Portfolio or Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds and Portfolios can effect transactions at the best available prices.

During the fiscal year ended November 30, 2006, the Portfolios or, in the case of a Feeder Portfolio, its corresponding Master Fund, paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios or Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions
U.S. Large Cap Value Series	$2,404,470,834	$1,499,957
U.S. Targeted Value Series[1]	$26,845,594	$59,949
U.S. Small Cap Series	$96,065,385	$302,333
U.S. Vector Equity	$62,578,070	$58,086
Large Cap International Portfolio	$1,206,574	$603
International Core Equity Portfolio	$40,085,809	$22,939
DFA Real Estate Securities Portfolio	$24,261,576	$35,085

1	Represents the value of securities transactions and brokerage commissions for the master fund into which the DFA U.S. Targeted Value Fund invested prior to March 30, 2007.

A Feeder Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of the corresponding Master Fund.

Certain Portfolios or Master Funds may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of each Portfolio, or in the case of a Feeder Portfolio, its corresponding Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio or Master Fund during the fiscal year ended November 30, 2006, as well as the value of such securities held by the Portfolio or Master Fund as of November 30, 2006.

3

Master Fund/Portfolio	Broker or Dealer	Value of Securities
U.S. Large Company Series	Lehman Brothers Inc.	$15,352,828
U.S. Large Company Series	Morgan Stanley	$31,667,328
Enhanced U.S. Large Company Series	Citigroup Inc.	$8,686,434
Enhanced U.S. Large Company Series	UBS	$8,996,063
U.S. Core Equity 1 Portfolio	Jefferies & Co	$275,405
U.S. Core Equity 1 Portfolio	Knight Securities	$88,050
U.S. Core Equity 2 Portfolio	Jefferies &Co	$1,051,061
U.S. Core Equity 2 Portfolio	Knight Securities	$107,756
U.S. Vector Equity Portfolio	Bloomberg Tradebook	$195,470
U.S. Vector Equity Portfolio	Jefferies & Co	$289,900
U.S. Vector Equity Portfolio	Knight Securities	$324,024
U.S. Small Cap Series	First Albany	$92,898
U.S. Small Cap Series	Knight Securities	$5,114,349
U.S. Small Cap Series	Sanders Morris Harris	$740,214
Large Cap International Portfolio	UBS Securities	$13,257,609
Large Cap International Portfolio	Unicredit Banca Mobiliare	$7,609,174
DFA International Value Series	ABN AMRO Securities	$53,876,303
DFA International Value Series	Deutsche Bank Securities	$103,745,910
International Core Equity Portfolio	ABN AMRO Securities	$102,817
International Core Equity Portfolio	Davy Stockbrokers	$647,801
International Core Equity Portfolio	BNP Prime Peregrine Securities	$5,578,557
International Core Equity Portfolio	Exane BNP Paribas	$5,578,557
International Core Equity Portfolio	Winterflood Securities	$382,988
International Core Equity Portfolio	Cosmec Pty Ltd	$2,402,596
International Core Equity Portfolio	Deutsche Bank Securities	$1,953,156
International Core Equity Portfolio	HSBC Securities	$537,954
International Core Equity Portfolio	ING Securities	$566,960
International Core Equity Portfolio	Macquarie Equities Ltd.	$195,028
International Core Equity Portfolio	Marusan Securities	$108,693
International Core Equity Portfolio	Tokyo-Mitsubishi International	$1,591,158
International Core Equity Portfolio	Mizuho Securities	$549,743
International Core Equity Portfolio	Shore Capital	$41,337
International Core Equity Portfolio	Societe Generale	$2,353,440
International Core Equity Portfolio	Handelsbanken	$1,479,803
International Core Equity Portfolio	UBS Securities	$4,043,018
International Core Equity Portfolio	Unicredit Banca Mobiliare	$2,067,026
International Core Equity Portfolio	UOB Kay Hian Securities	$663,651
Dimensional Emerging Markets Value Fund Inc.	Investec	$18,899,096
Emerging Markets Core Equity Portfolio	Finansinvest	$343,227
Emerging Markets Core Equity Portfolio	Investec	$1,508,941
DFA One-Year Fixed Income Series	ABN-AMRO Bank	$15,976,685
DFA One-Year Fixed Income Series	Bank of America Corporation	$60,838,596
DFA One-Year Fixed Income Series	Barclays Bank	$68,400,330
DFA One-Year Fixed Income Series	Citigroup Inc.	$38,339,424
DFA One-Year Fixed Income Series	Deutsche Bank	$37,002,798
DFA One-Year Fixed Income Series	UBS	$65,395,693
DFA Two-Year Global Fixed Income Series	Bank of America Corporation	$58,669,382
DFA Two-Year Global Fixed Income Series	Citigroup Inc.	$38,226,788
DFA Two-Year Global Fixed Income Series	UBS	$63,718,545

4

Master Fund/Portfolio	Broker or Dealer	Value of Securities
DFA Five-Year Global Fixed Income Portfolio	Bank of America Corporation	$17,278,922
DFA Five-Year Global Fixed Income Portfolio	Deutsche Bank	$49,348,519
DFA Five-Year Global Fixed Income Portfolio	UBS	$18,596,040

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

All Portfolios (Except the Core Equity Portfolios, U.S. Vector Equity Portfolio, DFA International Real Estate Securities Portfolio and DFA Inflation-Protected Securities Portfolio) Investment Limitations

The Portfolios, except the Core Equity Portfolios, U.S. Vector Equity Portfolio, DFA International Real Estate Securities Portfolio and DFA Inflation-Protected Securities Portfolio, will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, except the DFA Real Estate Securities Portfolio, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and all Portfolios except the U.S. Small Cap Portfolio, the DFA One-Year Fixed Income Portfolio and the DFA Five-Year Government Portfolio may purchase or sell financial futures contracts and options thereon; and the Enhanced U.S. Large Company Portfolio may purchase, sell and enter into indices-related futures contracts, options on such futures contracts, securities-related swap agreements and other derivative instruments;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors; and, with respect to the Emerging Markets Value Portfolio, except through the acquisition of publicly traded debt securities and short-term money instruments;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities; provided that the U.S. Targeted Value Portfolio, Emerging Markets Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are not subject to this limitation;

(5)	borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of a Portfolio’s gross assets valued at the lower of market or cost; provided that each Portfolio, other than the DFA One-Year Fixed Income, DFA Intermediate Government Fixed Income and DFA Five-Year Government Portfolios, may borrow amounts not exceeding 33% of their net assets from banks and pledge not more than 33% of such assets to secure such loans; and with respect to the Emerging Markets Value Portfolio, borrow, except in connection with a foreign currency transaction, the settlement of a portfolio trade, as a temporary measure for extraordinary or emergency purposes, including to meet redemption requests, and, in no event in excess of 33% of the Fund’s net assets valued at market;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above; provided that the U.S. Targeted Value Portfolio, Emerging Markets Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are not subject to this limitation;

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(7)	invest more than 10% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; provided that the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, DFA Two-Year Global Fixed Income Portfolio, International Small Company, Emerging Markets Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are not subject to this limitation, and the DFA Real Estate Securities Portfolio, the U.S. Large Cap Value Portfolio, the DFA International Value Portfolio, the U.S. Small Cap Portfolio and the Emerging Markets Portfolio may invest not more than 15% of their total assets in illiquid securities;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company; provided that the U.S. Targeted Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are not subject to this limitation;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization; provided that (a) the DFA Real Estate Securities Portfolio may invest in a REIT that is registered as an investment company; (b) each of the U.S. Targeted Value Portfolio, Enhanced U.S. Large Company Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, and International Small Company Portfolio may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts, and the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are not subject to this limitation;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation; except this limitation does not apply to the U.S. Targeted Value Portfolio, DFA Real Estate Securities Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; except that (a) DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy;” and (b) DFA Real Estate Securities Portfolio shall invest more than 25% of its total assets in securities of companies in the real estate industry;

(13)	write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs, except that the Enhanced U.S. Large Company Portfolio, the U.S. Targeted Value Portfolio, Emerging Markets Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are not subject to these limitations;

(14)	purchase warrants, however, the Domestic and International Equity Portfolios may acquire warrants as a result of corporate actions involving their holdings of other equity securities; provided that the U.S. Targeted Value Portfolio, Emerging Markets Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are not subject to this limitation;

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(15)	purchase securities on margin or sell short; provided that the U.S. Targeted Value Portfolio, Emerging Markets Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are not subject to the limitation on selling securities short;

(16)	acquire more than 10% of the voting securities of any issuer; provided that this limitation applies only to 75% of the assets of the DFA Real Estate Securities Portfolio, the Value Portfolios, the Emerging Markets Portfolio, the Emerging Markets Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit each Feeder Portfolio, International Small Company Portfolio and each Allocation Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as the Master Funds, the International Master Funds or Underlying Funds, respectively. The investment limitations of each Master Fund are similar to those of the corresponding Feeder Portfolio, except as described below. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Allocation Portfolios. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

The investment limitations described in (1) and (15) above do not prohibit each Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations; and the investment limitations described in (1), (13) and (15) above do not prohibit the Enhanced U.S. Large Company Portfolio from: (i) making margin deposits in connection with transactions in options; and (ii) maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

For purposes of the investment limitation described in (5) above, the Emerging Markets Portfolio and Emerging Markets Value Portfolio (indirectly through their investment in the corresponding Master Funds) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. With respect to the investment limitation described in (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Although the investment limitation described in (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios and International Small Company Portfolio will only hold shares of certain Master Funds, these Portfolios do not intend to lend those shares.

For the purposes of the investment limitation described in (7) above, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio (indirectly through their investment in the corresponding Master Funds) and DFA Five-Year Global Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”) subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% or 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

For purposes of the investment limitation described in (12) above, management does not consider securities that are issued by the U.S. government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. A

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Portfolio might invest in certain securities issued by companies, such as Caisse Nationale des Telecommunication, a communications company, whose obligations are guaranteed by a foreign government. Management considers such a company to be within a particular industry (in this case, the communications industry) and, therefore, the Portfolio will invest in the securities of such a company only if it can do so under the Portfolio’s policy of not being concentrated in any single industry.

The Core Equity Portfolios, U.S. Vector Equity Portfolio, DFA International Real Estate Securities Portfolio and DFA Inflation-Protected Securities Portfolio Investment Limitations

The U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, Emerging Markets Core Equity Portfolio and DFA Inflation-Protected Securities Portfolio will not:

(1)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(2)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

(3)	make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

(4)	purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Portfolio’s total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio’s total assets may be invested without regard to such 5% and 10% limitations;

(5)	borrow money, except that (a) it may borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3% of its total assets (including the amount borrowed) and (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes;

(6)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act;

(7)	engage in the business of underwriting securities issued by others; and

(8)	concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies), except that the DFA International Real Estate Securities Portfolio shall invest more than 25% of its total assets in securities of companies in the real estate industry.

With respect to the investment limitation described in (5)(a) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed. With respect to the investment limitation described in (5)(b) above, each Portfolio will segregate assets to cover the amount borrowed by the Portfolio.

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Additional Information on Investment Limitations

Although not a fundamental policy subject to shareholder approval: (1) the Large Cap International Portfolio and U.S. Small Cap Portfolio (directly or indirectly through their investment in the Master Funds) do not intend to purchase interests in any real estate investment trust; and (2) the Portfolios (directly or indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

The International Equity, DFA Two-Year Global Fixed Income, Enhanced U.S. Large Company and DFA Five-Year Global Fixed Income Portfolios (directly or indirectly through their investment in the Master Funds) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Notwithstanding any of the above investment restrictions, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Dimensional Emerging Markets Value Fund, the Emerging Markets Core Equity Portfolio and the DFA International Real Estate Securities Portfolio may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors, such as the Master Funds, Dimensional Emerging Markets Value Fund or DFA International Real Estate Securities Portfolio, or whose use is otherwise considered by the Master Funds, Dimensional Emerging Markets Value Fund or DFA International Real Estate Securities Portfolio to be advisable. Each Master Fund, the Dimensional Emerging Markets Value Fund or the DFA International Real Estate Securities Portfolio would “look through” any such vehicle to determine compliance with its investment restrictions.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolios and Master Funds own, and does not include assets which the Portfolios and Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation for an investment restriction listed above that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Fund’s total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

OPTIONS ON STOCK INDICES

The Enhanced U.S. Large Company Series may purchase and sell options on stock indices. With respect to the sale of call options on stock indices, pursuant to published positions of the Securities and Exchange Commission (the “Commission”), The Enhanced U.S. Large Company Series will either (1) maintain with its custodian liquid assets equal to the contract value (less any margin deposits); (2) hold a portfolio of stocks substantially replicating the movement of the index underlying the call option; or (3) hold a separate call on the same index as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written, or (b) greater than the exercise price of the call written, provided the difference is maintained by the Series in liquid assets in a segregated account with its custodian. With respect to the sale of put options on stock indices, pursuant to published Commission positions, The Enhanced U.S. Large Company Series will either (1) maintain liquid assets equal to the exercise price (less any margin deposits) in a segregated account with its custodian; or (2) hold a put on the same index as the put written where the exercise price of the put held is (a) equal to or greater than the exercise price of the put written, or (b) less than the exercise price of the put written, provided an amount equal to the difference is maintained by the Series in liquid assets in a segregated account with its custodian.

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Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when The Enhanced U.S. Large Company Series desires.

The Enhanced U.S. Large Company Series will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Series will realize a loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying index in relation to the exercise price of the option, the volatility of the underlying index, and the time remaining until the expiration date.

If an option written by The Enhanced U.S. Large Company Series expires, the Series realizes a gain equal to the premium received at the time the option was written. If an option purchased by The Enhanced U.S. Large Company Series expires unexercised, the Series realizes a loss equal to the premium paid.

The premium paid for a put or call option purchased by The Enhanced U.S. Large Company Series is an asset of the Series. The premium received for an option written by the Series is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated with Options on Indices

There are several risks associated with transactions in options on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. The value of an option position will reflect, among other things, the current market price of the underlying index, the time remaining until expiration, the relationship of the exercise price, the term structure of interest rates, estimated price volatility of the underlying index and general market conditions. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Options normally have expiration dates of up to 90 days. The exercise price of the options may be below, equal to or above the current market value of the underlying index. Purchased options that expire unexercised have no value. Unless an option purchased by The Enhanced U.S. Large Company Series is exercised or unless a closing transaction is effected with respect to that position, The Enhanced U.S. Large Company Series will realize a loss in the amount of the premium paid and any transaction costs.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although The Enhanced U.S. Large Company Series intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the over the counter markets only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such a market exists. There can be no assurance that The Enhanced U.S. Large Company Series will be able to liquidate an over the counter option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Series may be unable to liquidate an over the counter option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that The Enhanced U.S. Large Series would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by The Enhanced U.S. Large Company Series, the inability to enter into a closing transaction may result in material losses to the Series.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, The Enhanced U.S. Large Company Series would not be able to close out options which it had purchased and may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

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The Enhanced U.S. Large Company Series’ activities in the options markets may result in higher fund turnover rates and additional brokerage costs; however, the Series may also save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

Investment Limitations on Options Transactions

The ability of The Enhanced U.S. Large Company Series to engage in options transactions is subject to certain limitations. The Enhanced U.S. Large Company Series will only invest in over-the-counter options to the extent consistent with the 15% limit on investments in illiquid securities.

FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of certain Portfolios with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets and, with respect to the International Small Company Portfolio and Allocation Portfolios, the International Master Funds and Underlying Funds, respectively.

All Portfolios and Underlying Funds, except the U.S. Small Cap Portfolio, the U.S. Small Cap Series, DFA One-Year Fixed Income Portfolio, DFA Five-Year Government Portfolio and DFA Inflation-Protected Securities Portfolio, may enter into futures contracts and options on futures contracts. Such Portfolios (with the exception of Enhanced U.S. Large Company Portfolio and its corresponding Master Fund) may enter into futures contracts and options on future contracts to gain market exposure on the Portfolio’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions. The Enhanced U.S. Large Company Portfolio may use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolios, Master Funds or Underlying Funds will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Portfolio, Master Fund or Underlying Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Portfolios, Master Funds or Underlying Funds expect to earn income on their margin deposits. Each Master Fund, Underlying Fund and Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Master Fund, Underlying Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund, Underlying Fund or Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Master Fund, Underlying Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund, Underlying Fund or Portfolio has entered into.

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Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio, Master Fund or Underlying Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio, Master Fund or Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Commission and interpretations of the staff of the Commission, the Portfolios, Master Funds or Underlying Funds (or their custodians) are required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts. These requirements are designed to limit the amount of leverage the Portfolios, Master Funds or Underlying Funds may use by entering into futures transactions.

CASH MANAGEMENT PRACTICES

All non-Feeder Portfolios, Master Funds and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the non-Feeder Portfolios, Master Funds and Underlying Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Master Funds	Permissible Cash Investments*	Percentage Guidelines**
U.S. Large Company	Short-term fixed income obligations same as One-Year Fixed Income Portfolio; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	5%

Enhanced U.S. Large Company	Short-term fixed income obligations same as Two-Year Global Fixed Income Portfolio; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	N.A.

Japanese Small Company, Asia Pacific Small Company, United Kingdom Small Company and Continental Small Company	Short-term fixed income obligations; high quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

U.S. Small Cap	Short-term fixed income obligations; high quality, highly liquid fixed income securities, such as money market instruments; affiliated and unaffiliated unregistered money market funds***	20%

U.S. Large Cap Value	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

U.S. Targeted Value Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

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Portfolios and Master Funds	Permissible Cash Investments*	Percentage Guidelines**
U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and U.S. Vector Equity Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Real Estate Securities Portfolio	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

Large Cap International Portfolio	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

International Small Company Portfolio	Short-term, high quality fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds***	Small portion

DFA International Value Portfolio and Master Fund	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

International Core Equity Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA International Real Estate Securities Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; freely convertible currencies; affiliated and unaffiliated registered and unregistered money market funds***	20%

Emerging Markets Series Emerging Markets Small Cap Series Dimensional Emerging Markets Value Fund Inc.	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	10%

Emerging Markets Core Equity Portfolio	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Intermediate Government Fixed Income Portfolio	Futures contracts on U.S. Treasury securities or options on such contracts; affiliated and unaffiliated unregistered money market funds***	N.A.

DFA Inflation-Protected Securities Portfolio	Short-term repurchase agreements; short-term government fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds, including government money market funds***	N.A.

Global Equity Portfolio Global 60/40 Portfolio Global 25/75 Portfolio	U.S. government securities, repurchase agreements and short-term paper; affiliated and unaffiliated registered and unregistered money market funds***	5%

*	With respect to fixed income instruments, except in connection with corporate actions, the non-Feeder Portfolios, Master Funds and Underlying Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.
**	The percentage guidelines set forth above are not absolute limitations, but the non-Feeder Portfolios, Master Funds and Underlying Funds do not expect to exceed these guidelines under normal circumstances.
***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

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CONVERTIBLE DEBENTURES

Each of the International Equity Portfolios, International Equity Master Funds and International Underlying Funds may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where such Portfolio, Master Fund or Underlying Fund is permitted to invest. In addition, The U.S. Small Cap Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio, Master Fund or Underlying Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by a Portfolio, Master Fund or Underlying Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio, Master Fund or Underlying Fund with opportunities which are consistent with its investment objective and policies.

EXCHANGE TRADED FUNDS

The following non-Feeder Portfolios, Master Funds and Underlying Funds may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity:

The Enhanced U.S. Large Company Series

U.S. Targeted Value Portfolio

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

U.S. Vector Equity Portfolio

International Core Equity Portfolio

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

DFA International Real Estate Securities Portfolio

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund Inc.

Emerging Markets Core Equity Portfolio

14

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Equity Portfolios, Equity Master Funds and Equity Underlying Funds with the expectation that they will be held for longer than one year. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of the Small Company Portfolios ordinarily are anticipated to be low. The One-Year Fixed Income Series, The Two-Year Global Fixed Income Series, the DFA Five-Year Government Portfolio and the DFA Five-Year Global Fixed Income Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The portfolio turnover rates for The Two-Year Global Fixed Income Series and DFA Five-Year Government Portfolio have varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of each Fund is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). Each Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for each Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2006.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of a Fund’s Performance Committee is a disinterested Director. Each Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings for each Fund held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Director and each interested Director of the Funds is set forth in the tables below, including a description of each Director’s experience as a Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

15

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 60	Director	DFAIDG–since 1983 DIG–since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	87 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	Director	DFAIDG–since 1986 DIG–since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Board of Milwaukee Mutual Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext) (1999-2001).	87 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	Director	DFAIDG–since 1981 DIG–since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	87 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	Director	DFAIDG–since 2003 DIG–since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (investment banking advice and strategic consulting) (since 2002). Director, MFRisk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003).	87 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

16

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	Director	DFAIDG–since 1981 DIG–since 1993	Frank E. Buck Professor Emeritus
of Finance, Stanford University
(since 1981). Chairman, Platinum
Grove Asset Management L..P.
(hedge fund) (formerly, Oak Hill
Platinum Partners) (since 1999).
Formerly, Managing Partner, Oak
Hill Capital Management (private
equity firm) (until 2004).
Director, Chicago Mercantile
			Exchange (since 2001).	87 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	Director	DFAIDG–since 2000 DIG–since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	87 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 60	Chairman, Director, President and Chief Executive Officer	DFAIDG–since 1981 DIG–since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer of Dimensional Holdings Inc. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada Inc. Formerly, Director of Assante Corporation (investment management).	87 portfolios in 4 investment companies

17

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 63	Director	DFAIDG–since 1981 DIG–since 1992	Director/Trustee (and prior to
2006, Chairman, and prior to
2003, Chief Investment Officer)
of the following companies:
Dimensional Fund Advisors LP,
Dimensional Emerging Markets
Value Fund Inc., DFAIDG, DIG
and The DFA Investment Trust
Company. Director of
Dimensional Holdings Inc. Prior
to 2006, Director (and prior to
2003, Chief Investment Officer)
of DFA Australia Limited and
DFA Securities Inc. Prior to
2006, Director of Dimensional
Fund Advisors Ltd., Dimensional
Funds PLC and Dimensional
Fund Advisors Canada Inc.
Trustee and Member of
Investment Committee, St. Louis
University (since 2003). Life
Trustee and Member of
Investment Committee, DePaul
University. Director, The
German St. Vincent Orphan
Home. Member of Investment
Committee, Archdiocese of St.
Louis. Trustee and Member of
Investment Committee, St. Louis
Art Museum (since 2005).
President and Director, The
Show Me Institute (public policy
research) (since 2006). Trustee,
St. Louis Symphony Orchestra
(since 2005). Trustee, Missouri
			Botanical Garden (since 2005).	87 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2006 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	U.S. Core Equity 1-Over $100,000 U.S. Core Equity 2-Over $100,000 International Core Equity-Over $100,000	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-100,000
Abbie J. Smith	None	None
Interested Directors:
David G. Booth	DFA One-Year Fixed Income-Over $100,000 Global Equity Portfolio - Over $100,000 Global 25/75 Portfolio - Over $100,000	Over $100,000
Rex A. Sinquefield	U.S. Large Company–Over $100,000 U.S. Large Cap Value–Over $100,000 DFA International Value-Over $100,000 Emerging Markets Value-Over $100,000 DFA Five-Year Global Fixed Income–Over $100,000	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the fiscal year ended November 30, 2006 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by each Fund to the Funds’ Chief Compliance Officer for the fiscal year ended November 30, 2006.

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Name and Position	Aggregate Compensation from DFAIDG*	Aggregate Compensation from DIG	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides	$63,614	$10,724	N/A	N/A	$130,000
Director
John P. Gould	$63,614	$10,724	N/A	N/A	$130,000
Director
Roger G. Ibbotson	$67,281	$11,383	N/A	N/A	$137,500
Director
Robert C. Merton	$63,614	$10,724	N/A	N/A	$130,000
Director
Myron S. Scholes	$63,614	$10,724	N/A	N/A	$130,000
Director
Abbie J. Smith	$63,614	$10,724	N/A	N/A	$130,000
Director
Christopher S. Crossan	$128,703	$21,640	N/A	N/A	N/A
Chief Compliance Officer

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2006 is as follows: $130,000 (Mr. Gould), $137,500 (Mr. Ibbotson); $130,000 (Mr. Scholes); and $130,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005); institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 40	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Legal counsel for Dimensional Fund Advisors LP.

David P. Butler Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional Fund Advisors LP (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004); Graduate Student at the University of Chicago (September 1998 to March 2001).

Robert P. Cornell Age: 58	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 41	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Age: 50	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 50	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 37	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.

Kenneth Elmgren Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Age: 42	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

20

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Glenn S. Freed Age: 45	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and
Associate Dean of the Leventhal School of Accounting (September
1998 to August 2001) and Academic Director Master of Business
Taxation Program (June 1996 to August 2001) at the University of
Southern California Marshall School of Business.

Jennifer Fromm Age: 34	Vice President	Since 2006	Vice President of all of the DFA Entities. Prior to July 2006, counsel of Dimensional Fund Advisors LP. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2004, Associate Counsel for State Street Corporation.

Mark R. Gochnour Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 40	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007); Client Services Coordinator of Dimensional Fund Advisors LP (December 1999 to December 2002).

Darla Hastings Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 33	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005); Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 33	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP. Formerly, Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating Age: 52	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director and Vice President of Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer of Assante Asset Management Inc. (October 2000 to December 2002); Director of Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer of Assante Capital Management (October 2000 to April 2001); Executive Vice President of Assante Corporation (May 2001 to December 2002); Director of Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer of Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to April 2004). Prior to April 2004, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

21

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Michael F. Lane Age: 40	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); President of AEGON, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Age: 31	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006); Operations Coordinator of Dimensional Fund Advisors LP (March 1998 to March 2003).

Juliet H. Lee Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Age: 50	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather E. Mathews Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors LP. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Age: 47	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors LP. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Age: 43	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC. And Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Age: 32	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005); Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Age: 40	Vice President and Chief Investment Officer	Vice President since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities and Dimensional Fund Advisors LP. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002); Research scientist (August 1998 to June 2000), California Institute of Technology.

22

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
L. Jacobo Rodríguez Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August
2004 to July 2005); Financial Services Analyst, Cato Institute
(September 2001 to June 2004); Book Review Editor, Cato Journal,
Cato Institute (May 1996 to June 2004); Assistant Director, Project on
Global Economic Liberty, Cato Institute (January 1996 to August
2001).

Michael T. Scardina Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, and Dimensional Fund Advisors Canada Inc. Formerly, Director of Dimensional Fund Advisors Ltd. (February 2002 to April 2007) and Dimensional Funds PLC (January 2002 to April 2007); Chief Financial Officer and Treasurer of all the DFA Entities (1993 to March 2007); and Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd..

David E. Schneider Age: 61	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors LP.

Ted R. Simpson Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002). Formerly, contract employee with Dimensional Fund Advisors (April 2002 to December 2002).

Bryce D. Skaff Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004); Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Age: 44	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 59	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional Fund Advisors LP. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000) and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Age: 41	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Age: 49	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 56	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional Fund Advisors LP (1999 to 2001).

23

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Paul E. Wise Age: 52	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for
Dimensional Fund Advisors LP (since 2004). Formerly, Principal of
Turnbuckle Management Group (January 2002 to August 2004); Vice
President of Information Technology of AIM Management Group
(March 1997 to January 2002).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

Directors and officers as a group own less than 1% of the outstanding stock of each class of each Portfolio described in this SAI.

SERVICES TO THE FUNDS

Administrative Services—The Feeder Portfolios, U.S. Targeted Value Portfolio, International Small Company Portfolio and Allocation Portfolios

The Funds have entered into administration agreements with the Advisor, on behalf of the Feeder Portfolios, U.S. Targeted Value Portfolio, International Small Company Portfolio, Global Equity Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds or Underlying Funds (as applicable), and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Feeder Portfolios, U.S. Targeted Value Portfolio, International Small Company Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are obligated to pay the Advisor a monthly fee based on average net assets equal to one-twelfth of the percentages listed below:

Portfolio	Administration Fee
U.S. Large Company Portfolio	0.095%(a)
Enhanced U.S. Large Company Portfolio	0.15%(b)
U.S. Large Cap Value Portfolio	0.15%(b)
U.S. Targeted Value Portfolio	0.25%(c)
U.S. Small Cap Portfolio	0.32%(b)
DFA International Value Portfolio	0.20%(b)
International Small Company Portfolio	0.40%(d)
Emerging Markets Portfolio	0.40%(b)
Emerging Markets Value Portfolio	0.40%(b)
DFA One-Year Fixed Income Portfolio	0.10%(b)
DFA Two-Year Global Fixed Income Portfolio	0.10%(b)
Global Equity Portfolio	0.30%(e)
Global 60/40 Portfolio	0.25%(e)
Global 25/75 Portfolio	0.20%(e)

(a)

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R1 shares of the U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent

24

necessary to limit the expenses of the Class R1 shares of the Portfolio to 0.35% of the Class R1 shares’ average net asses on an annualized basis. Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 shares of the U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.50% of the Class R2 shares’ average net asses on an annualized basis. The Fee Waiver and Expense Assumption Agreements for the Class R1 shares and Class R2 shares of the Portfolio will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the prospectus.

(b)	Pursuant to the Expense Assumption Agreement for the Class R1 shares of the Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, the Advisor has agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R1 shares of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.45% for the Enhanced U.S. Large Company Portfolio, 0.48% for the U.S. Large Cap Value Portfolio, 0.58% for the U.S. Small Cap Portfolio, 0.64% for the DFA International Value Portfolio, 0.80% for the Emerging Markets Portfolio, 0.81% for the Emerging Markets Value Portfolio, 0.38% for the DFA One-Year Fixed Income Portfolio and 0.39% for the DFA Two-Year Global Fixed Income Portfolio. Pursuant to the Expense Assumption Agreement for the Class R2 shares of the Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, the Advisor has agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.60% for the Enhanced U.S. Large Company Portfolio, 0.63% for the U.S. Large Cap Value Portfolio, 0.73% for the U.S. Small Cap Portfolio, 0.79% for the DFA International Value Portfolio, 0.95% for the Emerging Markets Portfolio, 0.96% for the Emerging Markets Value Portfolio, 0.53% for the DFA One-Year Fixed Income Portfolio and 0.54% for the DFA Two-Year Global Fixed Income Portfolio. The Fee Waiver and Expense Assumption Agreements for the Class R1 shares and Class R2 shares of each Portfolio will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by DIG, DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the prospectus.
(c)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R1 shares of the U.S. Targeted Value Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of the Class R1 shares of the Portfolio to 0.62% of the Class R1 shares’ average net asses on an annualized basis (the “Expense Limitation Amount”). Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 shares of the U.S. Targeted Value Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of the Class R2 shares of the Portfolio to 0.77% of the Class R2 shares’ average net asses on an annualized basis. The Fee Waiver and Expense Assumption Agreements for the Class R1 shares and Class R2 shares of the Portfolio will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the prospectus.
(d)

Pursuant to the Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the other direct expenses of the Portfolio’s Class R1 shares (not including expenses incurred though the Portfolio’s investment in other investment companies) to the extent necessary to limit the direct expenses of the Class R1 shares of the International Small Company Portfolio to 0.61% of the average net assets of the Class R1 shares on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a

25

shareholder of the International Master Funds. Pursuant to the Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the other direct expenses of Portfolio’s Class R2 shares (not including expenses incurred through the Portfolio’s investment in other investment companies) to the extent necessary to limit the direct expenses (not including expenses incurred through the Portfolio’s investment in other investment companies) of the Class R2 shares of the International Small Company Portfolio to 0.76% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. The Fee Waiver and Expense Assumption Agreements for the Class R1 shares and Class R2 shares of the Portfolio will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the prospectus.

(e)	Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor will: (i) waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.27% for the Equity Portfolio, to 0.25% for the 60/40 Portfolio and 0.22% for the 25/75 Portfolio; (ii) assume the direct operating expenses of the Class R1 shares of each Portfolio (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R1 shares of each such Portfolio bear as a shareholder of the Underlying Funds and including Shareholder Services Fees, but excluding expenses incurred from investment in unaffiliated investment companies) of the Class R1 shares of each Portfolio to 0.54% for the Equity Portfolio, to 0.51% for the 60/40 Portfolio and to 0.47% for the 25/75 Portfolio; and (iii) assume the direct operating expenses of the Class R2 shares of each Portfolio (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 shares of each such Portfolio bear as a shareholder of the Underlying Funds and including Shareholder Services Fees, but excluding expenses incurred from investment in unaffiliated investment companies) of the Class R2 shares of each Portfolio to 0.69% for the Equity Portfolio, to 0.66% for the 60/40 Portfolio and to 0.62% for the 25/75 Portfolio. The Fee Waiver and Expense Assumption Agreements for the for the Class R1 shares and Class R2 shares of Portfolio will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by DIG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus. Prior to June 1, 2005, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Class R2 shares of each Portfolio, the Advisor (i) waived its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.35% for the Equity Portfolio, to 0.30% for the 60/40 Portfolio and 0.25% for the 25/75 Portfolio; and (ii) assumed the direct operating expenses of the Class R2 shares of each Portfolio (excluding Administration Fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 shares of each such Portfolio bore as a shareholder of the Underlying Funds and including Shareholder Services Fees) of the Class R2 shares of each Portfolio to 0.95%.

Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to Advisor based on the average net assets of the classes.

For the fiscal years ended November 30, 2006, 2005 and 2004, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	2006 (000)		2005 (000)		2004 (000)
U.S. Large Company Portfolio	$3,205	[1]	$3,767	[6]	$2,656	[11]
Enhanced U.S. Large Company Portfolio	$492		$402		$262
U.S. Large Cap Value Portfolio	$7,542		$4,923		$3,225
U.S. Targeted Value Portfolio	$568	[2]	$479	[7]	$399	[12]
U.S. Small Cap Portfolio	$9,456		$7,658		$4,922
DFA International Value Portfolio	$6,900		$3,962		$2,043
International Small Company Portfolio	$15,012		$8,814		$5,111
Emerging Markets Portfolio	$8,360		$5,758		$3,299
Emerging Markets Value Portfolio	$11,845		$5,970		$2,441

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Portfolio	2006 (000)		2005 (000)		2004 (000)
DFA One-Year Fixed Income Portfolio	$2,272		$2,005		$1,767
DFA Two-Year Global Fixed Income Portfolio	$2,209		$1,829		$1,483
Global Equity Portfolio	$2,061	[3]	$1,081	[8]	$261	[13]
Global 60/40 Portfolio	$1,089	[4]	$476	[9]	$104	[14]
Global 25/75 Portfolio	$156	[5]	$83	[10]	$26	[15]

[1]	$ 2,233 after waiver
[2]	$ 568 after waiver
[3]	$ 523 after waiver
[4]	$ 324 after waiver
[5]	$ 65 after waiver
[6]	$ 1,187 after waiver
[7]	$ 479 after waiver
[8]	$ 653 after waiver
[9]	$ 275 after waiver
[10]	$ 0 after waiver and reimbursement
[11]	$ 742 after waiver
[12]	$ 421 after waiver
[13]	$ 225 after waiver
[14]	$ 25 after waiver
[15]	$ 0 after waiver and reimbursement

Administrative Services—All Portfolios

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PFPC, the non-Feeder Portfolios, the Feeder Portfolio’s Master Funds and the Underlying Funds pay PFPC annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110%	of the Fund Complex’s first $50 billion of average net assets;

.0085%	of the Fund Complex’s next $25 billion of average net assets; and

.0075%	of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a non-Feeder Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s, or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly fee. The Feeder Portfolios, International Small Company Fund and Allocation Portfolios are each subject to a monthly fee of $1,000. The U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, DFA Real Estate Securities Portfolio, DFA Five-Year Government Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Inflation-Protected Securities Portfolio are each subject to a monthly fee of $1,666. The Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, Emerging Markets Core Equity Portfolio, and DFA Five-Year Global Fixed Income Portfolio are each subject to a monthly base fee of $2,038. The Master Funds in which the Feeder Portfolios invest and the Underlying Funds in which the Allocation Portfolios invest are also subject to certain monthly base fees. Each domestic equity or domestic fixed income Master Fund or Underlying Fund is subject to a monthly base fee of $1,666 and each international equity or international fixed income Master Fund or Underlying Fund is subject to a monthly base fee of $2,038. The Class R1 shares and Class R2 shares of the Portfolios may be charged an additional fee by PFPC for administrative and accounting services in connection with the assessment of shareholder services fees by the Class R1 shares and Class R2 shares.

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The Portfolios also pay separate fees to PFPC with respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Shareholder Services

On behalf of the Portfolios, the Funds enter into agreements with Shareholder Services Agents to provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders of the Class R1 shares and Class R2 shares. For the array of services provided to Class R1 shareholders, the Funds pay such Shareholder Services Agents an amount up to 0.10% of the average net assets of the Class R1 shares for such services. For the array of services provided to Class R2 shareholders, the Funds pay such Shareholder Services Agents an amount up to 0.25% of the average net assets of the Class R2 shares for such services.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the following Portfolios and Master Funds: The Enhanced U.S. Large Company Series, Large Cap International Portfolio, The DFA International Value Series, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, The Emerging Markets Series, Emerging Markets Core Equity Portfolio, Dimensional Emerging Markets Value Fund Inc., The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio (co-custodian with PFPC Trust Co.). PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Domestic Equity non-Feeder Portfolios, the Fixed Income non-Feeder Portfolios, the Allocation Portfolios and all of the Feeder Portfolios and the other Master Funds.

Distributor

Each Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Funds by serving as the principal underwriter of the Funds’ shares. Pursuant to each Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Funds. No compensation is paid by the Funds to DFAS under the Distribution Agreements.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Funds. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Funds and audits the annual financial statements of the Funds. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and holders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (or, with respect to each Feeder Portfolio the corresponding Master Fund). The Advisor is paid no fee for the services it

28

provides as investment advisor to each Allocation Portfolio. As shareholders of the Underlying Funds, the Allocation Portfolios pay their proportionate shares of the management fees paid to the Advisor by the Underlying Funds. Because the DFA International Real Estate Securities Portfolio had not commenced operations as of the November 30, 2006 fiscal year end, this Portfolio is not included in the fee table below. Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to Advisor based on the average net assets of the classes.

For the fiscal years ended November 30, 2006, 2005 and 2004, the Portfolios (or their corresponding Master Funds or Underlying Funds) paid management fees (to the Advisor and any sub-advisor) as set forth in the following table:

	2006 (000)		2005 (000)		2004 (000)
U.S. Large Company Series(a)	$1,122		$967		$823
Enhanced U.S. Large Company Series	$164		$134		$88
U.S. Large Cap Value Series (a)	$7,124		$4,847		$3,190
U.S. Targeted Value Portfolio (b)	$189		$182		$199
U.S. Core Equity 1 Portfolio (c)	$661	[1]	$34	[8]	$0
U.S. Core Equity 2 Portfolio (c)	$1,217	[2]	$52	[9]	$0
U.S. Vector Equity Portfolio (d)	$610	[3]	$0		$0
U.S. Small Cap Series (a)	$972		$786		$534
DFA Real Estate Securities Portfolio	$6,709		$4,660		$2,995
Large Cap International Portfolio	$3,496		$2,460		$1,698
DFA International Value Series (a)	$11,736		$7,219		$4,209
International Core Equity Portfolio (c)	$1,547	[4]	$58	[10]	$0
International Small Company Portfolio (e)	$3,749		$2,203		$1,277
Japanese Small Company Series (a)	$1,369		$857		$448
Asia Pacific Small Company Series (a)	$568		$356		$202
United Kingdom Small Company Series (a)	$888		$495		$283
Continental Small Company Series (a)	$1,446		$856		$547
Emerging Markets Series (a)	$2,146		$1,478		$844
Emerging Markets Value Series (a)	$3,397		$1,799		$852
Emerging Markets Small Cap Series (a)	$1,431		$741		$337
Emerging Markets Core Equity Portfolio (f)	$2,714	[5]	$419	[11]	$0
DFA One-Year Fixed Income Series (a)	$1,136		$1,003		$884
DFA Two-Year Global Fixed Income Series (a)	$1,163		$941		$748
DFA Five-Year Government Portfolio	$1,728		$1,304		$942
DFA Five-Year Global Fixed Income Portfolio	$5,083		$3,631		$2,797
DFA Intermediate Government Fixed Income Portfolio	$639		$430		$341
DFA Inflation-Protected Securities Portfolio (g)	$5	[6]	$0		$0

[1]	$ 660 after waiver
[2]	$ 1,201 after waiver
[3]	$ 541 after waiver
[4]	$ 1,615 after recoupment of fees previously waived
[5]	$ 2,784 after recoupment of fees previously waived
[6]	$ 0 after waiver and reimbursement by the Advisor
[7]	$ 1,329 after recoupment of fees previously waived
[8]	$ 7 after waiver
[9]	$ 20 after recoupment of fees previously waived
[10]	$ 0 after waiver and reimbursement by the Advisor
[11]	$ 349 after waiver
[12]	$ 948 after recoupment of fees previously waived
[13]	$ 526 after waiver
(a)	The Master Fund has more than one Feeder Portfolio and/or direct investor; the dollar amount represents the total dollar amount of management fees paid by the Master Fund to the Advisor.

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(b)	Prior to March 30, 2007, the Portfolio was a Feeder Portfolio and the dollar amount prior to March 30, 2007 represents the amount paid by the Master Fund in which the Portfolio invested its assets.
(c)	U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and International Core Equity Portfolio commenced operations on September 15, 2005.
(d)	U.S. Vector Equity Portfolio commenced operations on December 30, 2005.
(e)

Each of the four International Master Funds in which the Portfolio invests its assets has more than one Feeder Portfolio (which are also included elsewhere in this table). The dollar amount represents the total dollar amount of management fees attributable to this Portfolio paid by each International Master Fund to the Advisor.

(f)	Emerging Markets Core Equity Portfolio commenced operations on April 5, 2005.
(g)	DFA Inflation-Protected Securities Portfolio commenced operations on September 18, 2006.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Class R1 shares of each of the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and International Core Equity Portfolio, the Advisor has agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Class R1 shares of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares of the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and International Core Equity Portfolio to 0.41%, 0.44% and 0.61%, respectively, of each Portfolio’s Class R1 shares’ average net assets on an annualized basis. Pursuant to a Fee Waiver and Expense Assumption Agreement for the Class R2 shares of each of these Portfolios, the Advisor has agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Class R2 shares of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R2 shares of the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and International Core Equity Portfolio to 0.56%, 0.59% and 0.76%, respectively, of each Portfolio’s Class R2 shares’ average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreements for the Class R1 shares and Class R2 shares of each Portfolio will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the prospectus.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R1 shares of the U.S. Vector Equity Portfolio, DFA International Real Estate Securities Portfolio, Emerging Markets Core Equity Portfolio and DFA Inflation-Protected Securities Portfolio, the Advisor has agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.56% for U.S. Vector Equity Portfolio, 0.74% for the DFA International Real Estate Securities Portfolio, 0.87% for the Emerging Markets Core Equity Portfolio and 0.40% for the DFA Inflation-Protected Securities Portfolio. Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 shares of these Portfolios, the Advisor has agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R2 shares of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.71% for U.S. Vector Equity Portfolio, 0.89% for the DFA International Real Estate Securities Portfolio, 1.02% for the Emerging Markets Core Equity Portfolio and 0.55% for the DFA Inflation-Protected Securities Portfolio. The Fee Waiver and Expense Assumption Agreements for the Class R1 shares and Class R2 shares of each Portfolio will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the prospectus.

Pursuant to the Expense Assumption Agreement for the Class R1 shares of the DFA Real Estate Securities Portfolio, Large Cap International Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio, the Advisor has agreed to assume certain ordinary operating expenses of a Portfolio (excluding management fees, custodian fees and the expenses the Portfolio incurs indirectly through investment in other investment companies) to the extent necessary to limit the

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ordinary operating expenses of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) of the Class R1 shares of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.53% for the DFA Real Estate Securities Portfolio, 0.49% for the Large Cap International Portfolio, 0.43% for the DFA Five-Year Government Portfolio, 0.49% for the DFA Five-Year Global Fixed Income Portfolio and 0.33% for the DFA Intermediate Government Fixed Income Portfolio. Pursuant to the Expense Assumption Agreement for the Class R2 shares of these Portfolios, the Advisor has agreed to assume certain ordinary operating expenses of a Portfolio (excluding management fees, custodian fees and the expenses the Portfolio incurs indirectly through investment in other investment companies) to the extent necessary to limit the ordinary operating expenses of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) of the Class R2 shares of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.68% for the DFA Real Estate Securities Portfolio, 0.64% for the Large Cap International Portfolio, 0.58% for the DFA Five-Year Government Portfolio, 0.64% for the DFA Five-Year Global Fixed Income Portfolio and 0.48% for the DFA Intermediate Government Fixed Income Portfolio. The Fee Waiver and Expense Assumption Agreements for the Class R1 shares and Class R2 shares of each Portfolio will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the prospectus.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios (or for Feeder Portfolios, their respective Master Funds) and the Underlying Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios (or for Feeder Portfolios, their respective Master Funds) and Underlying Funds including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day to day management of the category of portfolios indicated.

Domestic equity portfolios and Allocation Portfolios	Robert T. Deere
International equity portfolios	Karen E. Umland
Fixed income portfolios	David A. Plecha

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios in this SAI as of November 30, 2006 is set forth in the chart below.

Robert T. Deere

Portfolio	Dollar Range of Portfolio Shares Owned
U.S. Large Company Portfolio[1]	None
U.S. Enhanced Large Company Portfolio[1]	None
U.S. Large Cap Value Portfolio[1]	$50,001 - $100,000
U.S. Targeted Value Portfolio[2]	None
U.S. Core Equity 1 Portfolio[2]	None
U.S. Core Equity 2 Portfolio[2]	None
U.S. Vector Equity Portfolio[2]	None
U.S. Small Cap Portfolio[1]	None
DFA Real Estate Securities Portfolio[2]	None

[1]	Robert T. Deere serves as the portfolio manager for the Master Fund in which the Portfolio invests.
[2]	Robert T. Deere serves as the portfolio manager for the Portfolio.

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Karen E. Umland

Portfolio	Dollar Range of Portfolio Shares Owned
Large Cap International Portfolio[3]	None
DFA International Value Portfolio[4]	$100,001 - $500,000
International Core Equity Portfolio[3]	None
International Small Company Portfolio[3]	None
DFA International Real Estate Securities Portfolio[3]	None
Emerging Markets Portfolio[4]	$10,001 - $50,000
Emerging Markets Value Portfolio[4]	None
Emerging Markets Core Equity Portfolio[3]	None

[3]	Karen E. Umland serves as the portfolio manager for the Portfolio.
[4]	Karen E. Umland serves as the portfolio manager for the Master Fund in which the Portfolio invests.

David A. Plecha

Portfolio	Dollar Range of Portfolio Shares Owned
DFA One-Year Fixed Income Portfolio[5]	None
DFA Two-Year Global Fixed Income Portfolio[5]	None
DFA Five-Year Government Portfolio[6]	None
DFA Five-Year Global Fixed Income Portfolio[6]	None
DFA Intermediate Government Fixed Income Portfolio[6]	None
DFA Inflation-Protected Securities Portfolio[6]	None

[5]	David A. Plecha serves as the portfolio manager for the Master Fund in which the Portfolio invests.
[6]	David A. Plecha serves as the portfolio manager for the Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as the Advisor’s Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor’s general partner as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Portfolios (or with respect to the Feeder Portfolios, the Master Fund in which the Feeder Portfolios invest) and the Underlying Funds, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

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Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2006
Robert T. Deere

•        23 U.S. registered mutual funds with $45,702 million in total assets under management.

•        8 unregistered pooled investment vehicles with $10,498 million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $304 million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•        41 other accounts with $3,371 million in total assets under management.

Karen E. Umland

•        24 U.S. registered mutual funds with $35,356 million in total assets under management.

•        4 unregistered pooled investment vehicles with $557 million in total assets under management.

•        7 other accounts with $2,896 million in total assets under management.

David A. Plecha

•        13 U.S. registered mutual funds with $11,079 million in total assets under management.

•        7 unregistered pooled investment vehicles with $1,612 million in total assets under management.

•        7 other accounts with $209 million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio/Master Fund/Underlying Fund and other accounts. Other accounts include registered mutual funds (other than the Portfolios (or Master Funds in which the Feeder Portfolios invest) in this SAI and Underlying Funds), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Master Fund/Underlying Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Master Fund/Underlying Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Portfolios/Master Funds/Underlying Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio/Master Fund/Underlying Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios/Master Funds/Underlying Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio/Master Fund/Underlying Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund/Underlying Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio/Master Fund/Underlying Fund or Account, a Portfolio/Master Fund/Underlying Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios/Master Funds/Underlying Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios/Master Funds/Underlying Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Portfolios/Master Funds/Underlying Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to

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seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio/Master Fund/Underlying Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio/Master Fund/Underlying Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages (or in a Portfolio that he or she manages the corresponding Master Fund or Underlying Fund) and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Portfolios/Master Funds/Underlying Funds or Accounts for which they have portfolio management responsibilities.

The Advisor and the Funds have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. Until September 1995, DFA Intermediate Government Fixed Income Portfolio was named DFA Intermediate Government Bond Portfolio; DFA Five-Year Global Fixed Income Portfolio was named DFA Global Bond Portfolio; U.S. Large Cap Value Portfolio was named U.S. Large Cap High Book to Market Portfolio and DFA One-Year Fixed Income Portfolio was named DFA Fixed Income Shares. From September 1995 until December 1996, The DFA Real Estate Securities Portfolio was named DFA/AEW Real Estate Securities Portfolio. From April 1, 2001 to December 12, 2006, the U.S. Targeted Value Portfolio was known as the U.S. Small XM Value Portfolio. Prior to April 1, 2001, the U.S. Targeted Value Portfolio and the U.S. Small Cap Portfolio were known as the U.S. 4-10 Value Portfolio and the U.S. 6-10 Small Company Portfolio, respectively. Similarly, the Master Funds in which these four Portfolios invest – The U.S. Targeted Value Series and The U.S. Small Cap Series– were, prior to April 1, 2001, known as The U.S. 4-10 Value Series and The U.S. 6-10 Small Company Series, respectively. Effective March 30, 2007, the U.S. Targeted Value Portfolio is no longer a feeder portfolio and will hold the portfolio securities previously held by The U.S. Targeted Value Series, the Master Fund in which the U.S. Targeted Value Portfolio invested.

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, DIG was known as DFA U.S. Large Cap Portfolio Inc.

The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings. Dimensional Emerging Markets Value Fund was incorporated under Maryland law on January 9, 1991, and offers its shares only to institutional investors in private offerings. On November 21, 1997, the shareholders of Dimensional Emerging Markets Value Fund approved its conversion from a closed-end management investment company to an open-end management investment company.

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CODE OF ETHICS

The Funds, the Trust, Dimensional Emerging Markets Value Fund Inc., the Advisor, DFA Australia Limited, DFA Fund Advisors Ltd. and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio, Master Fund or Underlying Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares. Each share of common stock of a class of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. Each Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Funds, the latter being audited.

Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the relevant Fund will solicit voting instructions from the Feeder Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio’s shareholders. The Directors of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to a Master Fund of the Trust organized as a partnership for federal tax purposes, if a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

PRINCIPAL HOLDERS OF SECURITIES

The Class R1 shares of the Portfolios and the Class R2 shares of the Portfolios (except the Allocation Portfolios) are new classes of shares and, therefore, do not have beneficial owners. As of August 31, 2007, the following persons beneficially owned 5% or more of the outstanding stock of the Class R2 shares of the Allocation Portfolios, as set forth below:

GLOBAL EQUITY PORTFOLIO – CLASS R2 SHARES

Queens Long Island Retirement Plan	52.54%
Charles Schwab Trust Co.*
425 Market Street
San Francisco, CA 94105

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Northern Trust Company	34.07%
FBO Lear Corp. Salaried Retirement Savings Plan
P.O. Box 92994
Chicago, IL 60675

Northern Trust Company[1]	13.20%
FBO Lear Corp. Hourly Retirement Savings Plan

GLOBAL 60/40 PORTFOLIO – CLASS R2 SHARES

Queens Long Island Retirement Plan*[1]	35.73%

Northern Trust Company[1]	29.75%
FBO Lear Corp. Hourly Retirement Savings Plan

Northern Trust Company[1]	20.29%
FBO Lear Corp. Hourly Retirement Savings Plan

Diversified Investment Advisors Retirement	13.98%
Investors Bank & Trust Company, as Custodian
For Various Diversified Investment Advisors Retirement Plans
200 Clarendon Street
Boston, MA 02116

GLOBAL 25/75 PORTFOLIO – CLASS R2 SHARES

Northern Trust Company[1]	47.47%
FBO Lear Corp. Salaried Retirement Savings Plan

Northern Trust Company[1]	46.58%
FBO Lear Corp. Hourly Retirement Savings Plan

Queens Long Island Retirement Plan*[1]	5.10%

*	Owner of record only
[1]	See address for shareholder previously noted above in list

Shareholder inquiries may be made by writing or calling the Funds at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

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The Tokyo Stock Exchange (“TSE”) is closed on the following days in 2007: January 1, 2, 3 and 8, February 12, March 21, April 30, May 3 and 4, July 16, September 17 and 24, October 8, November 23, and December 24 and 31. In addition, in 2007 the TSE will have half-day trading on January 5 and December 28. Orders for the purchase and redemption of shares of the Japanese Small Company Portfolio received on those days will be priced as of the close of the NYSE on the next day that the TSE is open for trading (provided that the NYSE is open on such day). The London Stock Exchange (“LSE”) is closed on the following days in 2007: January 1, April 6 and 9, May 7 and 28, August 27, and December 25 and 26. Orders for the purchase and redemption of shares of the United Kingdom Small Company Portfolio received on those days will be processed as of the close of the NYSE on the next day that the London Stock Exchange is open for trading. In 2007, the foreign securities exchanges on which The Continental Small Company Series’ portfolio securities are principally traded are all closed on January 1, April 6 and 9 and December 25 and 26.

The Japanese Small Company Portfolio is closed on days that the TSE is closed. The United Kingdom Small Company Portfolio is closed on days that the LSE is closed. The Continental Small Company Portfolio is closed on January 1, April 6 and 9 and December 25 and 26. Purchase and redemption orders for shares of such Portfolios will not be accepted on those days.

The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Funds or their transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, a Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

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TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Different tax rules may apply because, for federal income tax purposes, certain Portfolios invest their assets in Master Funds organized as corporations for federal income tax purposes, other Portfolios invest their assets in Master Funds organized as partnerships for federal income tax purposes, and the Allocation Portfolios invest in Underlying Funds organized as corporations for federal income tax purposes and Underlying Funds treated as partnerships for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolios.

Distributions of Net Investment Income

A Portfolio derives income generally in the form of dividends and interest on its investments. In the case of a Feeder Portfolio that invests in a Master Fund, the Portfolio’s income generally consists of its share of dividends and interest earned by the Master Fund. Each Allocation Portfolio receives income generally in the form of dividends from those Underlying Funds classified as corporations, and dividends and interest from those Underlying Funds classified as partnerships. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

A Portfolio (or a Feeder Portfolio’s corresponding Master Fund) may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. The Allocation Portfolios, indirectly through their investment in the Underlying Funds, may derive capital gains and losses in connection with sales or other dispositions of portfolio securities. The Feeder Portfolios and Allocation Portfolio may also derive capital gains through their redemption of shares of their corresponding Master Funds or Underlying Funds classified as corporations. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of Foreign Withholding Taxes

In general. Certain of the Portfolios (or, in the case of Feeder Portfolios, their corresponding Master Funds) may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s income dividends paid to shareholders.

Pass-through of foreign tax credits. If more than 50% in value of the total assets of a Portfolio (or, in the case of a Feeder Portfolio whose corresponding Master Fund is classified as a partnership, more than 50% in value of the

38

total assets of the Master Fund) is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio (or Master Fund). If this election is made, a Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Portfolio will provide you with the information necessary to complete your personal income tax return if it makes this election. The other Portfolios that invest their assets in Master Funds organized as corporations will not be permitted to pass through a credit or deduction for their pro rata share of foreign withholding taxes paid by the Master Funds.

The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes by paid by the Portfolio) will be reduced if you receive from the Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Because each Allocation Portfolio is organized as a “fund-of-funds” with some of the Underlying Funds being treated as corporations, it is unlikely that an Allocation Portfolio will qualify to elect to pass through to shareholders the Portfolio’s pro rata share of foreign taxes paid by the Underlying Funds. If more than 50% of an Allocation Portfolio’s total assets at the end of a fiscal year is invested in foreign securities, the Allocation Portfolio may elect to pass through to you your pro rata share of foreign taxes paid by the Portfolio.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Portfolio (or, in the case of a Feeder Portfolio, its corresponding Master Fund) or Underlying Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s (or Master Fund’s) or Underlying Fund’s (through its distribution to an Allocation Portfolio) ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. Certain Portfolios (or, in the case of a Feeder Portfolio, its corresponding Master Fund) and Underlying Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). When investing in PFIC securities, the Portfolio (or Master Fund) or Underlying Fund intends to mark-to-market these securities and will recognize any gains at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. In addition, if a Portfolio (or a Master Fund organized as a corporation) or Underlying Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Master Fund) or Underlying Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions.

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable Distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

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Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board of Directors reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending November 30; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

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Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

To the extent a Portfolio (or in the case of a Feeder Portfolio whose corresponding Master Fund is classified as a partnership, the Master Fund) or an Underlying Fund classified as a partnership invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio, the Feeder Portfolio’s corresponding Master Fund or an Underlying Fund. To the extent a Master Fund or Underlying Fund organized as a corporation invests in U.S. government obligations, dividends derived from interest on these obligations and paid to the corresponding Feeder Portfolio or Allocation Portfolio, and, in turn, to you are unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on the Portfolio’s (or Master Fund’s) or Underlying Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) or an Underlying Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Portfolio (or Master Fund) or Underlying Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) or an Underlying Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Portfolio (or

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Master Fund) or Underlying Fund if the Portfolio (or Master Fund) or Underlying fund was a regular corporation. Dividends paid by certain Portfolios from interest on debt securities or dividends earned on portfolio securities of non-U.S. issuers, and are not expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) or an Underlying Fund were debt-financed or held by the Portfolio (or Master Fund) for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

A Portfolio, Master Fund, or Underlying Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio’s or Master Fund’s ability to recognize losses, and subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio’s or Master Fund’s foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you. With respect to the Feeder Portfolios, the following discussion applies to the Master Funds in which the Feeder Portfolios invest all their assets. With respect to the Allocation Portfolios, the following discussion applies to the Underlying Funds in which the Allocation Portfolios invest.

Derivatives. Certain Portfolios are permitted to invest in certain options, futures and foreign currency contracts. If a Portfolio makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Portfolio also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities lending. A Portfolio’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Short sales. A Portfolio’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Tax straddles. A Portfolio’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause a Portfolio to hold offsetting positions in securities. If a Portfolio’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Securities purchased at discount. Certain Portfolios are permitted to invest in securities issued or purchased at a discount, such as zero coupon, deferred interest or payment-in-kind (“PIK”) bonds that could require them to accrue and distribute income not yet received. If a Portfolio invests in these securities, the Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

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Investment in certain mortgage pooling vehicles (excess inclusion income). Certain Portfolios may invest in REITs that invest in residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) or qualify as a taxable mortgage pool. The portion of a Portfolio’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Portfolio to the Portfolio’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

Under these rules, a Portfolio will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income. To the extent that Portfolio shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Portfolio’s excess inclusion income allocable to Portfolio shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Portfolios expect that disqualified organizations own their shares. Because this tax is imposed at the Portfolio level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Portfolio’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Portfolios are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

In addition, with respect to Portfolio shareholders who are not nominees, for Portfolio taxable years beginning on or after January 1, 2007, a Portfolio must report excess inclusion income to shareholders in two cases:

•

If the excess inclusion income received by a Portfolio from all sources exceeds 1 % of the Portfolio’s gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

•

If a Portfolio receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Portfolio’s taxable year exceeded 3% of the REIT’s total dividends, the Portfolio must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

Under these rules, the taxable income of any Portfolio shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from a Portfolio. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Portfolio’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Portfolio’s income may be considered excess inclusion income.

Investments in securities of uncertain tax character. A Portfolio may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Portfolio, it could affect the timing or character of income recognized by the Portfolio, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

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Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends paid by a Portfolio from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-related dividends. Also, interest-related dividends paid by a Portfolio from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Portfolio (or Master Fund) or Underlying Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Portfolio’s (or Master Fund’s) qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from

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withholding for short-term capital gain dividends and interest-related dividends paid by a Portfolio is effective for dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

Exempt-interest dividends. Exempt-interest dividends from interest earned on municipal securities are not subject to U.S. withholding tax.

Ordinary dividends; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. The DFA Real Estate Securities Portfolio will and certain other Portfolios (or Master Funds) and Underlying Funds may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest by the Portfolio, or by a REIT or U.S. real property holding corporation in which the Portfolio invests, may trigger special tax consequences to the Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) that is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations.

IF the Portfolio is classified as a qualified investment entity AND you are a non-U.S. shareholder that OWNS MORE THAN 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution, THEN Portfolio distributions to you are treated as gain recognized by you from the disposition of a U.S. real property interest (USRPI) to the extent that the distribution is attributable to gain from a sale or disposition of a USRPI by the Portfolio. THIS WILL CAUSE any such distribution to be subject to U.S. withholding tax at a rate of 35%, and REQUIRE that you to file a nonresident U.S. income tax return.

In general, a USRPI includes stock in a U.S. real property holding corporation (USRPHC). A USRPHC is a U.S. corporation more than 50% of the assets of which are interests in U.S. real estate. However, if stock of a class of a USRPHC is publicly traded, stock of such class is treated as USRPI only if the Portfolio owns more than 5% of such class of stock. Stock of a U.S. REIT that is a USRPHC is a USRPI if the Portfolio owns more than 5% of the class of REIT shares, except that if U.S shareholders control the U.S. REIT, then shares of the REIT are not USRPIs even if the Portfolio owns more than 5%.

This treatment applies ONLY IF you own more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution. These look-through rules and the exemption from withholding for Portfolio shareholders owning 5% or less of a class of Portfolio shares sunset on December 31, 2007, except as provided in the next paragraph.

Even if you are a non-U.S. shareholder and DO NOT OWN MORE THAN 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution, Portfolio distributions to you that are attributable to gain from disposition of a USRPI by the Portfolio will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject withholding at 30% or lower treaty rate) if the Portfolio is classified as a qualified investment entity as described above. This rule sunsets on December 31, 2007, except that distributions you receive of short- or long-term capital gains that are attributable to the sale or disposition of a U.S. real property interest by a REIT in which the Portfolio invests will continue to be taxable as FIRPTA gain, subject to 35% withholding and a requirement that you file a U.S. nonresident income tax return, so long as the Portfolio remains a qualified investment entity.

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FIRPTA “Wash Sale” Rule. If a non-U.S. shareholder of the Portfolio, during the 30- day period preceding a Portfolio distribution that would have been treated as a distribution from the disposition of a U.S. real property interest, acquires an identical stock interest during the 60 day period beginning the first day of such 30-day period preceding the distribution, and does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These Rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

Gain on Sale of Portfolio Shares as FIRPTA Gain. In addition, a sale or redemption of Portfolio shares will be FIRPTA gain only if –

•	As a non-U.S. shareholder, you own more than 5% of a class of shares in the Portfolio; and

•	More than 50% of the Portfolio’s assets consist of:

—	more-than 5% interests in publicly traded companies that are USRPHCs,

—	interests in non-publicly traded companies that are USRPHCs, and

—	interests in U.S. REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Portfolio owns more than 5%; and

•	Non-U.S. shareholders own 50% or more of the value of the Portfolio shares; this last requirement sunsets and does not apply after December 31, 2007.

In the unlikely event a sale of Portfolio shares results in FIRPTA gain, the gain will be taxed as income “effectively connected with a U.S. trade or business.” As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. Whether for this purpose a Feeder Portfolio or Allocation Portfolio whose corresponding Master Fund or Underlying Fund is organized as a corporation may look through to the exempt assets held by the Master Fund or Underlying Fund classified as a corporation is unclear. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative

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or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PROXY VOTING POLICIES

The Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the non-Feeder Portfolios, Master Funds and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the non-Feeder Portfolios, Master Funds and Underlying Funds, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the non-Feeder Portfolios, Master Funds and Underlying Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the non-Feeder Portfolios, Master Funds and Underlying Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the non-Feeder Portfolios, the Master Funds or Underlying Funds, and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors/Trustees of the applicable non-Feeder Portfolio, Master Fund or Underlying Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the non-Feeder Portfolio, Master Fund or Underlying Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the non-Feeder Portfolio, Master Fund or Underlying Fund.

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Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. The Advisor may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a non-Feeder Portfolio, Master Fund or Underlying Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a non-Feeder Portfolio, Master Fund or Underlying Fund and which seeks to maximize the value of that fund’s investments. In some cases, the Advisor may determine that it is in the best interests of a non-Feeder Portfolio, Master Fund or Underlying Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a non-Feeder Portfolio, Master Fund or Underlying Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the investment of the non-Feeder Portfolio, Master Fund or Underlying Fund and that it is in that fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a non-Feeder Portfolio, Master Fund or Underlying Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.

The Advisor has retained Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the non-Feeder Portfolios, Master Funds and Underlying Funds; and provides reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the non-Feeder Portfolios, Master Funds and Underlying Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dfaus.com and (iii) on the Commission’s website at http://www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Boards of Directors of DFAIDG, DIG, DEM and Board of Trustees of the Trust (collectively, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios, Master Funds and Underlying Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, Master Funds and Underlying Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio, Master Fund and Underlying Fund generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, Master Fund or Underlying Fund (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the industry allocations of the Portfolio, Master Fund or Underlying Fund. Each Portfolio, Master Fund and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the trading strategies or pending portfolio transactions of a Portfolio, Master Fund or Underlying Fund. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

As of February 28, 2007, the Advisor and the Portfolios and Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PFPC Trust Company	All Feeder Portfolios, Allocation Portfolios, Domestic Portfolios and Domestic Master Funds	Fund Custodian	Daily

Citibank, N.A.	All International Equity Master Funds and Portfolios and Global Fixed Income Portfolios and Master Funds	Fund Custodian	Daily

PFPC Inc.	All Portfolios and Master Funds	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	All Portfolios and Master Funds	Independent registered public accounting firm	Semi-annually (based on fiscal year)

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Pricing Service Vendor	International Equity Portfolios and International Equity Master Funds	Fair value information services	Daily

Citibank North American, Inc.	All Portfolios and Master Funds	Middle office operational support service provider to the Advisor	Daily

AP1-Forsta AP Fondon	U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Monthly

AP3-Tredje AP Fondon	U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Monthly

California Institute of Technology	Emerging Markets Series and International Small Company Portfolio	Monitoring investor exposure and investment strategy	Upon request

InterMountain Healthcare	International Small Company Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Plan B Financial Services Ltd.	Emerging Markets Series	Monitoring investor exposure and investment strategy	Monthly*

Stichting Shell Pensioenfonds	U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Upon request

Siemens Savings Plan	Emerging Markets Series	Monitoring investor exposure and investment strategy	Upon request

Victorian Fund Management Corporation	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Northern Trust Company	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

State Street Bank and Trust	U.S. Large Cap Value Series and DFA International Value Series	Monitoring investor exposure and investment strategy	Monthly

Thomson Financial (Vestek)	U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Monthly

Callan Associates	U.S. Large Cap Value Series and DFA Intermediate Government Fixed Income Portfolio	Monitoring investor exposure and investment strategy	Monthly

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Colonial Consulting Co.	U.S. Large Cap Value Series, U.S. Small Cap Series and U.S. Targeted Value Portfolio	Monitoring investor exposure and investment strategy	Monthly

Consulting Services Group LLC	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Ennis, Knupp & Associates	International Small Company Portfolio and DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Evaluation Associates LLC	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Fincom Technologies, LLC	U.S. Large Cap Value Series, U.S. Small Cap Series, U.S. Targeted Value Portfolio, DFA Real Estate Securities Portfolio and U.S. Large Company Series	Vendor to Advisor providing Portfolio analytics	Quarterly

Hammond Associates LLC	U.S. Targeted Value Portfolio, U.S. Small Cap Series, DFA Real Estate Securities Portfolio, International Small Company Portfolio and Emerging Markets Series	Monitoring investor exposure and investment strategy	Monthly

Madison Portfolio Consultants	U.S. Large Cap Value Series, U.S. Small Cap Series and DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Marco Consulting Group	U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Monthly

Mercer Investment Consulting, Inc.	Large Cap International Portfolio and DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Russell Mellon Analytical Service	U.S. Targeted Value Portfolio, U.S. Small Cap Series, DFA International Value Series and U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Sparinvest	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Strategic Investment Solutions	U.S. Large Cap Value Series and Dimensional Emerging Markets Value Fund Inc.	Monitoring investor exposure and investment strategy	Quarterly

Summitt Strategies, Inc.	U.S. Targeted Value Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Watson Wyatt Investment Consulting	U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Monthly

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Wilshire Associates	U.S. Small Cap Series, DFA International Value Series, Dimensional Emerging Markets Value Fund Inc., DFA One-Year Fixed Income Series and DFA Five-Year Government Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Monthly

Yanni Partners, Inc.	U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Quarterly

Complementa	Dimensional Emerging Markets Value Fund Inc.	Monitoring investor exposure and investment strategy	Monthly

Avaya Inc.	U.S. Small Cap Series	Monitoring investor exposure and investment strategy	Monthly

Finance-Doc AG	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Meketa Investment Group, Inc.	Dimensional Emerging Markets Value Fund Inc.	Monitoring investor exposure and investment strategy	Upon request

Segal Advisors, Inc.	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Quarterly

*	receive top 500 holdings 15- to 20-days after month end.

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Master Funds, the Underlying Funds, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Funds, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios, Master Funds and Underlying Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio, Master Fund or Underlying Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

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The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Funds and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, an Underlying Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio, Master Fund or Underlying Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios, Master Funds and Underlying Funds to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Funds’ independent registered public accounting firm. PwC audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended November 30, 2006, as set forth in the Funds’ annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, and the unaudited financial information for the period ended May 31, 2007, as set forth in the Funds’ semi-annual reports to shareholders, are incorporated by reference into this SAI. Because the DFA International Real Estate Securities Portfolio had not commenced operations as of November 30, 2006, the annual report for DFAIDG for the fiscal year ended November 30, 2006 will not contain any data regarding the DFA International Real Estate Securities Portfolio.

The audited financial statements of the Master Funds (which are series of the Trust) and the audited financial statements of Dimensional Emerging Markets Value Fund Inc. for the fiscal year ended November 30, 2006, as set forth in the Trust’s and Dimensional Emerging Markets Value Fund Inc.’s annual reports to shareholders, including the reports of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI. The unaudited financial information of the Master Funds (which are series of the Trust) and the unaudited financial information of Dimensional Emerging Markets Value Fund Inc. for the period ended May 31, 2007, as set forth in the Trust’s and Dimensional Emerging Markets Value Fund Inc.’s semi-annual reports to shareholders, are incorporated by reference into this SAI.

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A shareholder may obtain a copy of the annual reports and semi-annual reports, upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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DFA INVESTMENT DIMENSIONS GROUP INC. (95/96)

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)	Articles of Incorporation.

	(1)	Articles of Restatement effective August 11, 2003 as filed with the Maryland Secretary of State on August 11, 2003.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	January 29, 2004.

	(2)	Articles Supplementary as filed with the Maryland Secretary of State on September 8, 2004 re: the addition of Class R Shares of U.S. Small Cap Value Portfolio and the deletion of (i) the LD U.S. Marketwide Portfolio Shares, (ii) the HD U.S. Marketwide Portfolio Shares, (iii) the LD U.S. Marketwide Value Portfolio Shares and (iv) the HD U.S. Marketwide Value Portfolio Shares

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	March 30, 2005.

	(3)	Articles of Amendment as filed with the Maryland Secretary of State on October 25, 2004 re: the name change of the:

* AAM/DFA International High Book to Market Portfolio to the LWAS/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	March 30, 2005.

	(4)	Articles Supplementary filed with the Maryland Secretary of State on January 10, 2005 re: the addition of the:

* Shares of Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	January 14, 2005.

	(5)	Articles Supplementary filed with the Maryland Secretary of State on March 7, 2005 re: the authorization of 40 billion additional shares of common stock:

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	March 30, 2005.

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(6)	Articles of Amendment as filed with the Maryland Secretary of State on September 12, 2005 re: the name change of the:

* The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 13, 2005.

(7)	Articles Supplementary filed with the Maryland Secretary of State on September 12, 2005 re: the addition of the:

* U.S. Core Equity 1 Portfolio

* U.S. Core Equity 2 Portfolio

* U.S. Vector Equity Portfolio

* International Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 13, 2005.

(8)	Articles of Amendment as filed with the Maryland Secretary of State on May 12, 2006 re: the name change of the:

* U.S. Small Cap Value Portfolio Shares-Investor Class to the U.S. Small Cap Value Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 80/81 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	May 23, 2006.

(9)	Articles Supplementary filed with the Maryland Secretary of State on May 12, 2006 re: the addition of the:

* Emerging Markets Social Core Portfolio Shares and the reclassification and reallocation of shares of Class R Shares of U.S. Small Cap Value Portfolio to the U.S. Small Cap Value Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 80/81 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	May 23, 2006.

(10)	Articles Supplementary filed with the Maryland Secretary of State on August 4, 2006 re: the addition of the:

* DFA Inflation-Protected Securities Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 12, 2006.

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(11)	Articles Supplementary filed with the Maryland Secretary of State on November 20, 2006 re: the addition of the:

* DFA International Real Estate Securities Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	December 5, 2006.

(12)	Articles Supplementary filed with the Maryland Secretary of State on November 29, 2006 re: the allocation of 100 billion additional shares of common stock to:

* U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2007.

(13)	Articles of Amendment as filed with the Maryland Secretary of State on November 29, 2006 re: the name change of the:

* U.S. Small XM Value Portfolio Shares to the U.S. Targeted Value Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2007.

(14)	Articles Supplementary filed with the Maryland Secretary of State on November 29, 2006 re: the allocation of 140 billion additional shares of common stock and re: the addition of the:

* DFA California Short-Term Municipal Bond Portfolio Shares

* T.A. U.S. Core Equity 2 Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2007.

(15)	Articles of Amendment as filed with the Maryland Secretary of State on March 27, 2007 re: the name change of the:

* Tax-Managed U.S. Small Cap Value Portfolio Shares to the Tax-Managed U.S. Targeted Value Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2007.

(16)	Articles of Amendment as filed with the Maryland Secretary of State on June 21, 2007 re: the name change of the:

* Emerging Markets Social Core Portfolio Shares to the Emerging Markets Social Core Equity Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 91/92 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	July 6, 2007.

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	(17)	Articles Supplementary filed with the Maryland Secretary of State on June 21, 2007 re: the addition of the:

* U.S. Social Core Equity 2 Portfolio Shares

* CSTG&E U.S. Social Core Equity 2 Portfolio Shares

* CSTG&E International Social Core Equity Portfolio Shares

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 91/92 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	July 6, 2007.

(b)	By-Laws.

Amended and Restated By-Laws of the Registrant.

Incorporated herein by reference to:

	Filing:		Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:		2-73948 and 811-3258.

	Filing Date:		January 29, 2004.

(c)	Instruments Defining the Rights of Securityholders.

	(1)	See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant’s Articles of Restatement dated August 11, 2003.

	(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Agreement.

	(1)	Investment Management Agreements.

		(a)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987 re: the:

* DFA Five-Year Government Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

			File Nos.:	2-73948 and 811-3258.

			Filing Date:	March 20, 1998.

		(b)	Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994 re: the:

* VA Global Bond Portfolio (formerly the DFA Global Fixed Income Portfolio and the DFA Global Bond Portfolio)

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

			File Nos.:	2-73948 and 811-3258.

			Filing Date:	March 20, 1998.

		(c)	Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:

* DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)

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Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 1998.

(d)	Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:

* Large Cap International Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(e)	Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992.

* DFA Real Estate Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 29, 2004.

(f)	Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:

* DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(g)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

* VA Large Value Portfolio (formerly known as the DFA Global Value Portfolio)

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(h)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

* VA Small Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

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(i)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

* VA International Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(j)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

* VA International Small Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(k)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

* VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(l)	Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:

* International Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(m)	Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:

* Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S. 5-10 Value Portfolio);

* Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10 Small Company Portfolio); and

* Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(1) Addendum Number One re: the reflection of the following name changes:

* Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio

* Tax-Managed U.S. 6-10 Small Company Portfolio to the Tax-Managed U.S. Small Cap Portfolio

6

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

(2) Addendum Number Two re: the reflection of the following name changes:

* Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 30, 2007.

(n) Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:

* DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 30, 2002.

(o) Form of Investment Advisory Agreement between the Registrant and DFA re: the:

* Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 14, 2005.

(p) Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

* U.S. Core Equity 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 2005.

(q) Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

* U.S. Core Equity 2 Portfolio

Incorporatedherein by reference to:

Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 2005.

7

(r)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

* International Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 13, 2005.

(s)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

* U.S. Vector Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 13, 2005.

(t)	Investment Advisory Agreement between the Registrant and DFA dated August 7, 2006 re: the:

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	August 4, 2006.

(u)	Investment Advisory Agreement between the Registrant and DFA dated September 12, 2006 re: the:

* DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 12, 2006.

(v)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

* DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	December 5, 2006.

(w)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

* DFA California Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 12, 2007.

8

	(x)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

* T.A. U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	January 12, 2007.

	(y)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

* U.S. Targeted Value Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	March 30, 2007.

	(z)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

* U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 89/90 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	April 24, 2007.

	(aa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

* CSTG&E U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	May 8, 2007.

	(bb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	May 8, 2007.

(2)	Sub-advisory Agreements.

	(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:

* VA International Small Portfolio.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

9

	Filing Date:	November 22, 1995.

	(i)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated July 18, 1997

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 78/79 to the Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	March 30, 2006.

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:

* VA International Small Portfolio.

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 13, 1999.

(d)	Form of Consultant Services Agreement between

DFA and Dimensional Fund Advisors Ltd.

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 13, 1999.

(e)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 13, 2005.

(f)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

* International Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 13, 2005.

10

(g)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	August 4, 2006.

(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. dated August 7, 2006 re: the:

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	August 4, 2006.

(i)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	December 5, 2006.

(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

* DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	December 5, 2006.

(k)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	May 8, 2007.

(l)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	May 8, 2007.

11

(e)	Underwriting Contracts.

	(1)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

			File Nos.:	2-73948 and 811-3258.

			Filing Date:	March 29, 2004.

(f)	Bonus or Profit Sharing Plans.

Not Applicable.

(g)	Custodian Agreements.

	(1)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated June 19, 1989 re: the:

* Enhanced U.S. Large Company Portfolio;

* DFA Two-Year Corporate Fixed Income Portfolio; and

* DFA Two-Year Government Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 37/38 to Registration Statement of the Registrant on form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	November 22, 1995.

	(2)	Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:

* U.S. 9-10 Small Company Portfolio;

* U.S. Large Company Portfolio;

* DFA One-Year Fixed Income Portfolio;

* DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and

* DFA Five-Year Government Portfolio

Previously filed with this registration statement and incorporated herein by reference.

		(a)	Addendum Number One

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

			File Nos.:	2-73948 and 811-3258.

			Filing Date:	January 22, 1999.

		(b)	Addendum Number Two re: the addition of:

* Tax-Managed U.S. Marketwide Value Portfolio X;

* Tax-Managed U.S. 5-10 Value Portfolio X;

* Tax-Managed U.S. 6-10 Small Company Portfolio X; and

* Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

			File Nos.:	2-73948 and 811-3258.

			Filing Date:	March 29, 2004.

12

(c)	Addendum Number Three re: the addition of:

* LD U.S. Large Company Portfolio;

* HD U.S. Large Company Portfolio;

* LD U.S. Marketwide Value Portfolio; and

* HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:

* RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:

* U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

* U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

* U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

* U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

* Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

* Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the addition of the:

* Tax-Managed U.S. Marketwide Portfolio;

and the reflection of the following name changes:

* LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

* HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the reflection of the following name change:

* Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

13

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

			File Nos.:	2-73948 and 811-3258.

			Filing Date:	July 30, 2002.

		(h)	Addendum Number Eight re: the addition of the:

* DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

			File Nos.:	2-73948 and 811-3258.

			Filing Date:	July 30, 2002.

		(i)	Form of Addendum Number Nine re: the addition of the:

* Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

			File Nos.:	2-73948 and 811-3258.

			Filing Date:	March 30, 2005.

		(j)	Addendum Number Ten re: the addition of the:

* U.S. Core Equity 1 Portfolio;

* U.S. Core Equity 2 Portfolio;

* U.S. Vector Equity Portfolio;

* International Core Equity Portfolio;

and the reflection of the following name changes:

* The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

			File Nos.:	2-73948 and 811-3258.

			Filing Date:	September 13, 2005.

(h)	Other Material Contracts.

	(1)	Transfer Agency Agreement.

Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 48/49 to the Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	March 20, 1998.

		(a)	Addendum Number One

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

			File Nos.:	2-73948 and 811-3258.

			Filing Date:	January 22, 1999.

		(b)	Addendum Number Two re: the addition of:

* Tax-Managed U.S. Marketwide Value Portfolio X;

14

* Tax-Managed U.S. 5-10 Value Portfolio X;

* Tax-Managed U.S. 6-10 Small Company Portfolio X; and

* Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:

* LD U.S. Large Company Portfolio;

* HD U.S. Large Company Portfolio;

* LD U.S. Marketwide Value Portfolio; and

* HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:

* RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:

* U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

* U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

* U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

* U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

* Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

* Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 7, 2001.

15

(g)	Addendum Number Seven re: the addition of the:

* Tax-Managed U.S. Marketwide Portfolio

and the reflection of the following name changes:

* LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

* HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:

* Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:

* DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:

* Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2005.

(k)	Addendum Number Eleven re: the addition of the:

* U.S. Core Equity 1 Portfolio;

* U.S. Core Equity 2 Portfolio;

* U.S. Vector Equity Portfolio;

* International Core Equity Portfolio;

and the reflection of the following name changes:

* The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 13, 2005.

16

(l)	Form of Addendum Number Fourteen re: the addition of the:

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	August 4, 2006.

(2)	Administration and Accounting Agreement

Administration and Accounting Services Agreement between the Registrant and PFPC dated June 19, 1989.

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 20, 1998.

(a)	Addendum Number One

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:

* Tax-Managed U.S. Marketwide Value Portfolio X;

* Tax-Managed U.S. 5-10 Value Portfolio X;

* Tax-Managed U.S. 6-10 Small Company Portfolio X; and

* Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:

* LD U.S. Large Company Portfolio;

* HD U.S. Large Company Portfolio;

* LD U.S. Marketwide Value Portfolio; and

* HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:

	*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 26, 2001.

17

(e) Addendum Number Five re: the reflection of the following name changes:

* U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

* U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

* U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

* U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

* Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

* Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(f) Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(g) Addendum Number Seven re: the addition of the:

* Tax-Managed U.S. Marketwide Portfolio

and the reflection of the following name changes:

* LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

* HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(h) Addendum Number Eight re: the reflection of the following name change:

* Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(i) Addendum Number Nine re: the addition of the:

* DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

18

(j) Form of Addendum Number Ten re: the addition of the:

* Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2005.

(k) Addendum Number Eleven re: the addition of the:

* U.S. Core Equity 1 Portfolio;

* U.S. Core Equity 2 Portfolio;

* U.S. Vector Equity Portfolio;

* International Core Equity Portfolio;

and the reflection of the following name changes:

* The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 13, 2005.

(l) Form of Addendum Number Seventeen re: the addition of the:

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	August 4, 2006.

(3)	Administration Agreements.

Administration Agreements between the Registrant and DFA.

(a) Dated January 6, 1993 re: the

* DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999

(b) Dated August 8, 1996 re: the:

* Japanese Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(c) Dated August 8, 1996 re: the

* United Kingdom Small Company Portfolio

19

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(d)	Dated August 8, 1996 re: the

* Continental Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(e)	Form of Amended and Restated Administration Agreement dated March 30, 2006 re: the:

* U.S. Large Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2006.

(f)	Dated August 8, 1996 re: the

* Pacific Rim Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

	(1)	Addendum Number One re: the reflection of the following name change:

* Pacific Rim Small Company Portfolio to Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	March 30, 2006.

(g)	Dated January 6, 1993 re: the

* U.S. Small Cap Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

	(1)	Addendum Number One re: the reflection of the following name change:

* U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

20

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 29, 2004.

(h)	Dated January 6, 1993 re: the:

* U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(i)	Dated January 6, 1993 re: the:

* U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(1) Addendum Number One re: the reflection of the following name change:

* U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 29, 2004.

(j)	Dated February 8, 1996 re: the

* RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 22, 1999.

(1) Addendum Number One re: the reflection of the following name change:

* RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 26, 2001.

21

(k	)	Dated March 30, 1994 re:

* Emerging Markets Portfolios

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	January 22, 1999.

(l)		Dated February 8, 1996 re: the:

* Enhanced U.S. Large Company Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	January 22, 1999.

(m)		Dated February 8, 1996 re: the

* DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	January 22, 1999.

(n)		Form of Dated August 8, 1996 re: the:

* International Small Company Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	March 29, 2004.

(o)		Dated December 19, 1996 re: the:

* Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	January 22, 1999.

(p)		Dated November 30, 1997 re: the:

* U.S. Micro Cap Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	January 22, 1999.

(1) Form of Addendum Number One re: the reflection of the following name change:

* U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

22

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 23, 2001.

(q) Form of Amended and Restated re: the:

* U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2007.

(r) Dated November 30, 1997 re: the:

* Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(s) Dated December 8, 1998 re: the:

* Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(t) Form of Dated August 1, 2001 re: the:

* Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 61/62 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 18, 2001.

(1) Addendum Number One re: the reflection of the following name change:

* Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

23

(4)	Other.

	(a)	Formof Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	June 19, 1995.

	(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	June 19, 1995.

	(c)	Formof Client Service Agent Agreement re: the:

* RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	November 22, 1995.

(1) Addendum Number One re: the reflection of the following name change:

* RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	January 26, 2001.

	(d)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA dated August 7, 2006.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	August 4, 2006.

	(e)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA dated September 12, 2006 re:

* DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	September 12, 2006.

24

(f)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

* DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2007.

(g)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

* DFA California Short-Term Municipal Bond Portfolio

* T.A. U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2007.

(h)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

* Emerging Markets Core Equity Portfolio

* U.S. Core Equity 1 Portfolio

* U.S. Core Equity 2 Portfolio

* U.S. Vector Equity Portfolio

* International Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2007.

(i)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

* U.S. Large Company Portfolio

* U.S. Targeted Value Portfolio

* International Small Company Portfolio

* Japanese Small Company Portfolio

* United Kingdom Small Company Portfolio

* Continental Small Company Portfolio

* Asia Pacific Small Company Portfolio (formerly, Pacific Rim Small Company Portfolio)

* Tax-Managed U.S. Equity Portfolio

* DFA Short-Term Municipal Bond Portfolio

* DFA Inflation-Protected Securities Portfolio

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2007.

25

	(j)	Form of Fee Waiver Agreement between the Registrant and DFA re:

* U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 91/92 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 6, 2007.

(i)	Legal Opinion.

(1) Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2007.

(j)	Other Opinions.

(1) Consent of PricewaterhouseCoopers

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2007.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940.

Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

Not Applicable

(n)	Plans pursuant to Rule 18f-3.

(1) Multiple Class Plan Pursuant to Rule 18f-3

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.n.1.

(o)	Powers-of-Attorney.

(1)    On behalf of the Registrant, dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 30, 2007.

(2)    On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G.

26

Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	March 30, 2007.

(3)	On behalf of Dimensional Emerging Markets Value Fund Inc., Power-of-Attorney dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as
attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G.
Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	March 30, 2007.

(p)	Codes of Ethics.

	(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.

		Filing Date:	January 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None.

ITEM 25. INDEMNIFICATION.

Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable

27

expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)	Dimensional Fund Advisors LP, with a principal place of business located at 1299 Ocean Avenue, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those executive officers and partners during the past two years.

(b)	The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio and CSTG&E International Social Core Equity Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 7 Down Street London W1J7AJ, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)	The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio and CSTG&E International Social Core Equity Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA has its principal placed of business is Level 29 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

28

ITEM 27. PRINCIPAL UNDERWRITERS.

(a)	DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
M. Akbar Ali 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Darryl Avery 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Arthur H. Barlow 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Scott A. Bosworth 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Valerie A. Brown 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

David P. Butler 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Patrick Carter 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Stephen A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert P. Cornell 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

29

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Christopher S. Crossan 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer

James L. Davis 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert T. Deere 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert W. Dintzner 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Kenneth Elmgren 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Richard A. Eustice 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Eugene F. Fama, Jr. 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Gretchen A. Flicker 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Glenn S. Freed 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Jennifer Fromm 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Mark R. Gochnour 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

30

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Henry F. Gray 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

John T. Gray 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Darla Hastings 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Joel H. Hefner 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Julie C. Henderson 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Fund Controller	Vice President and Fund Controller

Kevin B. Hight 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Christine W. Ho 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Jeff J. Jeon 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Patrick M. Keating 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Joseph F. Kolerich 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Michael F. Lane 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

31

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Kristina M. LaRusso 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Juliet H. Lee 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David R. Martin 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer

Heather E. Mathews 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David M. New 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Catherine L. Newell 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Secretary	Vice President and Secretary

Gerard K. O’Reilly 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carmen Palafox 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Sonya K. Park 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David A. Plecha 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Eduardo A. Repetto 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Chief Investment Officer	Vice President and Chief Investment Officer

32

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
L. Jacobo Rodríguez 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Michael T. Scardina 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David E. Schneider 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Ted R. Simpson 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Bryce D. Skaff 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Grady M. Smith 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carl G. Snyder 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Lawrence R. Spieth 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	Vice President

Bradley G. Steiman Suite 910, 1055 West Hastings Vancouver, B.C. V6E 2E9	Vice President	Vice President

Karen E. Umland 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carol W. Wardlaw 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	Vice President

33

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Weston J. Wellington 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Daniel M. Wheeler 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Ryan Wiley 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Paul E. Wise 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Dimensional Fund Advisors LP 1299 Ocean Avenue Santa Monica, CA 90401	Shareholder

(c)	Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	1299 Ocean Avenue Santa Monica, CA 90401

PFPC Inc.	301 Bellevue Parkway, Wilmington, DE 19809

ITEM 29. MANAGEMENT SERVICES.

None.

ITEM 30. UNDERTAKINGS.

Not Applicable.

34

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 95/96 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California, as of the 10th day of October, 2007.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)

By:	/s/ David G. Booth *
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 95/96 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth * David G. Booth	President, Director, Chairman and Chief Executive Officer	October 10, 2007

/s/ Rex A. Sinquefield * Rex A. Sinquefield	Director	October 10, 2007

/s/ David R. Martin * David R. Martin	Chief Financial Officer, Treasurer and Vice President	October 10, 2007

/s/ George M. Constantinides * George M. Constantinides	Director	October 10, 2007

/s/ John P. Gould * John P. Gould	Director	October 10, 2007

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Director	October 10, 2007

/s/ Robert C. Merton * Robert C. Merton	Director	October 10, 2007

/s/ Myron S. Scholes * Myron S. Scholes	Director	October 10, 2007

/s/ Abbie J. Smith * Abbie J. Smith	Director	October 10, 2007

*By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

35

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, State of California, as of the 10th day of October, 2007.

THE DFA INVESTMENT TRUST COMPANY
(Registrant)

By:	/s/ David G. Booth *
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 95/96 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth * David G. Booth	President, Trustee, Chairman and Chief Executive Officer	October 10, 2007

/s/ Rex A. Sinquefield * Rex A. Sinquefield	Trustee	October 10, 2007

/s/ David R. Martin * David R. Martin	Chief Financial Officer, Treasurer and Vice President	October 10, 2007

/s/ George M. Constantinides * George M. Constantinides	Trustee	October 10, 2007

/s/ John P. Gould * John P. Gould	Trustee	October 10, 2007

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Trustee	October 10, 2007

/s/ Robert C. Merton * Robert C. Merton	Trustee	October 10, 2007

/s/ Myron S. Scholes * Myron S. Scholes	Trustee	October 10, 2007

/s/ Abbie J. Smith * Abbie J. Smith	Trustee	October 10, 2007

*By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

36

DIMENSIONAL EMERGING MARKETS VALUE FUND, INC. consents to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, State of California, as of the 10th day of October, 2007.

DIMENSIONAL EMERGING MARKETS VALUE FUND, INC.
(Registrant)
By:	/s/ David G. Booth *
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of DIMENSIONAL EMERGING MARKETS VALUE FUND, INC. consent to the filing of this Post-Effective Amendment No. 95/96 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth * David G. Booth	President, Director, Chairman and Chief Executive Officer	October 10, 2007

/s/ Rex A. Sinquefield * Rex A. Sinquefield	Director	October 10, 2007

/s/ David R. Martin * David R. Martin	Chief Financial Officer, Treasurer and Vice President	October 10, 2007

/s/ George M. Constantinides * George M. Constantinides	Director	October 10, 2007

/s/ John P. Gould * John P. Gould	Director	October 10, 2007

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Director	October 10, 2007

/s/ Robert C. Merton * Robert C. Merton	Director	October 10, 2007

/s/ Myron S. Scholes * Myron S. Scholes	Director	October 10, 2007

/s/ Abbie J. Smith * Abbie J. Smith	Director	October 10, 2007

*By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

37

EXHIBIT INDEX

N-1A Exhibit No.	EDGAR Exhibit No.	Description

23(n)(1)	EX-99.n.1	Multiple Class Plan

38